As filed with the Securities and Exchange Commission on August 28, 2007
Securities Act File No. 33-14190 Investment Company Act File No. 811-5149

SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 32 and/or	[X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 34 (Check appropriate box or boxes)	[X]

Merrill Lynch Funds For Institutions Series (Exact Name of Registrant as Specified in Charter)

One Financial Center Boston, Massachusetts 02111 (Address of Principal Executive Officer) (617) 342-1600 (Registrant’s Telephone Number, including Area Code)

Barry F.X. Smith One Financial Center Boston, Massachusetts 02111 (Name and Address of Agent for Service)

Copies to:
Counsel for the Fund: Joel H. Goldberg, Esq. Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, New York 10019	BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809

It is proposed that this filing will become effective (check appropriate box):
|X|	immediately upon filing pursuant to paragraph (b)
| |	on (date) pursuant to paragraph (b)
| |	60 days after filing pursuant to paragraph (a)(1)
| |	on (date) pursuant to paragraph (a)(1)
| |	75 days after filing pursuant to paragraph (a)(2)
| |	on (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
| |	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SECURITIES REGISTERED

     Shares of beneficial interest of Merrill Lynch Premier Institutional Fund; shares of beneficial interest of Merrill Lynch Institutional Fund; shares of beneficial interest of Merrill Lynch Government Fund; shares of beneficial interest of Merrill Lynch Treasury Fund; shares of beneficial interest of Merrill Lynch Institutional Tax-Exempt Fund.

Master Institutional Money Market LLC has also executed this Registration Statement

Merrill Lynch Funds For
Institutions Series
 Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund
Merrill Lynch Government Fund Merrill Lynch Treasury Fund
Merrill Lynch Institutional Tax-Exempt Fund

Prospectus
August 28, 2007

This Prospectus contains information you should know before
investing, including information about risks. Please read it before you invest and keep it for future reference.

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

The Securities and Exchange Commission has not approved or
disapproved these securities or passed upon the adequacy of this
Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents
Key Facts
Merrill Lynch Premier Institutional Fund at a Glance	4
Merrill Lynch Institutional Fund at a Glance	6
Merrill Lynch Government Fund at a Glance	8
Merrill Lynch Treasury Fund at a Glance	9
Merrill Lynch Institutional Tax-Exempt Fund at a Glance	10
Risk/Return Bar Charts for Each of the Funds	12
Merrill Lynch Premier Institutional Fund	12
Merrill Lynch Institutional Fund	13
Merrill Lynch Government Fund	13
Merrill Lynch Treasury Fund	14
Merrill Lynch Institutional Tax-Exempt Fund	14
Fees and Expenses for Each of the Funds	15
Merrill Lynch Premier Institutional Fund	15
Merrill Lynch Institutional Fund	15
Merrill Lynch Institutional Tax-Exempt Fund	15
Merrill Lynch Government Fund	16
Merrill Lynch Treasury Fund	16

Details About the Funds
How Each Fund Invests	18
Merrill Lynch Premier Institutional Fund	18
Merrill Lynch Institutional Fund	18
Merrill Lynch Government Fund	20
Merrill Lynch Treasury Fund	21
Merrill Lynch Institutional Tax-Exempt Fund	22
Investment Risks	24
Statement of Additional Information	27

Table of Contents
Your Account
How to Buy, Sell and Transfer Shares	28
How Shares Are Priced	35
Dividends and Taxes	36

Management of the Funds
BlackRock Advisors	38
Master/Feeder Structure	41
Financial Highlights for Merrill Lynch Premier Institutional Fund	42
Financial Highlights for Merrill Lynch Institutional Fund	43
Financial Highlights for Merrill Lynch Government Fund	44
Financial Highlights for Merrill Lynch Treasury Fund	45
Financial Highlights for Merrill Lynch Institutional Tax-Exempt Fund	46

For More Information
Shareholder Reports	Back Cover
Statement of Additional Information	Back Cover

Key Facts
Merrill Lynch Premier Institutional Fund at a Glance

IMPORTANT DEFINITIONS
In an effort to help you better understand the many concepts involved in making an investment decision, we have defined the highlighted terms in this Prospectus in the sidebar.

U.S. Government Securities — debt securities issued and/or guaranteed as to principal and interest by the U.S. Government that are supported by the full faith and credit of the United States.

U.S. Government Agency Securities — debt securities issued and/or guaranteed as to principal and interest by U.S. Government agencies, that are not direct obligations of the United States. Such securities may not be supported by the full faith and credit of the United States.

U.S. Government Sponsored Enterprises — private corporations sponsored by the federal government that have the legal status of government agencies, such as the Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association or the Federal National Mortgage Association. Securities issued by these entities are generally not supported by the full faith and credit of the United States.

What are the Fund’s investment objectives?

The Fund’s objectives are to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

What are the Fund’s main investment strategies?

The Fund is a money market mutual fund that is subject to all of the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Fund tries to achieve its objectives by investing in a diversified portfolio of U.S. dollar denominated money market securities. These securities consist primarily of short-term U.S. Government securities, U.S. Government agency securities, and securities issued by U.S. government sponsored enterprises and U.S. government instrumentalities bank obligations, commercial paper and repurchase agreements. The Fund may also invest in domestic bank obligations and foreign bank obligations and other short-term debt securities issued by U.S. and foreign entities. These securities will have remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

Fund management decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur between securities of a similar kind.

The Fund is a “feeder” fund that invests all of its assets in Merrill Lynch Premier Institutional Portfolio, a corresponding “master” portfolio (the “Premier Institutional Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”). The Premier Institutional Portfolio has the same investment objectives and strategies as the Fund. All investments are made at the Premier Institutional Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Premier Institutional Portfolio. For simplicity, except where otherwise indicated, this Prospectus uses the term “Fund” to include the Fund’s corresponding Portfolio.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objectives.

4

IMPORTANT DEFINITIONSIMPORTANT DEFINITIONS
U.S. Government Instrumentalities — supranational entities sponsored by the U.S. and other governments, such as the World Bank or the Inter-American Development Bank.

Repurchase Agreements — agreements under which a party sells securities to the Fund and at the same time agrees to repurchase the securities at a particular time and price.

Foreign Bank Obligations — debt securities issued by foreign depository institutions and their foreign branches and subsidiaries.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s yield will fluctuate as market conditions and interest rates change and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the Fund has maintained a constant share price since inception and will continue to try to do so, the following factors could reduce the Fund’s income level and/or share price:

•	interest rates could rise sharply, causing the Fund’s share price to drop
•	any of the Fund’s holdings could have its credit rating downgraded or could default
•	the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest
•	the risk that the counterparty to a repurchase agreement will fail to meet its obligations to the Fund

Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Who should invest?

The minimum purchase amount for Merrill Lynch Premier Institutional Fund is $10,000,000 per account. The Fund may be an appropriate investment for an institution that:

•	Is looking for current income and liquidity
•	Is looking for preservation of capital
•	Is investing with short-term goals in mind, such as for cash reserves

5

Merrill Lynch Institutional Fund at a Glance

What are the Fund’s investment objectives?

The Fund’s objectives are to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

What are the Fund’s main investment strategies?

The Fund is a money market mutual fund that is subject to all of the requirements of Rule 2a-7 under the Investment Company Act.

The Fund tries to achieve its objectives by investing in a diversified portfolio of U.S. dollar denominated money market securities. These securities primarily consist of short-term U.S. Government securities, U.S. Government agency securities, and securities issued by U.S. Government sponsored enterprises and U.S. Government instrumentalities, bank obligations, commercial paper and repurchase agreements. The Fund may also invest in domestic bank obligations and foreign bank obligations and other short-term debt securities issued by U.S. and foreign entities. These securities will have remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

Fund management decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur between securities of a similar kind.

The Fund is a “feeder” fund that invests all of its assets in Merrill Lynch Institutional Portfolio, a corresponding “master” portfolio (the “Institutional Portfolio”) of the Master LLC. The Institutional Portfolio has the same investment objectives and strategies as the Fund. All investments are made at the Institutional Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Institutional Portfolio. For simplicity, except where otherwise indicated, this Prospectus uses the term “Fund” to include the Fund’s corresponding Portfolio.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objectives.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s yield will fluctuate as market conditions and interest rates change and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

6

While the Fund has maintained a constant share price since inception and will continue to try to do so, the following factors could reduce the Fund’s income level and/or share price:

•	interest rates could rise sharply, causing the Fund’s share price to drop
•	any of the Fund’s holdings could have its credit rating downgraded or could default
•	the risks generally associated with dollar-denominated foreign investments, such as economic and political developments, seizure or nationalization of deposits, imposition of taxes or other restrictions on the payment of principal and interest
•	the risk that the counterparty to a repurchase agreement will fail to meet its obligations to the Fund

Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

Who should invest?

The minimum initial purchase amount for Merrill Lynch Institutional Fund is $100,000 per account. The Fund may be an appropriate investment for an institution that:

•	Is looking for current income and liquidity
•	Is looking for preservation of capital
•	Is investing with short-term goals in mind, such as for cash reserves

7

Merrill Lynch Government Fund at a Glance

What are the Fund’s investment objectives?

The Fund’s objectives are to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

What are the Fund’s main investment strategies?

The Fund is a money market mutual fund that is subject to all of the requirements of Rule 2a-7 under the Investment Company Act. The Fund tries to achieve its objectives by investing all of its assets in U.S. Government securities, U.S. Government agency securities, and securities issued by U.S. Government sponsored enterprises, and repurchase agreements involving the securities described above. The securities in which the Fund invests will have remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

Fund management decides which of these securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur between securities of a similar kind.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objectives.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Certain securities in which the Fund may invest, including securities issued by certain government agencies and government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States.

The Fund’s yield will fluctuate as market conditions and interest rates change and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

The Fund is also subject to the risk that the counterparty to a repurchase agreement will fail to meet its obligations to the Fund.

Who should invest?

The minimum initial purchase amount for Merrill Lynch Government Fund is $100,000 per account. The Fund may be an appropriate investment for an institution that:

•	Is looking for current income and liquidity
•	Is looking for preservation of capital
•	Is investing with short-term goals in mind, such as for cash reserves

8

Merrill Lynch Treasury Fund at a Glance

IMPORTANT DEFINITIONS
Direct Obligations of the U.S. Treasury — securities issued directly by the U.S. Treasury rather than by any U.S. Government agency or instrumentality that are backed by the full faith and credit of the United States.

What are the Fund’s investment objectives?

The Fund’s objectives are to seek current income consistent with liquidity and security of principal by investing in a portfolio of securities that are direct obligations of the U.S. Treasury.

What are the Fund’s main investment strategies?

The Fund is a money market mutual fund that is subject to all of the requirements of Rule 2a-7 under the Investment Company Act. The Fund tries to achieve its objectives by investing all its assets in Treasury bills, notes and other direct obligations of the U.S. Treasury. The securities in which the Fund invests will have remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

Fund management decides which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur between securities of a similar kind.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objectives.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s yield will fluctuate as market conditions and interest rates change and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Share Reduction Risk — the risk that the Fund may reduce the number of shares held by its shareholders to maintain a constant net asset value of $1.00 per share.

Who should invest?

The minimum initial purchase amount for Merrill Lynch Treasury Fund is $100,000 per account. The Fund may be an appropriate investment for an institution that:

•	Is looking for current income and liquidity
•	Is looking for preservation of capital
•	Is investing with short-term goals in mind, such as for cash reserves

9

Merrill Lynch Institutional Tax-Exempt Fund at a Glance

IMPORTANT DEFINITIONS
Short-Term Securities — securities with remaining maturities of not more than 397 days (13 months).

Tax-Exempt Securities — securities that pay interest that is, in the opinion of bond counsel to the issuer, excludable from gross income for Federal income tax purposes (and does not subject investors to the Federal alternative minimum tax).

What are the Fund’s investment objectives?

The Fund’s investment objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term, high quality tax-exempt money market securities.

What are the Fund’s main investment strategies?

The Fund is a money market mutual fund that is subject to all of the requirements of Rule 2a-7 under the Investment Company Act. The Fund tries to achieve its objectives by investing in a diversified portfolio of short-term tax-exempt securities. These securities consist principally of tax-exempt notes and commercial paper, short-term municipal bonds, tax-exempt variable rate demand obligations and short-term tax-exempt derivatives. Certain short-term tax-exempt securities have stated maturities that are longer than 397 days, but give the Fund the right to demand payment from a financial institution within that period. The Fund treats these securities as having a maturity of 397 days or less. The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

The Fund has adopted a fundamental policy (that may not be changed without shareholder approval) to invest, under normal circumstances, (i) at least 80% of its assets in investments the income from which is exempt from Federal income tax or (ii) its assets so that at least 80% of the income that it distributes will be exempt from Federal income tax. These requirements apply to investments or distributions that are exempt from Federal income tax under both the regular tax rules and the alternative minimum tax rules.

The Fund invests all of its assets in securities that have one of the two highest short term ratings from a nationally recognized rating agency. The Fund also may invest in unrated securities, but only when Fund management, pursuant to authority delegated by the Board of Trustees, determines that the credit quality is comparable to securities that have one of the two highest ratings. Certain securities in which the Fund invests are entitled to the benefit of insurance, guarantees, letters of credit or similar arrangements provided by a financial institution. When this is the case, Fund management may consider the obligation of the financial institution and its creditworthiness in determining whether the security is an appropriate investment for the Fund.

The Fund does not presently intend to invest more than 25% of its total assets in short-term tax-exempt securities of issuers located in the same state. Fund management, as delegated by the Fund’s Board of Trustees, determines which securities to buy based on its assessment of relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yields of similar kinds of securities.

10

The Fund is a “feeder” fund that invests all of its assets in Merrill Lynch Institutional Tax-Exempt Portfolio, a corresponding “master” portfolio (the “Tax-Exempt Portfolio”) of the Master LLC. The Tax-Exempt Portfolio has the same investment objectives and strategies as the Fund. All investments are made at the Tax-Exempt Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Tax-Exempt Portfolio. For simplicity, except where otherwise indicated, this Prospectus uses the term “Fund” to include the Fund’s corresponding Portfolio.

What are the main risks of investing in the Fund?

The Fund cannot guarantee that it will achieve its objective.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund’s yield will fluctuate as market conditions and interest rates change and as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

While the Fund has maintained a constant share price since inception and will continue to try to do so, the following factors could reduce the Fund’s income level and/or share price:

•	interest rates could rise sharply, causing the Fund’s share price to drop
•	any of the Fund’s holdings could have its credit rating downgraded or could default

Share Reduction Risk — the risk that the Fund may reduce the number of shares held by its shareholders to maintain a constant net asset value of $1.00 per share.

Who should invest?

The minimum initial purchase amount for Merrill Lynch Institutional Tax-Exempt Fund is $100,000 per account. The Fund may be an appropriate investment for an institution that:

•	Is looking for liquidity as well as current income that is exempt from Federal income tax
•	Is looking for preservation of capital
•	Is investing with short-term goals in mind, such as for cash reserves

11

Risk/Return Bar Charts for Each of the Funds

The bar charts and tables shown below provide an indication of the risks of investing in each Fund. The bar charts show changes in each Fund’s performance for each of the past ten calendar years or each completed calendar year since the Fund’s inception, which, in the case of each of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund and Merrill Lynch Institutional Tax-Exempt Fund, includes periods prior to each Fund’s conversion to a “master/feeder” structure effective January 14, 2002. The tables show the average annual total returns of each Fund for the periods shown. How each Fund performed in the past is not necessarily an indication of how that Fund will perform in the future as a stand-alone fund or, in the case of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund and Merrill Lynch Institutional Tax-Exempt Fund, as a “feeder” fund.

Merrill Lynch Premier Institutional Fund

During the period shown in the bar chart, the highest return for a quarter was 1.65% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.25% (quarter ended June 30, 2004). The year-to-date return as of June 30, 2007 was 2.62%.

Average Annual Total Returns (for the periods ended December 31, 2006)	One Year	Five Years	Life of Fund*

Merrill Lynch Premier Institutional Fund	4.95%	2.52%	4.67%

*	Inception date was January 27, 1997.

12

Merrill Lynch Institutional Fund

During the period shown in the bar chart, the highest return for a quarter was 1.63% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.23% (quarter ended June 30, 2004). The year-to-date return as of June 30, 2007 was 2.57%.

Average Annual Total Returns (for the periods ended December 31, 2006)	One Year	Five Years	Ten Years

Merrill Lynch Institutional Fund	4.90%	2.45%	3.84%

Merrill Lynch Government Fund

During the period shown in the bar chart, the highest return for a quarter was 1.61% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.22% (quarter ended June 30, 2004). The year-to-date return as of June 30, 2007 was 2.55%.

Average Annual Total Returns (for the periods ended December 31, 2006)	One Year	Five Years	Ten Years

Merrill Lynch Government Fund	4.78%	2.40%	3.77%

13

Merrill Lynch Treasury Fund

During the period shown in the bar chart, the highest return for a quarter was 1.51% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.19% (quarter ended June 30, 2004). The year-to-date return as of June 30, 2007 was 2.40%.

Average Annual Total Returns (for the periods ended December 31, 2006)	One Year	Five Years	Ten Years

Merrill Lynch Treasury Fund	4.60%	2.22%	3.52%

Merrill Lynch Institutional Tax-Exempt Fund

During the period shown in the bar chart, the highest return for a quarter was 1.05% (quarter ended December 31, 2000) and the lowest return for a quarter was 0.18% (quarter ended September 30, 2003). The year-to-date return as of June 30, 2007 was 1.75%.

Average Annual Total Returns (for the periods ended December 31, 2006)	One Year	Five Years	Ten Years

Merrill Lynch Institutional Tax-Exempt Fund	3.31%	1.81%	2.57%

14

Fees and Expenses for Each of the Funds

UNDERSTANDING EXPENSES
Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Fund may charge:

Expenses paid indirectly by the shareholder (these costs are deducted from the Fund’s total assets):

Annual Fund Operating Expenses — expenses that cover the costs of operating the Fund.

Investment Advisory Fee — a fee paid to the Investment Adviser for managing the Fund or, in the case of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund and Merrill Lynch Institutional Tax-Exempt Fund, for managing the corresponding Portfolio.

The following table shows the different fees and expenses that you may pay if you buy and hold shares of Premier Institutional Fund, Institutional Fund or Institutional Tax-Exempt Fund. Future expenses may be greater or less than those indicated below.

Shareholder Transaction Expenses	Premier Institutional Fund	Institutional Fund	Institutional Tax-Exempt Fund

Maximum Sales Charge Imposed on Purchases	None	None	None

Deferred Sales Charge	None	None	None

Sales Charge Imposed on Dividend

Reinvestments	None	None	None

Redemption Fee	None	None	None

Exchange Fee	None	None	None

Annual Fund Operating Expenses
(as a percentage of average net assets)(a)

Investment Advisory Fee(b)	0.05%(d)	0.05%	0.05%

Other Expenses (including administrative fees)(c)	0.11%(d)	0.17%	0.17%

Total Annual Fund Operating Expenses(a)	0.16%(d)	0.22%	0.22%

(a)	Fees and expenses shown in the table and the examples that follow with respect to Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund include both the expenses of the Fund and the Fund’s share of expenses of the corresponding Portfolio.
(b)	Paid by the corresponding Portfolio. This fee was paid by the Fund prior to the conversion to a “master/feeder” structure.
(c)	In the aggregate, the investment advisory and administrative fee rates charged to a shareholder’s investment in the master/feeder structure are equal to the advisory fee charged prior to the conversion to a master/feeder structure. Under the current structure, the investment advisory fee is paid by the corresponding Portfolio, while the administrative fee is paid by the Fund at the annual rate of .10%, .15% and .15% for the Premier Institutional Fund, the Institutional Fund and the Institutional Tax-Exempt Fund, respectively.
(d)	Effective May 13, 2005, Fund Asset Management, L.P. the Fund’s previous investment adviser, voluntarily agreed to waive a portion of both its advisory and administrative fees for the Premier Institutional Fund. The Investment Adviser has continued such voluntary waivers. The effect of those waivers are not reflected in the table above. The Investment Adviser may discontinue such waivers in whole or in part at any time, without notice.

15

The following table shows the different fees and expenses that you may pay if you buy and hold shares of Government Fund or Treasury Fund. Future expenses may be greater or less than those indicated below.

Shareholder Transaction Expenses	Government Fund		Treasury Fund

Maximum Sales Charge Imposed on Purchases	None		None

Deferred Sales Charge	None		None

Sales Charge Imposed on Dividend Reinvestment	None		None

Redemption Fee	None		None

Exchange Fee	None		None

Annual Fund Operating Expenses
(as a percentage of average net assets)

Investment Advisory Fee	0.32	%(a)	0.32	%(b)

Other Expenses	0.02%		0.03%

Total Annual Fund Operating Expenses	0.34	%(a)	0.35	%(b)

(a)	The Investment Adviser has agreed to waive voluntarily a portion of its advisory fee so that the effective annual fee is 0.20% of the Fund’s average daily net assets and the Total Fund Operating Expenses are 0.22% of the Fund’s average daily net assets. The Investment Adviser may discontinue the waiver of investment advisory fees in whole or in part without notice at any time.
(b)	The Investment Adviser has agreed to waive voluntarily a portion of its advisory fee so that the effective annual fee is 0.20% of the Fund’s average daily net assets and the Total Fund Operating Expenses are 0.23% of the Fund’s average daily net assets. The Investment Adviser may discontinue the waiver of investment advisory fees in whole or in part without notice at any time.

16

Examples:

The examples below are intended to help you compare the cost of investing in a Fund with the cost of investing in other money market funds. These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. These assumptions are not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in these examples. Although your actual costs may be higher or lower, based on these assumption your costs would be:

	1 Year	3 Years	5 Years	10 Years

Premier Institutional Fund*†	$16	$52	$90	$205

Institutional Fund*	$23	$71	$124	$280

Government Fund†	$35	$109	$191	$431

Treasury Fund†	$36	$113	$197	$443

Institutional Tax-Exempt Fund*	$23	$71	$124	$280

The information above reflects the total fund operating expenses before the voluntary fee waivers by the Investment Adviser.

*	The example reflects the expenses of both the Fund and the corresponding Portfolio.
†	If the fee waivers remain in effect, the fees for 1 year, 3 years, 5 years and 10 years would be as follows:

	1 Year	3 Years	5 Years	10 Years

Premier Institutional Fund	$11	$36	$62	$141

Government Fund	$23	$71	$124	$280

Treasury Fund	$24	$74	$130	$293

17

Details About the Fund
How Each Fund Invests

ABOUT THE PORTFOLIO MANAGER FOR PREMIER INSTITUTIONAL AND INSTITUTIONAL FUNDS

Thomas Kolimago is the portfolio manager of the Funds.

ABOUT THE INVESTMENT ADVISER AND SUB-ADVISER

Each Fund is managed by BlackRock Advisors, LLC and sub-advised by BlackRock Institutional Management Corporation. As used in this Prospectus, the term “Investment Adviser” includes the sub-adviser.

IMPORTANT DEFINITIONS

U.S. Government Agencies — entities that are part of or sponsored by the Federal government, such as the Government National Mortgage Association, the Tennessee Valley Authority or the Federal Housing Administration.

Merrill Lynch Premier Institutional Fund and Merrill Lynch Institutional Fund

Each Fund’s objectives are to seek maximum current income consistent with liquidity and the maintenance of a portfolio of high quality short-term money market securities.

Outlined below are the main strategies the Funds use in seeking to achieve their investment objectives:

Each Fund tries to achieve its objectives by investing in a diversified portfolio of short-term U.S. dollar denominated money market securities. These instruments are dollar-denominated fixed-income securities that mature or reset to a new interest rate within 13 months. Other than U.S. Government and U.S. Government agency securities (as defined below), each Fund only invests in money market instruments of issuers with one of the two highest short-term ratings from a nationally recognized credit rating organization or unrated instruments which, in the opinion of Fund management, are of similar credit quality.

Fund management will vary the types of money market instruments in each Fund’s portfolio, as well as the Fund’s average maturity, in response to its assessment of the relative value of different securities and future short-term interest rates. Each Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

The money market obligations each Fund may buy are:

U.S. Government Securities — Debt securities that are issued by and/or guaranteed as to principal and interest by the U.S. Government and supported by the full faith and credit of the United States.

U.S. Government Agency Securities — Debt securities issued or guaranteed as to principal and interest by U.S. Government agencies, U.S. government-sponsored enterprises and U.S. government instrumentalities. These securities may not be backed by the full faith and credit of the United States.

Bank Money Instruments — Obligations of commercial banks or other depository institutions, such as (but not limited to) certificates of deposit, bankers’ acceptances, bank notes and time deposits. Each Fund may only invest in obligations of savings banks and savings and loan associations organized and operating in the United States. Each Fund may invest in obligations of commercial banks issued by U.S. depository institutions, foreign branches or subsidiaries of U.S. depository institutions (called Eurodollar obligations) or U.S.

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IMPORTANT DEFINITIONS

Asset Backed Securities — fixed-income securities issued by a trust or other legal entity established for the purpose of issuing securities and holding certain assets, such as credit card receivables or auto leases, that pay down over time and generate sufficient cash to pay holders of the securities.

branches or subsidiaries of foreign depository institutions (called Yankeedollar obligations). Each Fund may invest in Eurodollar obligations only if they are general obligations of the parent bank.

The Funds may also invest in bank money instruments issued by foreign branches and subsidiaries of foreign banks.

Commercial Paper — Obligations, usually of nine months or less, issued by corporations, securities firms and other businesses for short-term funding.

Repurchase Agreements — In a repurchase agreement, a Fund buys a security from another party, which agrees to buy it back at an agreed upon time and price. Each Fund may invest in repurchase agreements involving the money market securities described above.

Short-Term Obligations. Corporate or foreign government debt and asset backed securities with a period of 397 days (13 months) or less remaining to maturity.

Floating Rate Obligations. Obligations of government agencies, corporations, depository institutions or other issuers that periodically reset their interest rate to reflect a current market rate, such as the federal funds rate or a bank’s prime rate, or the level of an interest rate index (such as the London Interbank Offered Rate, a well-known short-term interest rate index).

Insurance Company Obligations. Short-term funding agreements and guaranteed insurance contracts with fixed or floating interest rates.

Master Notes. Variable principal amount demand instruments issued by securities firms and other corporate issuers.

Other Strategies. In addition to the main strategies discussed above, the Funds may use certain other investment strategies.

Other Eligible Investments. Other money market instruments permitted by Securities and Exchange Commission rules governing money market funds.

Reverse Repurchase Agreements. In a reverse repurchase agreement, a Fund sells a security to another party and agrees to buy it back at a specific time and price. Each Fund may invest in reverse repurchase agreements involving the money market securities described above.

When-Issued, Delayed-Delivery and Forward Commitments. Each Fund may buy or sell money market securities on a when-issued, delayed-delivery and forward commitment basis. In these transactions, the Fund buys or sells the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

Each Fund may also lend its portfolio securities.

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ABOUT THE GOVERNMENT FUND PORTFOLIO MANAGER

Mary Stepnowski is the portfolio manager of the Fund.

Merrill Lynch Government Fund

The Fund’s objectives are to seek current income consistent with liquidity and security of principal by investing all of its assets in a portfolio of securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objectives:

The Fund tries to achieve its objective by investing all of its assets in U.S. Government securities, U.S. Government agency securities, and securities issued by U.S. Government sponsored enterprises, and repurchase agreements involving the securities described above. This policy is a non-fundamental policy of the Fund and may only be changed with at least 60 days’ prior notice to shareholders.

In seeking to achieve the Fund’s objectives, Fund management varies the kinds of direct U.S. Government securities held in the portfolio and its average maturity. Fund management, as delegated by the Fund’s Board of Trustees, decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur among securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund’s yield by buying and selling securities based on these yield differences.

The direct U.S. Government obligations the Fund may buy are:

•	U.S. Treasury obligations
•	U.S. Government agency securities
•	Variable rate U.S. Government agency obligations, which have interest rates that reset periodically prior to maturity based on a specific index or interest rate
•	Deposit receipts, which represent interests in component parts of U.S. Treasury bonds or other U.S. Government or U.S. Government agency securities

The Fund may invest in securities with remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund may also enter into reverse repurchase agreements involving securities described above. The Fund may also invest in the U.S. Government securities described above pursuant to purchase and sale contracts.

20

ABOUT THE TREASURY FUND PORTFOLIO MANAGER

John Ng is the portfolio manager of the Fund.

The Fund may buy and sell U.S. Government securities on a when-issued, delayed-delivery or forward commitment basis. In these transactions, the Fund buys or sells a security at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

The Fund may also lend its portfolio securities.

Merrill Lynch Treasury Fund

The Fund’s investment objectives are to seek current income consistent with liquidity and security of principal by investing in a portfolio of short-term marketable securities that are direct obligations of the U.S. Treasury.

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objectives:

The Fund tries to achieve its objectives by investing all its assets in Treasury bills, notes and other direct obligations of the U.S. Treasury. This policy is a non-fundamental policy of the Fund and may only be changed with at least 60 days’ prior notice to shareholders.

In seeking to achieve the Fund’s objectives, Fund management varies the kinds of direct U.S. Treasury securities held in the portfolio and its average maturity. Fund management, as delegated by the Fund’s Board of Trustees, decides on which securities to buy and sell based on its assessment of the relative values of different securities and future interest rates. Fund management seeks to improve the Fund’s yield by taking advantage of differences in yield that regularly occur among securities of a similar kind. For example, market conditions frequently result in similar securities trading at different prices. Fund management seeks to improve the Fund’s yield by buying and selling securities based on these yield differences.

The direct U.S. Treasury obligations the Fund may buy are:

•	U.S. Treasury bills and notes.
•	Variable rate U.S. Treasury obligations, which have interest rates that reset periodically prior to maturity based on a specific index or interest rate.
•	Deposit receipts, which represent interests in component parts of U.S. Treasury Bonds.

The Fund may invest in securities with remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

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ABOUT THE INSTITUTIONAL TAX-EXEMPT FUND PORTFOLIO MANAGER

Kevin Schiatta is the portfolio manager for the Fund.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund may also enter into repurchase agreements involving the U.S. Treasury securities described above. The Fund is permitted to invest up to 10% of its assets in repurchase agreements; however, the Fund will only enter into repurchase agreements when, in the opinion of the Investment Adviser, prevailing or persistent market conditions warrant it necessary to do so. The Fund may also invest in the U.S. Treasury securities described above pursuant to purchase and sale contracts.

The Fund may buy and sell U.S. Treasury securities on a when-issued, delayed-delivery or forward commitment basis. In these transactions, the Fund buys or sells a security at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

The Fund may also lend its portfolio securities.

Merrill Lynch Institutional Tax-Exempt Fund

The Fund’s investment objectives are to seek current income exempt from Federal income taxes, preservation of capital and liquidity available from investing in a diversified portfolio of short-term high quality tax-exempt money market securities.

Outlined below are the main strategies the Fund uses in seeking to achieve its investment objectives:

Under normal circumstances the Fund will invest (i) at least 80% of its assets (defined to include net assets plus borrowings for investment purposes) in investments the income from which is exempt from Federal income tax or (ii) its assets so that at least 80% of the income that it distributes will be exempt from Federal income tax. These requirements apply to investments or distributions that are exempt from Federal income tax under both the regular tax rules and the alternative minimum tax rules.

The short-term tax-exempt securities the Fund may buy are:

Tax-Exempt Notes — short-term municipal debt obligations often used to provide interim financing in anticipation of tax collection, bond sales or other revenues.

Tax-Exempt Commercial Paper — short-term unsecured promissory notes used to finance general short-term credit needs.

Tax-Exempt Bonds — long-term debt obligations that pay interest exempt from Federal income tax. The Fund will only invest in long-term debt obligations that have remaining maturities of 397 days (13 months) or less or that the Fund has a contractual right to sell periodically or on demand within that time.

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IMPORTANT DEFINITIONS

Municipal Securities — securities that pay interest that is, in the opinion of bond counsel to the issuer, generally excludable from gross income for Federal income tax purposes (but may subject investors to Federal alternative minimum tax).

Variable Rate Demand Notes — floating rate securities that combine an interest in a long-term municipal bond with a right to demand payment periodically or on notice. The Fund may also buy a participation interest in variable rate demand notes owned by a commercial bank or other financial institution. When the Fund purchases a participation interest, it receives the right to demand payment on notice to the owner of the note.

Short-Term Tax-Exempt Derivatives — a variety of securities that generally represent the Fund’s ownership interest in one or more municipal bonds held by a trust or partnership coupled with a contractual right to sell (put) that interest to a financial institution, periodically or on demand, for a price equal to face value. Income on the underlying municipal bonds is “passed through” the trust or partnership to the Fund and other institutions that have an ownership interest. Depending on the particular security, the Fund may receive pass-through income at a fixed interest rate or a floating municipal money market interest rate.

The Fund may invest in securities with remaining maturities of up to 397 days (13 months). The Fund’s dollar-weighted average portfolio maturity will not exceed 90 days.

Other Strategies. In addition to the main strategies discussed above, the Fund may use certain other investment strategies.

The Fund may invest up to 20% of its assets in certain municipal securities, known as “private activity bonds,”which may be subject to the Federal alternative minimum tax. Fund management will seek to keep the Fund fully invested to maximize the yield on the Fund’s portfolio. However, because the Fund does not intend to realize taxable investment income, it will not invest in taxable short-term money market securities. Therefore, there may be times when the Fund has uninvested cash, which will reduce its yield.

The Fund also may buy or sell short-term tax-exempt securities on a when-issued or delayed delivery basis. In these transactions, the Fund buys or sells the securities at an established price with payment and delivery taking place in the future. The value of the security on the delivery date may be more or less than its purchase or sale price.

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Investment Risks

This section contains a summary discussion of the general risks of investing in the Premier Institutional Fund, Institutional Fund, Government Fund, Treasury Fund and Institutional Tax-Exempt Fund. As with any fund, there can be no guarantee that a Fund will meet its objectives or that a Fund’s performance will be positive for any period of time.

Set forth below are the main risks of investing in the Funds.

Income Risk — Each Fund’s yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

Credit Risk — The Premier Institutional Fund, the Institutional Fund and the Institutional Tax-Exempt Fund are subject to credit risk, which is the risk that the issuer of a security owned by the Fund will be unable to pay the interest or principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of a Fund’s investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Selection Risk — Selection risk is the risk that the securities that Fund management selects will underperform securities selected by other funds with similar investment objectives and investment strategies.

Interest Rate Risk — the risk that prices of money market securities generally increase when interest rates go down and decrease when interest rates go up. If interest rates rise sharply in a manner not anticipated by Fund management, a Fund could lose money.

Foreign Securities Risk — The Premier Institutional Fund and the Institutional Fund may invest in U.S. dollar denominated money market instruments and other U.S. dollar denominated short term debt obligations issued by foreign banks and similar institutions. Although a Fund will invest in these securities only if Fund management determines they are of comparable quality to the Fund’s U.S. investments, investing in securities of foreign issuers involves some additional risks that can increase the chances that the Fund will lose money. These risks include the possibly higher costs of foreign investing, the possibility of adverse political, economic or other developments, and the often smaller size of foreign markets, which may make it difficult for a Fund to buy and sell securities in those markets. In addition, prices of foreign securities may go up and down more than prices of securities traded in the United States.

Share Reduction Risk (applicable only to Treasury Fund and Institutional Tax-Exempt Fund) — In order to maintain a constant net asset value of $1.00 per share, a Fund may reduce the number of shares held by its shareholders.

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Repurchase Agreements (applicable to all the Funds, except Institutional Tax-Exempt Fund) — If the party with whom a Fund has entered into a repurchase agreement fails to meet its obligation under the agreement, the Fund may suffer delays and incur costs or even lose money in exercising its rights under the agreement. Treasury Fund may invest in repurchase agreements, but only as a secondary investment strategy.

Each Fund may also be subject to certain other risks associated with its investments and investment strategies, including:

Borrowing Risk — Each Fund may borrow only to meet redemptions. Borrowing may exaggerate changes in the net asset value of Fund shares and in the yield on the Fund’s portfolio. Borrowing will cost the Fund interest expense and other fees. The cost of borrowing money may reduce the Fund’s return.

Securities Lending — Each Fund (except Institutional Tax-Exempt Fund) may lend securities with a value up to 33 1/3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Fund may lose money and there may be a delay in recovering the loaned securities. The Fund could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. These events could trigger adverse tax consequences to the Fund.

When-Issued and Delayed-Delivery Securities and Forward Commitments — Each Fund may purchase or sell securities that it is entitled to receive on a when issued basis. Each Fund may also purchase or sell securities on a delayed delivery basis or through a forward commitment. When issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Illiquid Securities — The Fund may invest up to 10% of its assets in illiquid securities that it cannot sell within seven days at approximately current value. If the Fund buys illiquid securities it may be unable to quickly sell them or may be able to sell them only at a price below current value.

Reverse Repurchase Agreement Risk — Reverse repurchase agreements involve the sale of securities held by a Fund with an agreement to repurchase the securities at an agreed-upon price, date and interest payment. Reverse repurchase agreements involve the risk that the other party to the agreement may fail to return the securities in a

25

timely manner or at all. A Fund could lose money if it is unable to recover the securities and the value of the collateral held by the Fund, including the value of investments made with cash collateral, is less than the value of the securities. These events could also trigger adverse tax consequences to a Fund.

VRDN and Municipal Derivatives Credit Risk (Applicable only to Institutional Tax-Exempt Fund) — When the Fund invests in variable rate demand notes or short-term municipal derivatives, it assumes credit risk with respect to the financial institution providing the Fund with the right to demand payment or sell the security. While the Fund invests only in short-term municipal securities of high quality issuers, or that are backed by high quality financial institutions, those issuers or financial institutions may still default on their obligations.

Short-Term Municipal Derivatives (Applicable only to Institutional Tax-Exempt Fund) — Short-term municipal derivatives present certain unresolved tax, legal, regulatory and accounting issues not presented by investments in other short-term municipal securities. These issues might be resolved in a manner adverse to the Fund. For example, the Internal Revenue Service has never ruled on the subject of whether pass-through income paid to the Fund is tax-exempt. The Fund receives an opinion of bond counsel that pass-through income is tax-exempt, but that does not mean that the IRS will never rule that pass-through income is taxable.

Municipal Lease Obligations (Applicable only to Institutional Tax-Exempt Fund) — In a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. The issuer will generally appropriate municipal funds for that purpose, but is not obligated to do so. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. However, if the issuer does not fulfill its payment obligation, it may be difficult to sell the property and the proceeds of a sale may not cover the Fund’s loss.

Taxability Risk (Applicable only to Institutional Tax-Exempt Fund) — Institutional Tax-Exempt Fund intends to minimize the payment of taxable income to shareholders by investing in tax-exempt or municipal securities in reliance at the time of purchase on an opinion of bond counsel to the issuer that the interest paid on those securities will be excludable from gross income for Federal income tax purposes. Such securities, however, may be determined to pay, or have paid, taxable income subsequent to Institutional Tax-Exempt Fund’s acquisition of the securities. In that event, the Internal Revenue Service may demand that Institutional Tax-Exempt Fund pay Federal Income taxes on the affected interest income, and, if the Fund agrees to do so, the Fund’s yield could be adversely affected. In addition, the treatment of dividends previously paid or to be paid by the Fund as “exempt interest dividends” could be adversely affected, subjecting the

26

Fund’s shareholders to increased Federal income tax liabilities. If the interest paid on any tax-exempt or municipal security held by Institutional Tax-Exempt Fund is subsequently determined to be taxable, the Fund will dispose of that security as soon as reasonably practicable.

Statement of Additional Information

If you would like further information about the Merrill Lynch Funds For Institutions Series, including how each Fund invests, please see the Statement of Additional Information.

For a discussion of each Fund’s policies and procedures regarding the selective disclosure of its portfolio holdings, please see the Statement of Additional Information.

27

Your Account
How to Buy, Sell and Transfer Shares

The chart on the following pages summarizes how to buy, sell and transfer shares of each Fund. You may also buy, sell or transfer shares through the Transfer Agent. To learn more about buying, selling or transferring shares through the Transfer Agent, call (800) 225-5150. Because the selection of a mutual fund involves many considerations, your financial adviser or other financial intermediary may help you with this decision.

28

If You Want to	Your Choices	Information Important for You to Know

Buy Shares	First, determine the amount of your investment and then open your Account

Accounts in the Merrill Lynch Funds For Institutions Series can be opened with a minimum initial $100,000 investment, with the exception of Premier Institutional Fund which has a $10,000,000 minimum investment.

To open an Account, an Account Application must be fully executed and, supporting documentation must be provided. To obtain an Account Application, contact FAM Distributors, Inc. (“FAMD”) Boston by calling (617) 342-1600 or toll-free (800) 225-1576. All new Accounts must be approved prior to making initial investments. Completed Account Applications must be mailed to FAM Distributors, Inc., One Financial Center, 23rd Floor, Boston, MA 02111.

Next, purchase shares on a Business Day

Each Fund will effect orders to purchase shares on every day that the New York Stock Exchange (the “Exchange”) or the Federal Reserve is open for business (except for Good Friday, Columbus Day and Veterans Day), and the bond markets are open for trading (a “Business Day”). On any day that the Exchange closes early and/or the Bond Market Association (“BMA”) recommends that the securities markets close early, the times for which orders become effective may be advanced (see “Net Asset Value”). Each Fund may reject any order to buy shares under certain circumstances.

	Then, either purchase by Federal Funds Wire	The Fund strongly recommends the use of Federal Funds to purchase shares because, while other forms of payment described below will also be accepted, purchase orders do not become effective until Federal Funds are made available. To purchase shares of a Fund by wiring Federal Funds, you must first telephone FAMD, Boston ((617) 342-1600 or toll-free (800) 225-1576) to provide the dollar amount being invested and the name of the wiring bank. You should then instruct your bank to wire transfer Federal Funds to State Street Bank and Trust Company-Boston, ABA Number 0110-0002-8, Attention: Merrill Group, Credit (Name of Fund), DDA Number 99037582 and your Fund account name and Fund account number.
The price of your shares is based on next calculation of net asset value after your order becomes effective, as described below. Your purchase order does not become effective until Federal Funds are received by State Street Bank and Trust Company (“State Street Bank” or the “Bank”) or other forms of payment are converted by the Bank into Federal Funds. Federal Funds are monies credited to a bank’s account with a Federal Reserve Bank.
Institutional Tax-Exempt Fund — If your order is received by the Fund by 12:00 Noon (Boston time) and Federal Funds are received by State Street Bank prior to the close of the Federal Funds wire on that same day, the order will be effected that day as of 12:00 Noon (Boston time) and dividends will be earned that day. If your order is received after 12:00 Noon (Boston time) but before 4:00 p.m., it will become effective on that day, but dividends will not be earned until the next Business Day. If your order is received after 4:00 p.m. (Boston time), it will not become effective, and dividends will not be earned, until the next Business Day.
Treasury Fund — If your order is received by the Fund by 2:00 p.m. (Boston time) and Federal Funds are received by State Street Bank prior to the close of the Federal Funds wire on that same day, the order will be effected that day as of 2:00 p.m. (Boston time) and dividends will be earned that day. If your order is received after 2:00 p.m. (Boston time) but before the close of the Exchange at 4:00 p.m., it will become effective on that day, but dividends will not be earned until the next Business Day. If your order is received after 4:00 p.m. (Boston time), it will not become effective, and dividends will not be earned, until the next Business Day.

29

If You Want to	Your Choices	Information Important for You to Know

Buy Shares (continued)	Then, either purchase by Federal Funds Wire (continued)	Premier Institutional, Institutional And Government Funds — If your order is received by the applicable Fund by 5:00 p.m. (Boston time) and Federal Funds are received by State Street Bank prior to the close of the Federal Funds wire on the same day, the order will be effected as of 5:00 p.m. (Boston time) and dividends will be earned that day. If your order is received after 5:00 p.m. (Boston time) it will not become effective, and dividends will not be earned, until the next Business Day.

	Or by check or Federal Reserve Draft	To purchase shares of a Fund by check or Federal Reserve Draft, you must submit a purchase order directly by mail to State Street Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts 02266-8118, together with payment for the purchase price of the shares and, in the case of a new account, a completed Account Application. (To obtain an Account Application, call (800) 225-1576, or e-mail a request to mlffi@blackrock.com). Such orders will become effective on the day the remittance is converted into Federal Funds, and shares will be purchased at the net asset value next determined after such conversion. Checks and Federal Reserve Drafts should be made payable to the order of the name of the Fund. Money transmitted by check normally will be converted into Federal Funds within 2 business days following receipt. Certified checks are not necessary, but checks are accepted subject to collection at full face value in United States funds and must be drawn on a United States bank. In the event that the purchase price for shares of a Fund is paid by Federal Funds in the form of a Federal Reserve Draft, Federal Funds will be available to the Fund on the next business day and the investor’s order will be effected on such day. During the period of time prior to the conversion into Federal Funds, an investor’s money will not be invested and, therefore, will not be earning dividends.

	You may also purchase shares through FACTS	Corporations or Institutional Clients may purchase shares of the Funds through the Merrill Lynch Financial Assets Control Tracking System or FACTS. FACTS is a program designed to help businesses manage their cash flow and earn money market returns through investment in the Funds. FACTS utilizes the Automated Clearing House system (“ACH”) to transfer funds electronically between the corporate investor’s local bank and the Funds.
You can arrange the purchase of shares of the Funds through FACTS by completing a FACTS Account Application, which you can obtain by calling (617) 342-1600 or toll-free (800) 225-1576, and returning it to FAMD in Boston. After your application is received, an announcement card will be sent to you with an account number and advising you that, after 15 days from the printed date on the card, you may begin using ACH for purchasing Fund shares.
After this waiting period, an authorized representative of your organization may call the Funds’ FACTS toll-free number ((800) 343-3446) by 4:00 p.m. (Boston time), identify your organization by name and account number, and tell the FACTS operator how much cash the organization wishes to invest in the applicable Fund from its local corporate checking account. On the morning of the following Business Day, funds will automatically be transferred to a Fund via ACH. Dividends will be paid by the Fund on the day funds are transferred.

Add to Your Investment	Purchase additional shares	The minimum investment for additional purchases is generally $1,000 for all accounts except that if your account balance in the Premier Institutional Fund has fallen below $10,000,000, subsequent purchases of shares of the Premier Institutional Fund by you will only be accepted if, after such purchase, your balance will be at least $10,000,000.

	Acquire additional shares through the automatic dividend reinvestment plan	All dividends are automatically reinvested without a sales charge, unless you elect to receive cash.

30

If You Want to	Your Choices	Information Important for You to Know

Sell Your Shares	General	Upon receipt by State Street Bank of a proper redemption request (indicating the name of the Fund, account number and the dollar amount of shares to be redeemed), each Fund will redeem its shares on every Business Day at the net asset value per share determined that day. Net asset value per share is determined daily for the Institutional Tax-Exempt and Treasury Funds, as of 4:00 p.m. (Boston time). Net asset value is determined daily for the Premier Institutional, Institutional and Government Funds as of 5:00 p.m. (Boston time). If the Exchange closes trading prior to the times established above, or the BMA recommends that the securities markets close early, determination of net asset value may be advanced. See “Net Asset Value.”
A Fund may reject an order to sell shares under certain circumstances. Under the Investment Company Act of 1940, as amended, a registered investment company may suspend the right of redemption, (1) for any period (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or (b) during which trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of (a) disposal by the company of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for such company fairly to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission (the “Commission”) may by order permit for the protection of security holders of the company. The Commission shall by rules and regulations determine the conditions under which (i) trading shall be deemed to be restricted, and (ii) an emergency shall be deemed to exist.

	Redemption Procedures	Shareholders meeting the requirements stated below may initiate redemptions by submitting their redemption requests by telephone to FAMD, Boston ((617) 342-1600 or toll free (800) 225-1576) or mail to State Street Bank, P.O. Box 8118, Boston, Massachusetts 02266-8118 and have the proceeds sent by a Federal Funds wire to a previously designated bank or trust company account. Please note that all Federal Funds wiring instructions may only be established for bank accounts that are in the same name as your Fund account. The minimum amount to be wired is $1,000. A redemption request received prior to 12:00 Noon (Boston time) for the Institutional Tax-Exempt Fund or prior to 2:00 p.m. (Boston time) for the Treasury Fund, will not earn a dividend on the day the request is received and payment will be made in Federal Funds wired on the same Business Day. Shareholders of the Premier Institutional, Institutional and Government Fund will not earn a dividend on the day the redemption request is received prior to 5:00 p.m. (Boston time). If an expedited redemption request for which the redemption proceeds will be wired is received after 12:00 Noon (Boston time) for the Institutional Tax-Exempt Fund, or after 2:00 p.m. (Boston time) for the Treasury Fund, and prior to 4:00 p.m. (Boston time), or if an expedited redemption request is received prior to the close of trading on a day the Exchange closes early, on a day on which FAMD and State Street Bank are open for business, the redemption proceeds will be wired on the next Business Day following the redemption request. A redemption request received on a Business Day after 12:00 Noon (Boston time) for the Institutional Tax-Exempt Fund or after 2:00 p.m. (Boston time) for the Treasury Fund, will earn a dividend on the day the request is received. If a redemption request is received after the close of trading on the Exchange (including after the close of trading on a day the Exchange closes early) or on a day on which either FAMD or State Street Bank is closed, the redemption proceeds will be wired on the next Business Day following receipt of the redemption request. Therefore, a redeeming shareholder will receive a dividend on the day the request is received, but not on the day that shares are~ redeemed out of his account.

31

If You Want to	Your Choices	Information Important for You to Know

Sell Your Shares (continued)	Redemption Procedures (continued)	To utilize the redemption procedure, all shares must be held in non-certificate form in the shareholder’s account, and an Account Application with the payment authorization section properly completed must be on file with State Street Bank before a redemption request is submitted. (To obtain an Account Application, call (800) 225-1576.) This form requires a shareholder to designate the bank account to which its redemption proceeds should be sent. Any change in the bank or trust company account designated to receive the proceeds must be submitted in proper form on a new Account Application with STAMP2000 Medallion Imprint signature guaranteed. In making a telephone redemption request, a shareholder must provide the shareholder’s name and account number, the dollar amount of the redemption requested, and the name of the bank to which the redemption proceeds should be sent. If the information provided by the shareholder does not correspond to the information on the application, the transaction will not be approved.
With regards to redemption orders received prior to 5:00 p.m. (Boston time) for each of the Premier Institutional, Institutional and Government Fund, proceeds from such redemptions will be wired out that same day. It is important to note that redemption orders placed later in the day—especially between 3:30 p.m. (Boston time) and 5:00 p.m. (Boston time)—will be processed by the Fund and a wire will be initiated by State Street Bank but payment may be delayed if the Federal Reserve Bank of Boston is experiencing delays in transfers of funds. After a redemption order has been processed by the Fund and a redemption wire has been initiated by State Street Bank, neither entity will assume any responsibility for the performance of the shareholder’s receiving bank, or any of its intermediaries.
You may also submit your redemption request in writing to State Street Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts 02266-8118. A Fund will make payment for shares redeemed pursuant to the ordinary redemption procedure by check sent to you at the address on your Account Application. Such checks will normally be sent out within one business day, but in no event more than seven days after receipt of the redemption request in proper form.

	Checking Account Redemption Plan	State Street Bank will establish a checking account for any shareholder of the Institutional Fund, the Government Fund, the Treasury Fund or the Institutional Tax-Exempt Fund at the shareholder’s request. Checks drawn on this account can be made payable to the order of any person in any amount not less than $500. The payee of the check may cash or deposit it like any other check drawn on a bank. Shareholders wishing to consider this method of redemption should call (800) 225-1576 to obtain an Authorization for Redemption by Check Form and Signature Card. The Funds reserve the right, after giving proper notification, to either limit or revoke checking account redemption rights for shareholders on an individualized basis under certain circumstances.

Exchange Your Shares	Select the Fund into which you want to exchange. Be sure to read that Fund’s prospectus	You can exchange your shares of a Fund for shares of any of the other Funds in the Trust, subject to each Fund’s minimum investment requirements. You must have held the shares used in the exchange for at least 15 calendar days, if those shares were purchased by check, before you can exchange to another Fund, and you must exchange shares with a current value of at least $1,000.
Although there is currently no limit on the number of exchanges that you can make, the exchange privilege may be modified or terminated at any time in the future.

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Additional Information Regarding the Purchase of Shares

To minimize recordkeeping by banks and other institutions purchasing shares on behalf of separate accounts, arrangements can be made through the Distributors, to have State Street Bank provide sub-accounting services. All underlying subaccounts are subject to each Fund’s minimum balance requirements.

The issuance of shares of a Fund is recorded on the books of the Fund, and, to avoid additional operating costs and for investor convenience, stock certificates will not be issued unless expressly requested in writing by a shareholder. Certificates will not be issued for fractional shares. State Street Bank, the transfer agent, will send to the shareholder of record a monthly statement.

If you redeem all of your shares in a Fund, your dividends accrued for the month to date will be simultaneously remitted. Redemption requests received from you with respect to the Premier Institutional, Institutional and Government Funds will be effected on the day received, but you will not receive a dividend that day. Where the shares to be redeemed had been purchased by check, the redemption proceeds will be transmitted to you promptly upon bank clearance of your purchase check, which may take up to 15 calendar days.

Due to the relatively high cost of maintaining small investment accounts, each of the Institutional Fund, Government Fund, Treasury Fund and Institutional Tax-Exempt Fund reserves the right to redeem your shares if at any time the total investment in your account does not have a value of at least $5,000. You will be notified that the value of your account is less than $5,000 and will be allowed 60 days to make an additional investment into your account before the redemption is processed. If (a) your average account balance in the Premier Institutional Fund falls below $10,000,000 for any 30-day period and (b) you do not, within 30 days after receiving notice from the Premier Institutional Fund of such deficiency, purchase additional shares of the Fund to restore a $10,000,000 account balance, the Premier Institutional Fund is authorized to exchange your shares for shares of the Institutional Fund unless you elect to have shares redeemed with the proceeds of the redemption paid directly to you. In either case, you will be notified of the exchange or redemption.

Certain financial intermediaries that make Fund shares available to their customers may charge fees in addition to those described in this Prospectus for providing certain services, including: marketing, distribution or other services intended to assist in the offer and sale of Fund shares; shareholder servicing activities; and/or sub-transfer agency services provided to individual shareholders or beneficial owners where a financial intermediary maintains omnibus accounts with the Fund’s transfer agent. The Investment Adviser, each Distributor or their affiliates may pay all or a portion of those fees out of their own resources. The amount of fees paid to a financial intermediary in any given year will vary

33

and may be based on one or more factors, including a fixed amount, a fixed percentage rate, the financial intermediary’s sales of Fund shares, assets in Fund shares held by the intermediary’s customers, or other factors. In addition, consistent with applicable regulations, each Distributor or its affiliates may from time to time pay for or make contributions to financial intermediaries or their employees in connection with various activities including: training and education seminars for financial intermediary employees, clients and potential clients; due diligence meetings regarding the Fund; recreational activities; gifts; and/or other non-cash items. See the Statement of Additional Information for more information.

If certificates have been issued to you representing shares to be redeemed, prior to effecting a redemption with respect to such shares State Street Bank must have received such certificates. Your signature on the certificates must be guaranteed by an “eligible guarantor institution” as such term is defined by Rule 17Ad-15 of the Securities Exchange Act of 1934, the existence and validity of which may be verified by State Street Bank through the use of industry publications. A notary public is not an acceptable guarantor. In certain instances, State Street Bank may request additional documentation that it believes necessary to insure proper authorization such as, but not limited to, trust instruments, death certificates, appointment of executor or administrator, or certificates of corporate authority. If you have questions regarding proper documentation, you should call (800) 225-1576.

Short Term Trading

Market timing is an investment technique involving frequent short-term trading of mutual fund shares designed to exploit market movements or inefficiencies in the way a mutual fund prices its shares. The Board of Trustees has evaluated the risks of market timing activities by each Fund’s shareholders and has determined that due to (i) each Fund’s policy of seeking to maintain the Fund’s net asset value at $1.00 each day, (ii) the nature of each Fund’s portfolio holdings, and (iii) the nature of each Fund’s shareholders, it is unlikely that (a) market timing would be attempted by a Fund’s shareholders or (b) any attempts to market time a Fund by shareholders would result in negative impact to the Fund or its shareholders. As result, the Board of Trustees has not adopted policies and procedures to deter short term trading in the Funds.

Anti-Money Laundering Requirements

Each Fund is subject to the USA Patriot Act (the “Patriot Act”). The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. Pursuant to requirements under the Patriot Act, a Fund may request information from shareholders to enable it to form a reasonable belief that it knows the true identity of its shareholders. This information will be used to verify the identity of investors or, in some cases, the status of financial advisers; it will be used only for compliance with the requirements of the Patriot Act. Each Fund reserves the right to reject

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purchase orders from persons who have not submitted information sufficient to allow the Fund to verify their identity. Each Fund also reserves the right to redeem any amounts in the Fund from persons whose identity it is unable to verify on a timely basis. It is each Fund’s policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

How Shares Are Priced

IMPORTANT DEFINITIONS
Net Asset Value — the market value of the Fund’s total assets after deducting liabilities, divided by the number of shares outstanding.

When you buy shares, you pay the net asset value (normally $1.00 per share) without a sales charge. The amortized cost method is used in calculating each Fund’s net asset value, meaning that the calculation is based on a valuation of the assets held by the Fund at cost, with adjustment for any discount or premium on a security at the time of purchase. The net asset value is the offering price. Shares are also redeemed at their net asset value. The net asset value per share for purposes of pricing orders for both the purchase and the redemption of Fund shares is determined daily on every Business Day. On any day the Exchange closes early, and/or the BMA recommends an early close, the time for determination of net asset value of the Fund will be 15 minutes following the time that each Fund determines, in its discretion, to cease accepting orders for purchases and redemptions of shares. On any Business Day that the Exchange does not close early and the BMA does not recommend that the securities markets close early, net asset value is determined as of 5:00 p.m. (Boston time) for the Premier Institutional, Institutional and Government Funds, and as of 4:00 p.m. (Boston time) for the Institutional Tax-Exempt Fund and the Treasury Fund.

If your check is received on the Business Day prior to a holiday (including Good Friday, Columbus Day or Veterans Day), or, in the case of the Institutional Tax-Exempt or Treasury Funds, if your order is received after the close of trading (including early closing of trading) on the Exchange on the Business Day prior to a holiday (including Good Friday, Columbus Day or Veterans Day), you will have the proceeds of the check or order invested in shares of the applicable Fund as of the first time that shares in that Fund may be purchased on the next day on which the Fund is open for business. In addition, if your order for the Institutional Tax-Exempt Fund or Treasury Fund is received after 12:00 noon (Boston time) or 2:00 p.m. (Boston time), respectively, but prior to the close (including early closing of trading) on the Exchange on the Business Day prior to a holiday (including Good Friday, Columbus Day or Veterans Day), you will have the proceeds of any wire received on the same day invested in shares of the applicable Fund as of the close of trading on the Exchange on that day, but you will not begin earning dividends on the investment until the next day on which the Fund is open for business. Also, you will not be able to have redemption proceeds wired to your bank on a holiday (including Good Friday, Columbus Day or Veterans Day).

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Dividends and Taxes

IMPORTANT DEFINITIONS
Dividends — ordinary income and capital gains paid to shareholders. Dividends may be reinvested in additional Fund shares as they are paid.

Each Fund will distribute net investment income, if any, daily and net realized capital gains, if any, at least annually. Income dividends are reinvested monthly and capital gain dividends are reinvested at least annually in the form of additional shares at net asset value or, at the shareholder’s option, paid in cash. Dividends are determined immediately prior to the determination of net asset value at the close of trading on the Exchange for the Institutional Tax-Exempt and Treasury Funds, and as of 5:00 p.m. (Boston time) for the Premier Institutional Fund, Institutional Fund and the Government Fund. Immediately after such determination, each Fund will declare a dividend payable to shareholders of record either: (a) at 12:00 Noon (Boston time) for the Institutional Tax-Exempt Fund, 2:00 p.m. (Boston time) for the Treasury Fund and 5:00 p.m. (Boston time) for the Premier Institutional Fund, the Institutional Fund and the Government Fund on days that are Business Days, and on which the Exchange does not close early (except for Good Friday, Columbus Day and Veterans Day), or if the Exchange closes early and/or the BMA recommends that the securities market close early, at such early closing time or (b) at the previous close of trading on the Exchange on any Business Day (and on Good Friday, Columbus Day and Veterans Day). Each Fund other than the Institutional Tax-Exempt Fund intends to pay dividends, most of which will be taxed as ordinary income, although each Fund may pay capital gains dividends as well. The Institutional Tax-Exempt Fund intends to pay dividends most of which will be excludable from your gross income for Federal income tax purposes, but may pay taxable capital gains dividends as well.

You may receive your dividends in cash monthly. Such cash dividends will be paid to you by check or Federal Fund wire within seven days after the end of each month. You may elect to receive dividends in cash at the time of purchase of Fund shares or at any time subsequent thereto by giving written notice to State Street Bank. To be effective with respect to a particular monthly dividend, your written notice must be received by State Street Bank at least seven days prior to the end of the month.

If you redeem shares of a Fund or exchange them for shares of another fund, any gain on the transaction may be subject to tax. Certain dividend income and long-term capital gains are eligible for taxation at a reduced rate that applies to non-corporate shareholders. However, to the extent a Fund’s distributions are derived from income on short-term debt securities and short term capital gain, that Fund’s distributions will not be eligible for taxation at the reduced rate.

Generally, within 60 days after the end of each Fund’s taxable year, each Fund will tell you the amount of exempt interest dividends and capital gain dividends you received that year. Capital gain dividends are taxable as long term capital gains to you regardless of how long you have held your shares. The tax treatment of dividends from a Fund is the same whether you choose to receive dividends in cash or to have them reinvested in shares of the Fund.

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If you are neither a lawful permanent resident nor a citizen of the United States, or if you are a foreign entity, each Fund’s ordinary income dividends (which include distributions of the excess of net short-term capital gains over net long term capital losses) will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or the number you have provided is incorrect.

The Institutional Tax-Exempt Fund will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for Federal income tax purposes. To the extent that the dividends distributed by the Institutional Tax-Exempt Fund are from bond interest income that is excludable from gross income for Federal income tax purposes, they are exempt from Federal income tax. Distributions derived from taxable interest income or capital gains on portfolio securities, if any, will be subject to Federal income taxes and will generally be subject to state and local income taxes. Certain investors may be subject to a Federal alternative minimum tax on dividends attributable to the Institutional Tax-Exempt Fund’s investments in private activity bonds.

There is a possibility that events occurring after the date of issuance of a security, or after the Institutional Tax-Exempt Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for Federal income tax purposes retroactively to its date of issue. Such a determination may cause a portion of prior distributions received by Institutional Tax-Exempt Fund shareholders to be taxable to those shareholders in the year of receipt.

This section summarizes some of the consequences under current Federal tax law of an investment in each Fund. It is not a substitute for personal tax advice. Consult your personal tax adviser about the potential tax consequences of an investment in each Fund under all applicable tax laws.

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Management of the Funds
BlackRock Advisors

BlackRock Advisors, LLC is the Investment Adviser for the Government Fund and the Treasury Fund and, in the case of Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund, for each corresponding Portfolio. The Investment Adviser manages each Fund’s or Portfolio’s, as the case may be, investments and business operations subject to the oversight of the Trust’s or the Master LLC’s, as the case may be, Board of Trustees or Directors. While the Investment Adviser is ultimately responsible for the management of the Fund, it is able to draw upon the research and expertise of its asset management affiliates for portfolio decisions and management with respect to certain portfolio securities. The Investment Adviser is a wholly owned subsidiary of BlackRock, Inc. On September 29, 2006, BlackRock, Inc. consummated a transaction with Merrill Lynch & Co., Inc. whereby Merrill Lynch & Co., Inc.’s investment management business combined with that of BlackRock, Inc. to create a new independent company that is one of the world’s largest asset management firms with over $1 trillion in assets under management.

The Investment Adviser has the responsibility for making all investment decisions for each Fund or each Portfolio, as the case may be. The Investment Adviser has a sub-advisory agreement with BlackRock Institutional Management Corporation (the “Sub-Adviser”), an affiliate, under which the Investment Adviser pays the Sub-Adviser for services it provides a monthly fee at an annual rate equal to a percentage of the management fee paid to the Investment Adviser by each Fund or Portfolio under the investment advisory agreement between the Investment Adviser and the Trust or Master LLC. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios.

For the fiscal year ended April 30, 2007, the Investment Adviser received a fee, based on each Fund’s average daily net assets, at the following annual rates: .05% for Premier Institutional Fund, .05% for Institutional Fund, .20% for Government Fund, .20% for Treasury Fund and .05% for Institutional Tax-Exempt Fund. For Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund the Advisory fee is paid by the Fund’s corresponding Portfolio. The Investment Adviser also acted as administrator (the “Administrator”) for Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund. For its services as Administrator, the Administrator receives a fee, based on each Fund’s average daily net assets, at the following annual rates: .10% for Premier Institutional Fund, ..15% for Institutional Fund and .15% for Institutional Tax-Exempt Fund. Prior to September 29, 2006, Fund Asset Management L.P. (“FAM”), an indirect wholly owned subsidiary of Merrill Lynch &Co., Inc., acted as each Portfolio’s or each Fund’s, as

38

applicable, investment adviser and was compensated according to the same advisory fee rates as the Investment Adviser. Prior to September 29, 2006, FAM also acted as Administrator for Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund and Merrill Lynch Institutional Tax-Exempt Fund and was compensated according to the same administrative fee rates as the Administrator. FAM had agreed to voluntarily waive a portion of both the administrative and advisory fees for Premier Institutional Fund. The Investment Adviser has continued such voluntary waivers. The Investment Adviser may discontinue its waiver of the fees in whole or in part at any time without notice.

A discussion of the basis for the Board of Trustees’ approval of each Fund’s/Portfolio’s investment advisory agreement and sub-advisory agreement is included in the Fund’s semi-annual shareholder report for the fiscal period ending October 31, 2006.

The Investment Adviser was organized in 1994 to perform advisory services for investment companies. BlackRock Institutional Management Corporation is a registered investment adviser organized in 1977. The Investment Adviser and its affiliates had approximately $1.23 trillion in investment company and other portfolio assets under management as of June 30, 2007.

From time to time, a manager, analyst, or other employee of the Investment Adviser or its affiliates may express views regarding a particular asset class, company, security, industry, or market sector. The views expressed by any such person are the views of only that individual as of the time expressed and do not necessarily represent the views of the Investment Adviser or any other person within the BlackRock organization. Any such views are subject to change at any time based upon market or other conditions and the Investment Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

Conflicts of Interest

The investment activities of the Investment Adviser and its affiliates (including, for these purposes, Merrill Lynch & Co., Inc., BlackRock, Inc., The PNC Financial Services Group, Inc. and their affiliates, directors, partners, trustees, managing members, officers and employees (collectively with the Investment Adviser, the “Affiliates”)) in the management of, or their interest in, their own accounts and other accounts they manage, may present conflicts of interest that could disadvantage a Fund and its shareholders. The Investment Adviser provides investment management services to other funds and discretionary managed accounts that follow an investment program similar to that of a Fund. The Investment Adviser and its Affiliates are involved worldwide with a broad spectrum of financial services and asset management activities and may engage in the ordinary course of business in activities in which their interests or the interests of their clients may

39

conflict with those of a Fund. One or more Affiliates act or may act as an investor, investment manager, financer, advisor, market maker, trader, prime broker, lender, agent and/or principal, and have other direct and indirect interests, in the global fixed income, currency, commodity, equity and other markets in which a Fund directly and indirectly invests. Thus, it is likely that a Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which an Affiliate performs or seeks to perform investment banking or other services. One or more Affiliates may engage in proprietary trading and advise accounts and funds that have investment objectives similar to those of a Fund and/or that engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. The trading activities of these Affiliates are carried out without reference to positions held directly or indirectly by a Fund and may result in an Affiliate having positions that are adverse to those of the Fund. No Affiliate is under any obligation to share any investment opportunity, idea or strategy with a Fund. As a result, an Affiliate may compete with a Fund for appropriate investment opportunities. The results of a Fund’s investment activities, therefore, may differ from those of an Affiliate and of other accounts managed by an Affiliate, and it is possible that the Fund could sustain losses during periods in which one or more Affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, a Fund may, from time to time, enter into transactions in which an Affiliate or its other clients have an adverse interest. Furthermore, transactions undertaken by an Affiliate or an Affiliate advised client may adversely impact a Fund. Transactions by one or more Affiliate-advised clients or the Investment Adviser may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund. A Fund’s activities may be limited because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. In addition, the Fund may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships or in which an Affiliate has significant debt or equity investments. A Fund also may invest in securities of companies for which an Affiliate provides or may some day provide research coverage. An Affiliate may have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend a Fund or who engage in transactions with or for the Fund. A Fund may also make brokerage and other payments to an Affiliate in connection with the Fund’s portfolio investment transactions.

Under a securities lending program approved by the Board of Trustees with respect to Institutional Fund, Premier Institutional Fund, Government Fund and Treasury Fund, those Funds have retained an Affiliate of the Investment Adviser to serve as the securities lending agent for the Funds to the extent that the Funds engage in the securities lending program. For these services, the lending agent may receive a fee from a

40

Fund, including a fee based on the returns earned on that Fund’s investment of the cash received as collateral for the loaned securities. In addition, one or more Affiliates may be among the entities to which a Fund may lend its portfolio securities under the securities lending program.

The activities of the Investment Adviser and its Affiliates may give rise to other conflicts of interest that could disadvantage a Fund and its shareholders. The Investment Adviser has adopted policies and procedures designed to address these potential conflicts of interest. See the Statement of Additional Information for further information.

Master/Feeder Structure (Applicable only to Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund and Merrill Lynch Institutional Tax-Exempt Fund)

Each of these Funds is a “feeder” fund that invests all of its assets in the corresponding master portfolio. The Fund’s investment results will correspond directly to the investment results of the Portfolio. Investors in each of these Funds will acquire an indirect interest in the corresponding Portfolio.

Each Portfolio may accept investments from other feeder funds, and all the feeders of a Portfolio bear the Portfolio’s expenses in proportion to their assets. This structure may enable a Fund to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a Portfolio from different feeders may offset each other and produce a lower net cash flow.

However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to a Portfolio on more attractive terms, or could experience better performance, than another feeder. Information about feeders is available by calling (800) 225-1576.

Whenever a Portfolio holds a vote of its feeder funds, the corresponding Fund will pass the vote through to its own shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of the corresponding Portfolio. In addition, large purchases or redemptions by one feeder fund could negatively affect the performance of other feeder funds that invest in the same Portfolio.

Each of these Funds may withdraw from the corresponding Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund’s assets directly.

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FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand each Fund’s financial performance for the last five years. In the case of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund and Merrill Lynch Institutional Tax-Exempt Fund, these periods encompass operations prior to the conversion to a “master/feeder” structure which was effective January 14, 2002. Certain information reflects the financial results for a single Fund share. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the respective Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, are included in the Funds’ Annual Report, which is available upon request.

	Merrill Lynch Premier Institutional Fund
	Year Ended April 30,
	2007	2006	2005	2004	2003

Net Asset Value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from Investment Operations:

Net investment income	.051	.037	.018	.011	.016

Less Distributions:
Dividends from net investment income	(.051)	(.037)	(.018)	(.011)	(.016)
Dividends from net realized gain	—	__	__	__ *	__

Net Asset Value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	5.24%	3.79%	1.78%	1.06%	1.61%

Ratios/Supplemental Data:

Net Assets, end of year (000)	$19,908,646	$16,821,041	$18,752,104	$45,708,710	$44,576,660

Ratio of expenses to average net assets
(before waiver)	.16%	.16%	.17%	.16%	.16%

Ratio of expenses to average net assets
(after waiver)	.11%	.12%	—	—	—

Ratio of net investment income to average
net assets (before waiver)	5.08%	3.70%	1.68%	1.04%	1.59%

Ratio of net investment income to average
net assets (after waiver)	5.13%	3.74%	—	—	—

*	Amount represents less than $0.01 per share.

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FINANCIAL HIGHLIGHTS (continued)
	Merrill Lynch Institutional Fund
	Year Ended April 30,
	2007	2006	2005	2004	2003

Net Asset Value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from Investment Operations:

Net investment income	.051	.037	.017	.010	.015

Less Distributions:
Dividends from net investment income	(.051)	(.037)	(.017)	(.010)	(.015)
Dividends from net realized gain	—	— *	—	— *	—

Net Asset Value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	5.17%	3.74%	1.72%	.97%	1.54%

Ratios/Supplemental Data:

Net Assets, end of year (000)	$20,368,666	$12,597,362	$9,392,799	$10,601,029	$11,659,019

Ratio of expenses to average net assets	.22%	.23%	.23%	.23%	.23%

Ratio of net investment income to average
net assets	5.07%	3.75%	1.69%	.96%	1.53%

*	Amount represents less than $0.01 per share.

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FINANCIAL HIGHLIGHTS (continued)

	Merrill Lynch Government Fund
	Year Ended April 30,
	2007	2006	2005	2004	2003

Net Asset Value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from Investment Operations:

Net investment income	.049	.036	.017	.009	.015

Less Distributions:
Dividends from net investment income	(.049)	(.036)	(.017)	(.009)	(.015)
Dividends from net realized gain	—	— *	—	— *	—

Net Asset Value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	5.06%	3.67%	1.67%	.94%	1.52%

Ratios/Supplemental Data:

Net Assets, end of year (000)	$2,815,784	$2,213,199	$3,370,912	$5,559,034	$5,334,131

Ratio of expenses to average net assets
(before waiver)	.34%	.34%	.33%	.34%	.33%

Ratio of expenses to average net assets
(after waiver)	.22%	.22%	.22%	.23%	.22%

Ratio of net investment income to average
net assets (before waiver)	4.85%	3.44%	1.47%	.82%	1.39%

Ratio of net investment income to average
net assets (after waiver)	4.97%	3.56%	1.58%	.93%	1.50%

*	Amount represents less than $0.01 per share.

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FINANCIAL HIGHLIGHTS (continued)
	Merrill Lynch Treasury Fund
	Year Ended April 30,
	2007	2006	2005	2004	2003

Net Asset Value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from Investment Operations:

Net investment income	.048	.034	0.15	.008	0.14

Less Distributions:
Dividends from net investment income	(.048)	(.034)	(0.15)	(.008)	(0.14)
Dividends from net realized gain	—	— *	—	—	—

Net Asset Value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	4.87%	3.43%	1.52%	.80%	1.37%

Ratios/Supplemental Data:

Net Assets, end of year (000)	$1,349,189	$1,369,615	$1,734,266	$1,344,073	$1,487,986

Ratio of expenses to average net assets
(before waiver)	.35%	.36%	.36%	.36%	.35%

Ratio of expenses to average net assets
(after waiver)	.23%	.23%	.23%	.23%	.22%

Ratio of net investment income to average
net assets (before waiver)	4.64%	3.20%	1.45%	.66%	1.19%

Ratio of net investment income to average
net assets (after waiver)	4.76%	3.33%	1.58%	.79%	1.32%

*	Amount represents less than $0.01 per share.

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FINANCIAL HIGHLIGHTS (continued)

	Merrill Lynch Institutional Tax-Exempt Fund
	Year Ended April 30,
	2007	2006	2005	2004	2003

Net Asset Value, beginning of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Income from Investment Operations:

Net investment income	.034%	.026	.014	.008	.01

Less Distributions:
Dividends from net investment income	(0.34)	(.026)	(.014)	(.008)	(.01)
Dividends from net realized gain	—	—	— *	—	—

Net Asset Value, end of year	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return	3.47%	2.68%	1.38%	.85%	1.23%

Ratios/Supplemental Data:

Net Assets, end of year (000)	$14,911,825	$14,060,273	$12,618,574	$11,023,313	$8,185,521

Ratio of expenses to average net assets	.22%	.22%	.22%	.22%	.22%

Ratio of net investment income, to average
net assets	3.41%	2.66%	1.40%	.84%	1.19%

*	Amount represents less than $0.01 per share.

46

FUND
Merrill Lynch Funds For Institutions Series
One Financial Center
Boston, Massachusetts 02111

INVESTMENT ADVISER AND ADMINISTRATOR
BlackRock Advisors, LLC
Administrative Offices:
100 Bellevue Parkway
Wilmington, Delaware 19809
Mailing Address:
P.O. Box 9011
Princeton, New Jersey 08543-9011
(800) 221-7210

SUB-ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, Delaware 19809

TRANSFER AGENT
State Street Bank and Trust Company
P.O. Box 8118
Boston, Massachusetts 02266-8118

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022

DISTRIBUTORS
BlackRock Distributors, Inc.
760 Moore Road
King of Prussia, Pennsylvania 19406

FAM Distributors, Inc.
One Financial Center, 23rd Floor
Boston, Massachusetts 02111

CUSTODIAN
State Street Bank and Trust Company
P.O. 8118
Boston, Massachusetts 02266-8118

COUNSEL
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019-6099

For More Information

This Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

Shareholder Reports
Additional information about each Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports. You may obtain these reports at no cost by calling (800) 225-1576.

Statement of Additional Information
The Statement of Additional Information contains further information about each Fund and is incorporated by reference into (legally considered to be part of) this Prospectus. You may request a free copy by writing the Fund at State Street Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts 02266-8118 or by calling (800) 225-1576.

Contact your Merrill Lynch Financial Advisor or call the Fund at the telephone number or address indicated above if you have any questions.

World Wide Web
Access general fund information and specific fund performance. Request mutual fund prospectuses and literature. Forward mutual fund inquiries. www.blackrock.com

Securities and Exchange Commission
Information about the Fund (including the Statement of Additional Information) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call (202) 551-8090 for information on the operation of the public reference room. This information is also available on the SEC’s Internet site at http://www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, D.C. 20549-0102.

You should rely only on the information contained in this Prospectus. No one is authorized to provide you with information that is different from information contained in this Prospectus.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT COMPANY ACT FILE #811-5149

Code #FFINST-PR-0807
Case Label #49061

STATEMENT OF ADDITIONAL INFORMATION

Merrill Lynch Funds For Institutions Series

Merrill Lynch Premier Institutional Fund
Merrill Lynch Institutional Fund
Merrill Lynch Government Fund
Merrill Lynch Treasury Fund
Merrill Lynch Institutional Tax-Exempt Fund

One Financial Center, 23rd Floor, Boston Massachusetts 02111 — Phone No. (800) 225-1576

        This Statement of Additional Information of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund, Merrill Lynch Government Fund, Merrill Lynch Treasury Fund and Merrill Lynch Institutional Tax-Exempt Fund (each, a “Fund” and, collectively, the “Funds”), each a series of Merrill Lynch Funds For Institutions Series (the “Trust”), is not a prospectus and should be read in conjunction with the Prospectus of the Funds, dated August 28, 2007 (the “Prospectus”), which has been filed with the Securities and Exchange Commission (the “Commission”) and can be obtained, without charge, by calling (800) 225-1576 or by writing to each Fund at the above address. The Prospectus is incorporated by reference into this Statement of Additional Information, and this Statement of Additional Information is incorporated by reference into the Prospectus. Each Fund’s and, where applicable, each master portfolio’s audited financial statements are incorporated in this Statement of Additional Information by reference to the Funds’ 2007 Annual Report to shareholders. You may request a copy of the Annual Report at no charge by calling (800) 225-1576 between 8:30 a.m. and 6:00 p.m. Boston time, Monday to Friday.

BlackRock Advisors — Investment Adviser

The date of this Statement of Additional Information is August __, 2007.

INVESTMENT OBJECTIVES AND POLICIES

        Each Fund is a money market fund that seeks current income, preservation of capital and liquidity available from investing in short-term money market securities. Of the Funds offered by this Prospectus, Merrill Lynch Premier Institutional Fund and Merrill Lynch Institutional Fund each invests in money market securities generally; Merrill Lynch Government Fund invests in direct U.S. Government obligations, in securities of U.S. Government agencies and instrumentalities and U.S. Government sponsored enterprises and repurchase agreements. Merrill Lynch Treasury Fund invests in U.S. Treasury securities; and Merrill Lynch Institutional Tax-Exempt Fund invests in tax-exempt securities and seeks to pay dividends exempt from Federal income taxation. Each Fund is a series of Merrill Lynch Funds For Institutions Series (the “Fund”).

        Each of Merrill Lynch Premier Institutional Fund, Merrill Lynch Institutional Fund and Merrill Lynch Institutional Tax-Exempt Fund is a “feeder” fund that invests all of its assets in a corresponding “master” portfolio (each, a “Portfolio”) of Master Institutional Money Market LLC (the “Master LLC”). Each Portfolio has the same investment objectives and strategies as its corresponding Fund. All investments are made at the Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the corresponding Portfolio. For simplicity, except where otherwise indicated, this Statement of Additional Information, with respect to the Premier Institutional Fund, Institutional Fund and Institutional Tax-Exempt Fund, uses the term “Fund” to include the Fund’s corresponding Portfolio.

Merrill Lynch Premier Institutional Fund (“Premier Institutional Fund”) and Merrill Lynch Institutional Fund (“Institutional Fund”)

        All investments of each Fund will be in securities with remaining maturities of up to 397 days (13 months). The dollar weighted average maturity of each Fund’s portfolio will be 90 days or less.

        The following is a description of the types of short-term “money market” instruments in which each Fund will principally invest:

(i) U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(ii) U.S. dollar-denominated obligations of U.S. and foreign depository institutions, including, but not limited to, certificates of deposit, bankers’ acceptances, time deposits, bank notes, thrift notes and deposit notes;

(iii) commercial paper and other short-term obligations issued by corporations, partnerships, trusts or other entities, including U.S. dollar-denominated obligations issued by foreign entities; and

(iv) other short-term obligations which in the opinion of the Trustees of the Trust are of comparable credit quality.

        Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), presently limits investments by each Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of each Fund’s total assets be invested in Second Tier Securities (as defined in the Rule). As a matter of operating policy, each Fund will not invest in Second Tier Securities.

        The following is a description of some of the investments or investment practices in which each Fund may invest or engage:

Government Securities: U.S. Treasury bills and notes are supported by the full faith and credit of the United States. Each Fund also will invest in debt securities issued by U.S. Government sponsored enterprises, agencies and instrumentalities, including, but not limited to, the Federal National Mortgage Association, the

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Federal Home Loan Mortgage Corporation, the Student Loan Marketing Association, the Federal Agricultural Mortgage Corporation, and the Federal Home Loan Bank. Such securities may also include debt securities issued by international organizations designated or supported by multiple governmental entities, such as the International Bank for Reconstruction and Development. Government agency securities are not direct obligations of the U.S. Treasury but involve various forms of U.S. Government sponsorship or guarantees. The U.S. Government is not obligated to provide financial support to any of the above, other than U.S. Treasury bills and notes.

Repurchase Agreements: The Funds may enter into repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. As a matter of operating policy, each Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Fund’s net assets in such repurchase agreements. Repurchase agreements may be construed to be collateralized loans by the purchaser to the seller secured by the securities transferred to the purchaser. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by each Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price, and, in the event of a default by the seller, each Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Reverse Repurchase Agreements: Each Fund may enter into reverse repurchase agreements, which involve the sale of money market securities held by the Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, each Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of each Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund’s investment restrictions set forth herein.

Securities Lending: Each Fund may lend securities from its portfolio with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. Each Fund receives the income on the loaned securities. Where a Fund receives securities as collateral, each Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where a Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, a Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. Each Fund is obligated to return the collateral to the borrower at the termination of the loan. A Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. Each Fund could also experience delays and costs in gaining access to the collateral. Each Fund may pay reasonable finders, lending agent, administrative and custodial fees in connection with its loans. The Trust has received an exemptive order from the Commission permitting it to retain an affiliate of the Fund as lending agent and to permit Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) or its affiliates to be a borrower of securities from the Fund. See “Portfolio Transactions and Brokerage.”

Commercial Paper and Other Short-Term Obligations: Each Fund may purchase commercial paper (including variable amount master notes and funding agreements), which refers to short-term promissory notes issued by corporations, partnerships, trusts or other entities to finance short-term credit needs, and non-convertible debt securities (e.g., bonds and debentures) with no more than 397 days (13 months) remaining to maturity at the time of purchase. Short-term obligations issued by trusts may include, but are

3

not limited to, mortgage-related or asset-backed debt instruments, including pass-through certificates such as participations in, or Treasury bonds or notes backed by, pools of mortgages, or credit card, automobile or other types of receivables. See below for a discussion of these structured financings.

Bank Money Instruments: Obligations of depository institutions such as certificates of deposit, including variable rate certificates of deposit, bankers’ acceptances, bank notes and time deposits.

Forward Commitments: Each Fund may purchase and sell securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. The value of the security on the delivery date may be more or less than its purchase or sale price. Each Fund will maintain a segregated account with its custodian of liquid securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

        While the types of money market securities in which the Funds invest generally are considered to have low principal risk, such securities are not completely risk free. There is a risk that issuers may fail to meet their principal and interest obligations. With respect to repurchase agreements, reverse repurchase agreements and the lending of portfolio securities by a Fund, there is also the risk of the failure of parties involved to repurchase at the agreed upon price or to return the securities involved in such transactions, in which event the Fund may suffer time delays and incur costs or possible losses in connection with the disposition of the collateral.

        Each Fund may invest in obligations issued by U.S. banks, foreign branches or subsidiaries of U.S. banks or U.S. or foreign branches or subsidiaries of foreign banks. Investment in obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries or banks may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks. Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and a Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of a Fund held overseas will be held by foreign branches of the custodian for the Fund’s portfolio securities or by other U.S. or foreign banks under subcustodian arrangements complying with the requirements of the Investment Company Act.

        BlackRock Advisors, LLC (“BlackRock” or the “Investment Adviser”) will consider the above factors in making investments in such obligations and will not knowingly purchase obligations that, at the time of purchase, are subject to exchange controls or withholding taxes. Generally, each Fund will limit its investments in obligations of U.S. branches or subsidiaries of foreign banks to obligations of banks organized in Canada, France, Germany, Japan, the Netherlands, Switzerland, the United Kingdom and other industrialized nations.

        Each Fund will only invest in short-term obligations (including short-term, promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations (“NRSRO”); (2) have been rated in the highest rating category by a single NRSRO if only one NRSRO has rated the security; (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; or (4) if not rated, will be of comparable quality as determined by the Trustees of the Trust. Currently there are three NRSROs that rate the vast majority of rated obligations in which each Fund invests: Fitch Ratings, Moody’s Investors Service, Inc., and Standard &Poor’s. See Appendix A for a description of commercial paper, bank money instruments and bond ratings.

        Each Fund may also invest in U.S. dollar-denominated commercial paper and other short-term obligations issued by foreign entities. Such investments are subject to quality standards similar to those applicable to

4

investments in comparable obligations of domestic issuers. Investments in foreign entities in general involve the same risks as those described in connection with investments in Eurodollar and Yankeedollar obligations.

        As described above and in the Prospectus, each Fund may invest in participations in, or bonds and notes backed by, pools of mortgages, or credit card, automobile or other types of receivables, with remaining maturities of no more than 397 days (13 months). These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by a nationally recognized statistical rating organization, as described above.

        Variable amount master notes and funding agreements permit a series of short-term borrowings under a single note. The lender has the right to increase the amount under the note up to the full amount provided by the note agreement. In addition, the lender has the right to reduce the amount of outstanding indebtedness.

        Forward or firm commitments for the purchase or sale of securities may be entered into by each Fund as described herein. The purchase of the underlying securities will be recorded on the date a Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the Fund’s net asset value. A separate account of a Fund will be established with the State Street Bank and Trust Company, each Fund’s custodian, consisting of cash or other liquid securities having a market value at all times until the delivery at least equal to the amount of the forward purchase commitment. As stated in the Prospectus, each Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

        The Trust, on behalf of each Fund, has adopted restrictions and policies relating to the investment of each Fund’s assets and its activities. Certain of the restrictions are fundamental policies of each Fund and may not be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Trust, on behalf of each Fund, has also adopted certain non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval. None of the following fundamental or non-fundamental investment restrictions shall prevent a Fund from investing all of its assets in shares of another registered investment company with the same investment objective and fundamental policies (in a master/feeder structure).

        Set forth below are each Fund’s fundamental and non-fundamental investment restrictions. The Master LLC, on behalf of each corresponding Portfolio, has adopted investment restrictions substantially identical to those set forth below, which are fundamental and non-fundamental, as applicable, policies of the Master LLC. Unless otherwise provided, all references below to the assets of a Fund are in terms of current market value.

        Under the fundamental investment restrictions, each Fund may not:

(1) Invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; securities issued by any state of the U.S. or any political subdivision thereof; and instruments issued by domestic banks).

(2) Make investments for the purpose of exercising control or management.

(3) Underwrite securities of other issuers except insofar as a Fund technically may be deemed an underwriter under the Securities Act of 1933, as amended, in selling portfolio securities.

(4) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(5) Borrow money, except that (i) the Fund may borrow from banks (as defined in the Investment Company Act) in amounts up to 33 1/3% of its total assets (including the amount borrowed), (ii) the Fund may borrow up to an additional 5% of its total assets for temporary purposes, (iii) the Fund may obtain such short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (iv) the

5

Fund may purchase securities on margin to the extent permitted by applicable law. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information. The Fund may not pledge its assets other than to secure such borrowings or to the extent permitted by the Fund’s investment policies as set forth in its Prospectus and Statement of Additional Information, as they may be amended from time to time, in connection with hedging transactions, short sales, when-issued, reverse repurchase and forward commitment transactions and similar investment strategies.

(6) Make loans to other persons, except that the acquisition of bonds, debentures or other debt securities and investment in government obligations, commercial paper, pass-through instruments, certificates of deposit, bankers’ acceptances, repurchase agreements or any similar instruments shall not be deemed to be the making of a loan, and except further that the Fund may lend its portfolio securities, provided that the lending of portfolio securities may be made only in accordance with applicable law and the guidelines set forth in the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time.

(7) Issue senior securities to the extent such issuance would violate applicable law.

(8) Purchase or sell commodities or contracts on commodities, except to the extent that the Fund may do so in accordance with applicable law and the Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

(9) Make any investment that would be inconsistent with its classification as a diversified investment company under the Investment Company Act.

Under the non-fundamental restrictions, each Fund may not:

(a) Purchase securities of other investment companies, except to the extent such purchases are permitted by applicable law.

(b) Invest in securities which cannot be readily resold or which cannot otherwise be marketed, redeemed or put to the issuer or a third party, if at the time of acquisition more than 10% of its total assets would be invested in such securities. This restriction shall not apply to securities which mature within seven days or securities which the Board of Trustees of the Trust has otherwise determined to be liquid pursuant to applicable law.

(c) Notwithstanding fundamental investment restriction (5) above, borrow amounts in excess of 5% of its total assets, taken at acquisition cost or market value, whichever is lower, and then only from banks as a temporary measure for extraordinary or emergency purposes. These borrowing provisions shall not apply to reverse repurchase agreements as described in the Prospectus and Statement of Additional Information.

        The Trustees of the Trust have determined that each Fund will not write put or call options. This policy may be changed by the Board of Trustees.

        Except with respect to restriction (5), if a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

Merrill Lynch Government Fund (“Government Fund”)

        All investments of the Government Fund will be in securities with remaining maturities not exceeding 397 days (13 months). The dollar weighted average maturity of the Government Fund’s portfolio will be 90 days or less.

        Rule 2a-7 of the Investment Company Act presently limits investments by the Government Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities or securities guaranteed by a non-controlled person of the issuer) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Government Fund’s total assets be invested in Second Tier Securities (as defined in the Rule). As a matter of operating policy, the Government Fund will not invest in Second Tier Securities.

6

        The types of securities in which the Government Fund may invest include the following:

Government Securities: Certain Government securities, including U.S. Treasury bills, notes and bonds, are issued by the U.S. Government and supported by the full faith and credit of the United States. Other U.S. Government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not direct obligations of the United States but involve sponsorship or guarantees by Government agencies or enterprises. These obligations include securities that are supported by the right of the issuer to borrow from the Treasury, such as obligations of Federal Home Loan Banks, and securities that are supported only by the credit of the instrumentality, such as Federal National Mortgage Association bonds. The Government Fund may also invest in securities issued by U.S. Government instrumentalities that are international organizations designated or supported by multiple governments, such as the International Bank for Reconstruction and Development. Because the U.S. Government is not obligated to provide support to its instrumentalities, the Fund will invest in obligations issued by these instrumentalities where the Investment Adviser believes that the credit risk with respect to the issuers is minimal.

Repurchase Agreements: The Government Fund may invest in obligations that are subject to repurchase agreements. A repurchase agreement is an instrument under which the purchaser (i.e., the Government Fund) acquires the security and the seller agrees, at the time of the sale, to repurchase the security at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. This results in a fixed rate of return insulated from market fluctuations during that period. As a matter of operating policy, the Government Fund will not enter into repurchase agreements with more than seven days to maturity if it would result in the investment of more than 10% of the value of the Government Fund’s net assets in such repurchase agreements. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Government Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price and, in the event of a default by the seller, the Government Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Reverse Repurchase Agreements: The Government Fund may enter into reverse repurchase agreements, which involve the sale of portfolio securities held by the Government Fund, with an agreement to repurchase the securities at an agreed upon price, date and interest payment. During the time a reverse repurchase agreement is outstanding, the Government Fund will maintain a segregated custodial account containing U.S. Government or other appropriate liquid securities having a value equal to the repurchase price. Management of the Government Fund does not consider entering into reverse repurchase agreements to constitute borrowing money for purposes of the Fund’s investment restrictions set forth below.

Securities Lending: The Government Fund may lend securities from its portfolio with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The Fund receives the income on the loaned securities. Where the Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. The

7

Trust has received an exemptive order from the Commission permitting it to retain an affiliate of the Fund as lending agent and to permit Merrill Lynch or its affiliates to be a borrower of securities from the Fund. See “Portfolio Transactions and Brokerage.”

Forward Commitments: The Government Fund may purchase and sell U.S. Government securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Government Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Government Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase or sale price. If management of the Government Fund deems it appropriate to do so, the Government Fund may dispose of a commitment prior to settlement. There can, of course, be no assurance that the judgments upon which these practices are based will be accurate, and it is possible that in consequence of these practices the Government Fund would be required to pay on a settlement date more than the market value of the purchased securities at that time, or that the Government Fund would incur a loss by disposing of a commitment on terms less favorable than those of its original purchase. The Government Fund will maintain a segregated account with its custodian of cash or U.S. Government securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

“Stripped Coupon” Securities: The Government Fund may invest in direct obligations of the U.S. Government by purchasing component parts of U.S. Treasury bonds through the acquisition of deposit receipts which evidence ownership of direct interest in such component parts of such bonds.

        Forward or firm commitments for the purchase of U.S. Government securities may be entered into by the Government Fund, as described in the Prospectus. The purchase of the underlying securities will be recorded on the date the Government Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Government Fund’s net asset value. A separate account of the Government Fund will be established with State Street Bank and Trust Company, the Government Fund’s custodian, consisting of cash or U.S. Government securities having a market value at all times until the delivery date at least equal to the amount of the forward purchase commitment. As stated in the Prospectus, the Government Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

        The Trust, on behalf of the Government Fund, has adopted restrictions and policies relating to the investment of the Fund’s assets and its activities. Certain of the restrictions are fundamental policies of the Government Fund and may not be changed without the approval of the holders of a majority of the Government Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (ii) more than 50% of the outstanding shares). The Trust, on behalf of the Government Fund, has also adopted certain non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval.

        Set forth below are the Government Fund’s fundamental and non-fundamental investment restrictions. Unless otherwise provided, all references below to the assets of the Government Fund are in terms of current market value.

        Under the fundamental investment restrictions, the Government Fund may not:

(1) Purchase securities other than U.S. Treasury bills, notes and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, some of which may be subject to repurchase agreements. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of such obligations;

(2) Act as an underwriter of securities;

(3) Make loans, except that the Government Fund may purchase or hold debt obligations in accordance with its investment objectives and policies, may enter into repurchase agreements for such securities, and may lend its portfolio securities against collateral consisting of cash, or securities issued or guaranteed by the

8

U.S. Government or its agencies, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of portfolio securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, will not (together with all non-qualifying income) exceed 10% of the Government Fund’s annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Government Fund, such amounts are qualifying income under federal income tax provisions applicable to regulated investment companies; and

(4) Purchase securities on margin or make short sales of securities.

(5) Borrow money except from banks for temporary purposes and in an amount not exceeding 10% of the value of its total net assets, or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed. (As a matter of operating policy, the Government Fund will not invest in securities if outstanding borrowings exceed 5% of the net asset value.)

(6) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Government Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(7) Issue senior securities to the extent such issuance would violate applicable law.

(8) Purchase or sell commodities or contracts on commodities, except to the extent that the Government Fund may do so in accordance with applicable law and the Government Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

(9) Make any investment that would be inconsistent with its classification as a diversified investment company under the Investment Company Act.

        If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

        Under a non-fundamental investment restriction, the Fund will not amend its policy of investing all of its assets in U.S. Government securities, U.S. Government agency securities, U.S. Government sponsored enterprise securities, securities guaranteed by the U.S. Government, U.S. Government agencies, and U.S. Government sponsored enterprises, and repurchase agreements involving the securities described above without providing shareholders with at least 60 days’ prior written notice of such change.

        The Trustees of the Trust have determined that the Government Fund will not write put or call options. This policy may be changed by the Board of Trustees.

        Collateral received by the Government Fund to secure loans of its portfolio securities will be marked to market on a daily basis.

Merrill Lynch Treasury Fund (“Treasury Fund”)

        All investments of the Treasury Fund will be in securities with remaining maturities not exceeding 397 days (13 months). The dollar weighted average maturity of the Treasury Fund’s portfolio will be 90 days or less.

        Rule 2a-7 under the Investment Company Act presently limits investments by the Treasury Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities or securities guaranteed by a non-controlled person of the issuer) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Treasury Fund’s total assets be invested in Second Tier Securities (as defined in the Rule). The Treasury Fund currently does not intend to invest in Second Tier Securities.

        The types of securities in which the Treasury Fund may invest include the following:

U.S. Treasury Securities: The Treasury Fund will invest in Treasury bills, notes and other direct obligations of the U.S. Treasury.

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Forward Commitments: The Treasury Fund may purchase and sell U.S. Treasury securities on a when-issued or forward commitment basis and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Treasury Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Treasury Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase or sale price. If management of the Treasury Fund deems it appropriate to do so, the Treasury Fund may dispose of a commitment prior to settlement. There can, of course, be no assurance that the judgments upon which these practices are based will be accurate, and it is possible that in consequence of these practices the Treasury Fund would be required to pay on a settlement date more than the market value of the purchased securities at that time, or that the Treasury Fund would incur a loss by disposing of a commitment on terms less favorable than those of its original purchase. The Treasury Fund will maintain a segregated account with its custodian of cash or U.S. Government securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions.

Repurchase Agreements: The Treasury Fund may invest up to 10% of its total assets in obligations subject to repurchase agreements. This limitation on the Treasury Fund’s investment in obligations subject to repurchase agreements may adversely affect the Treasury Fund’s yield under certain market conditions.

A repurchase agreement is an instrument under which the purchaser (i.e., the Treasury Fund) acquires the obligation (debt security) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser’s holding period. This results in a fixed rate of return insulated from market fluctuations during such period. Repurchase agreements usually are for short periods, such as under one week. If a repurchase agreement is construed to be a collateralized loan, the underlying securities will not be considered to be owned by the Treasury Fund but only to constitute collateral for the seller’s obligation to pay the repurchase price and, in the event of a default by the seller, the Treasury Fund may suffer time delays and incur costs or losses in connection with the disposition of the collateral.

Securities Lending: The Treasury Fund may lend securities from its portfolio with a value not exceeding 33 1/3% of its total assets or the limit prescribed by applicable law to banks, brokers and other financial institutions. In return, the Fund receives collateral in cash or securities issued or guaranteed by the U.S. Government, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The Fund maintains the ability to obtain the right to vote or consent on proxy proposals involving material events affecting securities loaned. The Fund receives the income on the loaned securities. Where the Fund receives securities as collateral, the Fund receives a fee for its loans from the borrower and does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned, net of any amount rebated to the borrower. As a result, the Fund’s yield may increase. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund is obligated to return the collateral to the borrower at the termination of the loan. The Fund could suffer a loss in the event the Fund must return the cash collateral and there are losses on investments made with the cash collateral. In the event the borrower defaults on any of its obligations with respect to a securities loan, the Fund could suffer a loss where there are losses on investments made with the cash collateral or, where the value of the securities collateral falls below the market value of the borrowed securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund may pay reasonable finders, lending agent, administrative and custodial fees in connection with its loans. The Trust has received an exemptive order from the Commission permitting it to retain an affiliate of the Fund as lending agent and to permit Merrill Lynch or its affiliates to be a borrower of securities from the Fund. See “Portfolio Transactions and Brokerage.”

        Forward or firm commitments for the purchaser of U.S. Government securities may be entered into by the Treasury Fund, as described in the Prospectus. The purchase of the underlying securities will be recorded on the date the Treasury Fund enters into the commitment, and the value of the security will thereafter be reflected in the calculation of the Treasury Fund’s net asset value. A separate account of the Treasury Fund will be established with State Street Bank and Trust Company, the Treasury Fund’s custodian, consisting of cash or U.S. Government

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securities having a market value at all times until the delivery date at least equal to the amount of the forward purchase commitment. As stated in the Prospectus, the Treasury Fund may dispose of a commitment prior to settlement. Risks relating to these trading practices are briefly described in the Prospectus.

        The limitations on the Treasury Fund’s investment in obligations subject to repurchase agreements may adversely affect the Treasury Fund’s yield, since the Treasury Fund earns a fee for entering into a repurchase agreement which increases the effective yield of the obligations underlying the repurchase agreement. The adverse effect of this limitation on the Treasury Fund’s yield will be greater during periods in which yields on shorter term securities are higher than yields on longer term securities.

        The Trust, on behalf of the Treasury Fund, has adopted restrictions and policies relating to the investment of the Fund’s assets and its activities. Certain of the restrictions are fundamental policies of the Treasury Fund and may not be changed without the approval of the holders of a majority of the Treasury Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares of the Fund are represented or (ii) more than 50% of the outstanding shares). The Trust, on behalf of the Treasury Fund, has also adopted certain non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval.

        Set forth below are the Treasury Fund’s fundamental and non-fundamental investment restrictions. Unless otherwise provided, all references below to the assets of the Treasury Fund are in terms of current market value.

        Under the fundamental investment restrictions, the Treasury Fund may not:

(1) Enter into repurchase agreements if immediately thereafter more than 10% of the value of its total assets would be invested in repurchase agreements; and

(2) Borrow money except from banks for temporary purposes and in an amount not exceeding 10% of the value of its total net assets, or mortgage, pledge or hypothecate its assets except in connection with any such borrowing and in amounts not in excess of the dollar amounts borrowed. (As a matter of operating policy, the Treasury Fund will not invest in securities if outstanding borrowings exceed 5% of net asset value.)

(3) Purchase securities other than U.S. Treasury bills, notes, and other obligations issued or guaranteed by the U.S. Government, some of which may be subject to repurchase agreements. There is no limit on the amount of its assets which may be invested in the securities of any one issuer of such obligations.

(4) Act as an underwriter of securities;

(5) Make loans, except that the Treasury Fund may purchase or hold debt obligations in accordance with its investment objectives and policies, may enter into repurchase agreements for such securities, and may lend its portfolio securities against collateral consisting of cash, or securities issued or guaranteed by the U.S. Government or its agencies, which is equal at all times to at least 100% of the value of the securities loaned. There is no investment restriction on the amount of portfolio securities that may be loaned, except that payments received on such loans, including amounts received during the loan on account of interest on the securities loaned, will not (together with all non-qualifying income) exceed 10% of the Treasury Fund’s annual gross income (without offset for realized capital gains) unless, in the opinion of counsel to the Fund, such amounts are qualifying income under Federal income tax provisions applicable to regulated investment companies; and

(6) Purchase securities on margin or make short sales of securities.

(7) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Treasury Fund may invest in securities directly or indirectly secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

(8) Issue senior securities to the extent such issuance would violate applicable law.

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(9) Purchase or sell commodities or contracts on commodities, except to the extent that the Treasury Fund may do so in accordance with applicable law and the Treasury Fund’s Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act.

(10) Make any investment that would be inconsistent with its classification as a diversified investment company under the Investment Company Act.

        If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

        Even though the above restrictions would permit investment in securities issued or guaranteed by U.S. Government agencies, the Trustees have determined that the Treasury Fund will not purchase any securities other than direct obligations of the U.S. Treasury. The Trustees of the Trust have determined that the Treasury Fund will not write put or call options. These policies may be changed by the Board of Trustees without shareholder approval.

        The Treasury Fund has also adopted a non-fundamental investment restriction under which the Fund will not amend its policy of investing all its assets in Treasury bills, notes and other direct obligations of the U.S. Treasury without providing shareholders with at least 60 days’ prior written notice of such change.

Merrill Lynch Institutional Tax-Exempt Fund (“Tax-Exempt Fund”)

        The Tax-Exempt Fund will attempt to accomplish its objectives of seeking current income exempt from Federal income taxes, preservation of capital and liquidity by investing in a diversified portfolio of obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities of other qualifying issuers, the interest from which in the opinion of bond counsel to the issuer, is excludable from gross income for Federal income tax purposes (and does not subject investors to the federal alternative minimum tax) (“Tax-Exempt Securities”). The two principal classifications of Tax-Exempt Securities are “general obligation” and “revenue” bonds. The investment objectives of the Tax-Exempt Fund described above in this paragraph are a fundamental policy of the Tax-Exempt Fund and may not be changed without a vote of a majority of the outstanding shares of the Tax-Exempt Fund. There can be no assurance that the objectives of the Tax-Exempt Fund will be attained.

        The Tax-Exempt Fund has adopted a fundamental policy (that may not be changed without shareholder approval) to invest, under normal circumstances, (i) at least 80% of its assets (for this purpose defined to include net assets plus borrowings for investment purposes) in investments the income from which is exempt from federal income tax or (ii) its assets so that at least 80% of the income that it distributes will be exempt from federal income tax. These requirements apply to investments or distributions that are exempt from Federal income tax under both the regular tax rules and the alternative minimum tax rules.

        The Tax-Exempt Fund may invest up to 20% of its assets in certain otherwise Tax-Exempt Securities that are classified as “private activity bonds,” which may subject certain investors to a Federal alternative minimum tax (“Municipal Securities”).

        The Tax-Exempt Fund will seek to achieve its objectives by investing exclusively in securities with maturities not exceeding 397 days (13 months), principally including:

(i) obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the interest from which is exempt from Federal income tax and which are rated AAA or AA by Standard & Poor’s (“S&P”) or by Fitch, Inc. (“Fitch”), or Aaa or Aa by Moody’s Investors Service, Inc. (“Moody’s”) and unrated Tax-Exempt Securities which, in the judgment of the Trustees of the Trust, have as nearly as possible the same characteristics and quality as bonds having the above rating;

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(ii) municipal notes (tax anticipation notes, bond anticipation notes and revenue anticipation notes) rated MIG-1 or MIG-2 by Moody’s, SP-1 or SP-2 on the short-term debt-rating scale of S&P, or F-1 or F-2 by Fitch or, if the notes are not rated, are obligations which, in the judgment of the trustees of the Trust, are of a quality equivalent to obligations rated MIG-1 or MIG-2 or SP-1 or SP-2 or F-1 or F-2;

(iii) variable rate demand notes and participations therein;

(iv) short-term tax-exempt commercial paper obligations (short-term unsecured promissory notes issued to finance short-term credit needs) which are rated at least A-1 by S&P, Prime-1 by Moody’s or their equivalents as determined by the Trustees of the Trust; and

(v) floating rate tax-exempt demand notes on which the Fund may demand payment from the issuer at par value plus accrued interest on short notice.

        Rule 2a-7 under the Investment Company Act presently limits investments by the Tax-Exempt Fund in securities issued by any one issuer (other than the U.S. Government, its agencies or instrumentalities or securities guaranteed by a non-controlled person of the issuer) ordinarily to not more than 5% of its total assets, or, in the event that such securities are not First Tier Securities (as defined in the Rule), not more than 1%. In addition, Rule 2a-7 requires that not more than 5% of the Institutional Tax-Exempt Fund’s total assets be invested in Second Tier Conduit Securities (as defined in the Rule). Appendix A sets forth a description of the above rating symbols.

        The Tax-Exempt Fund presently contemplates that it will not invest more than 25% of its total assets in Tax-Exempt securities whose issuers are located in the same state. The Tax-Exempt Fund does not intend to invest more than 25% of its total assets in industrial development bonds where entities supplying the revenues from which the bonds are to be paid are in the same industry. Preservation of capital is a prime investment objective of the Tax-Exempt Fund, and, while the types of short-term tax-exempt Securities in which the Tax-Exempt Fund invests are not completely risk free, the Tax-Exempt Fund believes that securities having the rating characteristics described above have a lower principal risk than lower rated obligations and generally have a lower principal risk than longer term obligations which entail the risk of changing conditions over a longer period of time.

Description of Tax-Exempt Securities

        Tax-Exempt Securities include debt obligations issued to obtain funds for various public purposes, including construction of a wide range of public facilities, refunding of outstanding obligations and obtaining funds for general operating expenses and loans to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to finance various facilities operated for private profit, including pollution control facilities. Such obligations are included within the term Tax-Exempt Securities or Municipal Securities if the interest paid thereon is excludable from federal income tax. Tax-Exempt Securities or Municipal Securities also include short-term tax-exempt municipal obligations such as tax anticipation notes, bond anticipation notes and revenue anticipation notes, which are sold as interim financing in anticipation of tax collections, bond sales and revenue receipts, respectively. The Tax-Exempt Fund may also invest in short-term tax-exempt commercial paper obligations, which are short-term unsecured promissory notes issued to finance short-term credit needs, and floating rate tax-exempt demand notes on which the Tax-Exempt Fund may demand payment from the issuer at par value plus accrued interest on short notice (typically three to seven days). In addition, the Tax-Exempt Fund may invest in variable rate demand notes and participations therein (see “Variable Rate Demand Notes” below).

        The two principal classifications of Tax-Exempt Securities and Municipal Securities are “general obligation” and “revenue” or “special obligation” bonds. General obligation bonds are secured by the issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue or special obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as from the user of the facility being financed. Industrial development bonds are in most cases revenue bonds and do not generally constitute the pledge of the credit or taxing power of the issuer of such bonds. The payment of the principal of and interest on such industrial revenue bonds depends solely on the ability of the user of the property financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. The

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portfolio may also include “moral obligation” bonds which are normally issued by special purpose public authorities. If an issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

        Yields on Tax-Exempt Securities and Municipal Securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ability of the Tax-Exempt Fund to achieve its investment objective is also dependent on the continuing ability of the issuers of the Tax-Exempt Securities and Municipal Securities in which the Tax-Exempt Fund invests to meet their obligations for the payment of interest and principal when due. There are variations in the risks involved in the holding of Tax-Exempt Securities and Municipal Securities, both within a particular classification and between classifications, depending on numerous factors. Furthermore, the rights of holders of Tax-Exempt Securities and Municipal Securities and the obligations of the issuers of Tax-Exempt Securities or Municipal Securities may be subject to applicable bankruptcy, insolvency and similar laws and court decisions affecting the rights of creditors generally, and such laws, if any, which may be enacted by Congress or state legislatures affecting specifically the rights of holders of Tax-Exempt Securities.

        From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on Tax-Exempt Securities or Municipal Securities. Similar proposals may be introduced in the future. If such proposals were enacted, the ability of the Tax-Exempt Fund to pay “exempt-interest” dividends would be adversely affected and the Tax-Exempt Fund would reevaluate its investment objective and policies and consider changes in its structure. See “Taxes” in this Statement of Additional Information.

        Certain of the instruments in which the Tax-Exempt Fund invests, including variable rate demand notes (“VRDNs”) and derivatives or synthetic municipal instruments (“Derivative Products”), effectively provide the Tax-Exempt Fund with economic interests in long-term municipal bonds, coupled with rights to demand payment of the principal amounts of such instruments from designated counterparties. Under Securities and Exchange Commission rules, the Tax-Exempt Fund treats these instruments as having maturities shorter than the stated maturity dates of the notes, in the case of VRDNs, or the long-term bonds underlying Derivative Products (the “Underlying Bonds”). Such maturities are sufficiently short-term to allow such instruments to qualify as eligible investments for money market funds such as the Tax-Exempt Fund. A demand right is dependent on the financial ability of the counterparty, which is typically a bank, broker-dealer or other financial institution, to purchase the instrument at its principal amount. In addition, the right of the Tax-Exempt Fund to demand payment from a counterparty may be subject to certain conditions, including the creditworthiness of the instrument or the Underlying Bond. If a counterparty is unable to purchase the instrument or, because of conditions on the right of the Tax-Exempt Fund to demand payment, the counterparty is not obligated to purchase the instrument on demand, the Tax-Exempt Fund may be required to dispose of the instrument or the Underlying Bond in the open market, which may be at a price which adversely affects the Tax-Exempt Fund’s net asset value.

        VRDNs and participation interests in VRDNs held by a financial institution (“Participating VRDNs”) are tax-exempt obligations that use a floating or variable interest rate adjustment formula and provide an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest on a short-notice period. The interest rates are adjustable at periodic intervals to some prevailing market rate for similar investments, such adjustment formula being calculated to maintain the market value of the VRDN at approximately the par value of the VRDN upon the adjustment date. The adjustments are frequently based upon the Public Securities Association (PSA) Index or some other appropriate interest rate adjustment index. Because of the interest rate adjustment formula on VRDNs (including Participating VRDNs), VRDNs are not comparable to fixed rate securities. The Tax-Exempt Fund’s yield on VRDNs will decline and its shareholders will forego the opportunity for capital appreciation during periods when prevailing interest rates have declined. On the other hand, during periods when prevailing interest rates have increased, the Tax-Exempt Fund’s yield on VRDNs will increase and its shareholders will have a reduced risk of capital depreciation.

        The Tax-Exempt Fund may invest in a variety of Derivative Products. Derivative Products are typically structured by a bank, broker-dealer or other financial institution. A Derivative Product generally consists of a trust or partnership through which the Tax-Exempt Fund holds an interest in one or more Underlying Bonds coupled with a conditional right to sell (“put”) the Fund’s interest in the Underlying Bonds at par plus accrued interest to

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a financial institution (a “Liquidity Provider”). Typically, a Derivative Product is structured as a trust or partnership which provides for pass-through tax-exempt income. There are currently three principal types of derivative structures: (1) “Tender Option Bonds”, which are instruments which grant the holder thereof the right to put an Underlying Bond at par plus accrued interest at specified intervals to a Liquidity Provider; (2) “Swap Products”, in which the trust or partnership swaps the payments due on an Underlying Bond with a swap counterparty who agrees to pay a floating municipal money market interest rate; and (3) “Partnerships”, which allocate to the partners income, expenses, capital gains and losses in accordance with a governing partnership agreement. The Tax-Exempt Fund may also invest in other forms of Derivative Products.

        Investments in Derivative Products raise certain tax, legal, regulatory and accounting issues which may not be presented by investments in other Tax-Exempt Securities and Municipal Securities. There is some risk that certain issues could be resolved in a manner that could adversely impact the performance of the Tax-Exempt Fund. For example, the tax-exempt treatment of the interest paid to holders of Derivative Products is premised on the legal conclusion that the holders of such Derivative Products have an ownership interest in the Underlying Bonds. While the Fund receives an opinion of legal counsel to the effect that the income from each Derivative Product is tax-exempt to the same extent as the Underlying Bond, the Internal Revenue Service (the “IRS”) has not issued a ruling on the subject. Were the IRS to issue an adverse ruling, there is a risk the interest paid on such Derivative Products would be deemed taxable.

        The Tax-Exempt Fund may purchase and sell Tax-Exempt Securities and Municipal Securities on a when-issued basis or forward commitment basis, and it may purchase or sell such securities for delayed delivery. These transactions occur when securities are purchased or sold by the Tax-Exempt Fund with payment and delivery taking place in the future to secure what is considered an advantageous yield and price to the Tax-Exempt Fund at the time of entering into the transaction. The value of the security on the delivery date may be more or less than its purchase price. If management of the Tax-Exempt Fund deems it appropriate to do so, the Tax-Exempt Fund may dispose of a commitment prior to settlement. There can, of course, be no assurance that the judgments upon which these practices are based will be accurate, and it is possible that in consequence of these practices the Tax-Exempt Fund would be required to pay on a settlement date more than the market value of the purchased securities at that time, or the Tax-Exempt Fund would incur a loss by disposing of a commitment on terms less favorable than those of its original purchase. The Tax-Exempt Fund will maintain a segregated account with its custodian of cash or tax-exempt securities in an aggregate amount equal to the amount of its commitments in connection with such purchase transactions. The Tax-Exempt Fund will maintain a separate account at its custodian bank consisting of cash or liquid Tax-Exempt Securities or Municipal Securities (valued on a daily basis) equal at all times to the amount of the when-issued commitment.

        Management of the Tax-Exempt Fund will endeavor to be as fully invested as reasonably practicable to maximize the yield on the Tax-Exempt Fund’s portfolio. However, because the Tax-Exempt Fund does not intend to realize taxable investment income, it will not invest in taxable short-term money market securities (other than securities subject to the alternative minimum tax described under “Special Tax Considerations”). Accordingly, there may be times when the Tax-Exempt Fund has uninvested cash resulting from an influx of cash due to large purchases of shares or maturities of portfolio securities or resulting from the need to maintain a reserve for redemptions. The yield on the portfolio could also be negatively affected from time to time by the lack of availability of short-term, high-quality Tax-Exempt Securities or Municipal Securities. The Tax-Exempt Fund reserves the right to suspend or otherwise limit sales of its shares if, as a result of difficulties in acquiring portfolio securities, it is determined that it is not in the interests of the Tax-Exempt Fund’s shareholders to issue additional shares. See “Purchase of Shares.”

        As indicated under “How to Buy, Sell and Transfer Shares” in the Prospectus, payments of proceeds upon redemption of shares generally will be made on the same day as a redemption request in proper form is received. Tax-Exempt Securities and Municipal Securities generally do not trade on the basis of same-day settlements. As a result, the Fund may be required to maintain cash reserves or incur temporary bank borrowings so that it can make such redemption payments. This will reduce the Tax-Exempt Fund’s yield. The Trustees will re-examine the Tax-Exempt Fund’s policy of making redemption payments on the date redemption orders are received if that policy has a significant impact on the Tax-Exempt Fund’s yield; however, redemption payments will in any case be made within seven days of the date of redemption unless the Tax-Exempt Fund is permitted to suspend payments for a period longer than seven days (under certain circumstances.)

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        All of the investments of the Tax-Exempt Fund will be in securities with remaining maturities of up to 397 days (13 months). The dollar weighted average maturity of the Tax-Exempt Fund’s portfolio will be 90 days or less. The Tax-Exempt Fund can be expected to offer a lower yield than longer-term municipal bond funds since Tax-Exempt Securities and Municipal Securities with longer maturities tend to produce higher yields. Interest rates in the short-term Tax-Exempt Securities and Municipal Securities market also may fluctuate more widely from time to time than interest rates in the long-term municipal bond market. However, because of the shorter maturities, the market value of the Tax-Exempt Securities held by the Tax-Exempt Fund can be expected to fluctuate less in value as a result of changes in interest rates.

        The Tax-Exempt Fund may also invest in short-term municipal notes, VRDNs, participation interests in VRDNs held by a financial institution (“Participating VRDNs”), short-term tax-exempt commercial paper obligations and floating rate tax-exempt demand notes.

        The maturity of VRDNs (including Participating VRDNs) are deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN upon demand or (ii) the period remaining until the VRDN’s next interest rate adjustment. If not redeemed by the Tax-Exempt Fund through the demand feature, VRDNs mature on a specified date which may range up to thirty years from the date of issuance. The Tax-Exempt Fund will not invest more than 20% of its total assets in Participating VRDNs.

        Certain tax-exempt instruments (primarily VRDNs and Participating VRDNs) may be entitled to the benefit of standby letters of credit or similar commitments issued by banks and, in such instances, the Trustees of the Trust will take into account the obligation of the bank in assessing the quality of such instrument. The Tax-Exempt Fund may also purchase other types of tax-exempt instruments if, in the opinion of the Trustees of the Trust, such obligations are equivalent to securities having the ratings described in the Appendix A.

        The performance of the Tax-Exempt Fund will be affected by general changes in interest rates on short-term Tax-Exempt Securities and Municipal Securities. Such changes will affect the yield on the Tax-Exempt Fund’s subsequent investments, will result in increases or decreases in the value of the obligations then held by the Tax-Exempt Fund and will thereby affect the rate of return on the shares of the Tax-Exempt Fund. If interest rates have increased since the time a security was purchased, the value of that security will generally decrease. The impact on value is lessened by the short-term maturities of the investment of the Tax-Exempt Fund. Short-term securities tend to fluctuate less in value due to changes in interest rates than do longer term securities. Preservation of capital is a prime investment objective of the Tax-Exempt Fund, and while the types of short-term Tax-Exempt Securities and Municipal Securities in which the Tax-Exempt Fund invests are not completely risk free, the Tax-Exempt Fund believes that securities having the rating characteristics described above have a lower principal risk than lower rated obligations and generally have a lower principal risk than longer term obligations which entail the risk of changing conditions over a longer period of time.

        Purchase of Securities with Puts: The Tax-Exempt Fund has authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can simultaneously acquire the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a “put.” The Tax-Exempt Fund does not currently intend to enter into such transactions but reserves the right to do so in the future. No transactions will be entered into for the Tax-Exempt Fund unless the trustees of the Trust have approved the proposed terms of such transactions and such terms are set forth in a subsequent prospectus which has been declared effective by the Securities and Exchange Commission.

        The right to put the securities to a counterparty depends on the counterparty’s ability to pay for the securities at the time the put is exercised. The Tax-Exempt Fund would limit its put transactions to institutions which the Investment Adviser believes present minimum credit risk, and the Fund would use its best efforts to determine initially and to continue to monitor the financial strength of counterparties because adequate current financial information may not be available. In the event that any counterparty is unable to honor a put for financial reasons, the Tax-Exempt Fund would be a general creditor (i.e., on a parity with all other unsecured creditors) of the counterparty. Furthermore, particular provisions of the contract between the Tax-Exempt Fund and the counterparty may excuse the counterparty from repurchasing the securities; for example, a change in the published rating of the underlying municipal securities or any similar event that has an adverse effect on the issuer’s credit

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or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. The Tax-Exempt Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security. If the Tax-Exempt Fund were to engage in such transactions at this time, it would engage in such transactions with banks and, to the extent permitted by applicable law, with broker-dealers.

        It also should be noted that while the market for put options in tax-exempt securities to sellers of Tax-Exempt securities has developed over time, there can be no representation about the future state of the market, i.e., the number of banks or dealers that might be willing to sell securities to the Tax-Exempt Fund with a right for the Fund to put the securities back to the seller, the spread between the price of the security if sold without the right to put and with the right to put, the valuation of securities subject to such puts and the value to be ascribed to the put itself, if any, and whether and on what terms the Tax-Exempt Fund can renew any put options. The municipal securities purchased which are subject to such a put may be sold to third persons at any time, even though the put is outstanding, but the put itself will generally not be marketable or otherwise assignable. Therefore, the put would have value only to the Tax-Exempt Fund. Sale of the securities to third parties or lapse of time with the put unexercised will terminate the right to put the securities to the seller. Prior to the expiration of any put option, the Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to the Tax-Exempt Fund, the Fund could sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit on the percentage of portfolio securities that the Fund may purchase subject to a put for its portfolio. The Tax-Exempt Fund has not determined the circumstances under which it will enter into put transactions or what will be deemed to be the maturity of securities subject to puts for purposes of calculating the weighted average maturity of its portfolio.

Maturity and Quality Standards

        As a money market fund, the Tax-Exempt Fund is required to meet certain maturity and quality standards as set forth below.

        Short-Term Maturity Standards: All of the investments of the Tax-Exempt Fund will be in securities with remaining maturities of 397 days (13 months) or less. The dollar weighted average maturity of the Tax-Exempt Fund’s portfolio will be 90 days or less. The maturities of VRDNs (including Participating VRDNs) are deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN on demand or (ii) the period remaining until the VRDN’s next interest rate adjustment. If not redeemed by the Tax-Exempt Fund through the demand feature, VRDNs mature on a specified date which may range up to thirty years from the date of issuance.

        Quality Standards: The Tax-Exempt Fund’s portfolio investments in Tax-Exempt Securities and Municipal Securities will be limited to those obligations that are rated, or issued by issuers who have been rated, in one of the two highest rating categories for short-term municipal debt obligations by a nationally recognized statistical rating organization (an “NRSRO”) or, if not rated, will be of comparable quality as determined by the Trustees of the Trust. The Tax-Exempt Fund’s investments in Tax-Exempt Securities and Municipal Securities (which must have maturities at the date of purchase of 397 days (13 months) or less) will be in issuers who have received from the requisite NRSROs a rating, with respect to a class of short-term debt obligations that is comparable in priority and security with the investment, in one of the two highest rating categories for short-term obligations or, if not rated, will be of comparable quality as determined by the Trustees of the Trust. Certain tax-exempt obligations (primarily VRDNs and Participating VRDNs) may be entitled to the benefit of letters of credit or similar credit enhancements issued by financial institutions and, in such instances, the Board of Trustees and the Investment Adviser will take into account the obligation of the financial institution in assessing the quality of such instruments. The Tax-Exempt Fund also may purchase other types of tax-exempt instruments if, in the opinion of the Trustees of the Trust, such obligations are equivalent to securities having the ratings described above.

        The Trust, on behalf of the Tax-Exempt Fund, has adopted restrictions and policies relating to the investment of the Tax-Exempt Fund’s assets and its activities. Certain of the restrictions are fundamental policies of the Tax-Exempt Fund and may not be changed without the approval of the holders of a majority of that Fund’s outstanding voting securities (which for this purpose and under the Investment Company Act, means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares). The Trust, on behalf of the Tax-Exempt Fund, has also adopted certain

17

non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval. None of the following fundamental or non-fundamental investment restrictions shall prevent the Tax-Exempt Fund from investing all of its assets in shares of another registered investment company with the same investment objective and fundamental policies (in a master/feeder structure).

        Set forth below are the Tax-Exempt Fund’s fundamental and non-fundamental investment restrictions. The Master LLC, on behalf of the corresponding Portfolio, has adopted investment restrictions substantially identical to those set forth below, which are fundamental and non-fundamental, as applicable, policies of the Master LLC. Unless otherwise provided, all references below to the assets of the Tax-Exempt Fund are in terms of current market value.

        Under the fundamental investment restrictions, the Tax-Exempt Fund may not:

(1) purchase any securities other than Tax-Exempt Securities and Municipal Securities;

(2) invest more than 5% of its total assets (taken at value at the time of each investment) in the securities of any one issuer except that such restriction shall not apply to securities backed by the U.S. Government or its agencies or instrumentalities;

(3) borrow amounts in excess of 20% of its total assets taken at market value (including the amount borrowed), and then only from banks as a temporary measure for extraordinary or emergency purposes (the Tax-Exempt Fund will not purchase securities while borrowings are outstanding);

(4) mortgage, pledge, hypothecate or in any manner transfer as security for indebtedness any securities owned or held by the Tax-Exempt Fund except as may be necessary in connection with borrowings mentioned in (3) above, and then such mortgaging, pledging or hypothecating may not exceed 10% of its total assets, taken at value; or

(5) invest in securities with legal or contractual restrictions on resale or for which no readily available market exists if, regarding all such securities, more than 10% of its assets (taken at market value) would be invested in such securities;

(6) make investments for the purpose of exercising control or management;

(7) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization;

(8) purchase or sell real estate (provided that such restriction shall not apply to tax-exempt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein), commodities or commodity contracts, interests in oil, gas or other mineral exploration or development programs;

(9) make loans to other persons, provided that the Tax-Exempt Fund may purchase a portion of an issue of tax-exempt securities (the acquisition of a portion of an issue of tax-exempt securities or bonds, debentures or other debt securities which are not publicly distributed is considered to be the making of a loan under the Investment Company Act of 1940);

(10) act as an underwriter of securities, except to the extent that the Tax-Exempt Fund may technically be deemed an underwriter when engaged in the activities described in (9) above or insofar as the Tax-Exempt Fund may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities;

(11) invest more than 5% of its total assets (taken at market value at the time of each investment) in industrial revenue bonds where the entity supplying the revenues from which the issue is to be paid, including predecessors, has a record of less than three years of continuous operation;

(12) purchase any securities on margin, except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities;

18

(13) make short sales or securities or maintain a short position or invest in put call, straddle or spread options; provided, however, that the Tax-Exempt Fund shall have the authority to purchase tax-exempt securities subject to put options as described above;

(14) invest more than 25% of its assets, taken at market value, in the securities of issuers in any particular industry (excluding securities issued by the U.S. Government and its agencies and instrumentalities; securities issued by any state of the U.S. or any political subdivision thereof; and instruments issued by domestic banks); and

(15) issue senior securities to the extent such issuance would violate applicable law.

        For purposes of restriction (2) above, the Tax-Exempt Fund will regard each state and each political subdivision, agency or instrumentality of such state and each multistate agency of which such state is a member and each public authority which issues securities on behalf of a private entity as a separate issuer, except that if the security is backed only by the assets and revenues of an entity other than the issuer then the entity with the ultimate responsibility for the payment of interest and principal may be regarded as the sole issuer.

        With respect to restriction (3), the Tax-Exempt Fund will not borrow to increase income but only to meet redemption requests that might otherwise require untimely dispositions of portfolio securities. Interest paid on such borrowings will reduce net income.

        Under the non-fundamental restrictions, the Tax-Exempt Fund may not:

(i) purchase or sell commodities or contracts on commodities, except to the extent that the Tax-Exempt Fund may do so in accordance with applicable law and the Prospectus and Statement of Additional Information, as they may be amended from time to time, and without registering as a commodity pool operator under the Commodity Exchange Act; or

(ii) issue senior securities to the extent such issuance would violate applicable law.

        If a percentage restriction on the investment or use of assets set forth above is adhered to at the time a transaction is effected, later changes in percentages resulting from changing values will not be considered a violation.

        For purposes of investment restriction (14) above, securities issued by a state, its political subdivisions or instrumentalities means tax-exempt securities issued by such entities.

MANAGEMENT OF THE TRUST

Trustees and Officers

        The Trustees of the Trust consist of five individuals, four of whom are not “interested persons” of the Trust as defined in the Investment Company Act (the “non-interested Trustees”). The same individuals serve as Directors of the Master LLC. The Trustees are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the Investment Company Act.

        Each non-interested Trustee is a member of the Trust’s Audit Committee (the “Audit Committee”). The principal responsibilities of the Audit Committee are the appointment, compensation, retention and oversight of the Trust’s independent registered public accounting firm, including the resolution of disagreements regarding financial reporting between Trust management and such independent registered public accounting firm. The Audit Committee’s responsibilities include, without limitation, to (i) review with the independent registered public accounting firm the arrangements for and scope of annual and special audits and any other services provided by the independent registered public accounting firm to the Trust; (ii) review with the independent registered public accounting firm any audit problems or difficulties encountered during or related to the conduct of the audit; (iii) ensure that the independent registered public accounting firm submits on a periodic basis a

19

formal written statement with respect to their independence, discuss with the independent registered public accounting firm any relationships or services that may impact the objectivity and independence of the Trust’s independent registered public accounting firm; and (iv) consider information and comments of the independent registered public accounting firm with respect to the Trust’s accounting and financial reporting policies, procedures and internal control over financial reporting and Trust management’s responses thereto. The Board of the Trust has adopted a written charter for the Audit Committee. The Audit Committee has retained independent legal counsel to assist it in connection with these duties. The Audit Committee met four times during the fiscal year ended April 30, 2007.

        Each non-interested Trustee is also a member of the Trust’s Nominating Committee. The principal responsibilities of the Nominating Committee are to identify individuals qualified to serve as non-interested Trustees of the Trust and to recommend its nominees for consideration by the full Board. While the Nominating Committee is solely responsible for the selection and nomination of the Trust’s non-interested Trustees, the Nominating Committee may consider nominations for the office of Trustee made by Fund shareholders as it deems appropriate. Fund shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust that include biographical information and set forth the qualifications of the proposed nominee. The Nominating Committee did not meet during the Trust’s fiscal year ended April 30, 2007.

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        Biographical Information. Certain biographical and other information relating to the non-interested Trustees of the Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of investment companies overseen in the complex of funds advised by the Investment Adviser or its affiliates, (“BlackRock-advised funds”) and any public directorships:

Name, Address* & Age of Trustee	Position(s) Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Funds Overseen	Other Directorships held by Trustee
David O. Beim (67)***	Trustee	Trustee since 2002

Professor of Finance and Economics at the Columbia University Graduate School of Business since 1991; Chairman of Outward Bound U.S.A. from 1997 to 2001; Chairman of Wave Hill, Inc., from 1990 to 2006; Trustee of Phillips Exeter Academy from 2002 to present.

				17 registered investment companies consisting of 24 portfolios	None

James T. Flynn (67)	Trustee	Trustee since 1995	Chief Financial Officer of J.P. Morgan & Co. Inc. from 1990 to 1995 and an employee of J.P. Morgan in various capacities from 1967 to 1995.	17 registered investment companies consisting of 24 portfolios	None

W. Carl Kester (55)	Trustee	Trustee since 1995

Deputy Dean for Academic Affairs, Harvard Business School since 2006; Mizuho Financial Group Professor of Finance, Harvard Business School; Unit Head, Finance from 2005 to 2006; Senior Associate Dean and Chairman of the MBA Program of Harvard Business School, 1999 to 2005, Member of the faculty of Harvard Business School since 1981. Independent Consultant since 1978.

				17 registered investment companies consisting of 24 portfolios	None

Karen P. Robards**** (57)	Trustee	Trustee since 2002

Partner of Robards & Company, LLC, a financial advisory firm since 1987; formerly an investment banker with Morgan Stanley for more than ten years; Director of Care Investment Trust, Inc. since 2007; Director of Enable Medical Corp. from 1996 to 2005; Director of Atricure, Inc. since 2000; Director of the Cooke Center for Learning and Development, a not-for-profit organization, since 1987.

				17 registered investment companies consisting of 24 portfolios	AtriCure, Inc. (medical devices)

*	The address of each non-interested Trustee is P.O. Box 9095, Princeton, New Jersey 08543-9095.
**	Each Trustee serves until his or her successor is elected and qualified, until December 31 of the year in which he or she turns 72, or until his or her death, resignation, or removal as provided in the Fund’s by-laws or charter or by statute.
***	Chairman of the Audit Committee.
****	Chair of the Board of Trustees.

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        Certain biographical and other information relating to the Trustee who is an “interested person” (as defined in the Investment Company Act) of the Trust (the “Interested Trustee”) and to the other officers of the Trust is set forth below, including their ages, their principal occupations for at least the last five years, the length of time served, the total number of BlackRock-advised funds overseen and any public directorships held:

Name, Address & Age	Position(s) Held with Trust	Term of Office††† and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Robert C. Doll Jr.*†† (53)	President and Trustee	President and Trustee since 2005**

Vice Chairman and Director of BlackRock, Inc., Global Chief Investment Officer for Equities, Chairman of the BlackRock Retail Operating Committee, and member of the BlackRock Executive Committee since 2006; President of the funds advised by Merrill Lynch Investment Managers, L.P. (“MLIM”) and its affiliates (“MLIM/FAM-advised funds”) from 2005 to 2006 and Chief Investment Officer thereof from 2001 to 2006; President of MLIM and Fund Asset Management, L.P. (“FAM”) from 2001 to 2006; Co-Head (Americas Region) thereof from 2000 to 2001 and Senior Vice President from 1999 to 2001; President and Director of Princeton Services, Inc. (“Princeton Services”) and President of Princeton Administrators, L.P. (“Princeton Administrators”) from 2001 to 2006; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999.

				120 registered investment companies consisting of 161 portfolios	None

William M. Breen† (52)	Treasurer	Treasurer since 1990	Vice President of BlackRock since 2006; Vice President of MLIM from 1993 to 2006 and Vice President of FAMD since 1990.	2 registered investment companies consisting of 5 portfolios	None

Barry F.X. Smith† (42)	Senior Vice President	Senior Vice President since 2001	Managing Director of BlackRock since 2006; Managing Director of MLIM from 2001 to 2006; Director of MLIM from 1999 to 2001; Vice President of MLIM from 1996 to 1999; Employee of FAMD since 1987.	2 registered investment company consisting of 5 portfolios	None

Donald C. Burke* (47)	Vice President	Vice President since 1993

Managing Director of BlackRock, Inc. since 2006; Managing Director of Merrill Lynch Investment Managers, L.P. and Fund Asset Management, L.P. in 2006; First Vice President of MLIM and FAM from 1997 to 2005 and Treasurer thereof from 1999 to 2006; Vice President of MLIM and FAM from 1990 to 1997.

				258 registered investment companies consisting of 574 portfolios	None

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Name, Address & Age	Position(s) Held with Trust	Term of Office††† and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of BlackRock- Advised Funds and Portfolios Overseen	Public Directorships
Karen Clark (42)	Chief Compliance Officer	Chief Compliance Officer since 2007

Managing Director of BlackRock, Inc. and Chief Compliance Officer of certain BlackRock-advised funds since 2007; Director of BlackRock, Inc. from 2005 to 2007; Principal and Senior Compliance Officer, State Street Global Advisors, from 2001 to 2005; Principal Consultant, PricewaterhouseCoopers, LLP from 1998 to 2001; and Branch Chief, Division of Investment Management and Office of Compliance Inspections and Examinations, U.S. Securities and Exchange Commission, from 1993 to 1998.

				121 registered investment companies consisting of 161 portfolios	None

Alice A. Pellegrino (47)	Secretary	Secretary since 2004

Director of BlackRock, Inc. since 2006; Director (Legal Advisory) of MLIM from 2002 to 2006; Vice President of MLIM from 1999 to 2002; Attorney associated with MLIM from 1997 to 1999; Secretary of MLIM, FAM, FAM Distributors, Inc. (“FAMD”) and Princeton Services from 2004 to 2006.

				120 registered investment companies consisting of 161 portfolios	None

*	The address of each officer is P.O. Box 9011, Princeton, New Jersey 08543-9011.
**	As a Trustee, Mr. Doll serves until his successor is elected and qualified, until December 31 of the year in which he turns 72, or until his death, resignation, or removal as provided in the Trust’s by-laws, or charter or by statute.
†	The address of each officer is One Financial Center, 23rd Floor, Boston, Massachusetts 02111.
††	Mr. Doll is an “interested person,” as defined in the Investment Company Act based on his positions with BlackRock, Inc. and its affiliates.
†††	Elected by and serves at the pleasure of the Board of Trustees of the Trust.

        Share Ownership. Information relating to each Trustee’s share ownership in the Fund and in all registered funds in the BlackRock-advised funds that are overseen by the respective Trustee (“Supervised Funds”) as of December 31, 2006 is set forth in the chart below.

Name	Aggregate Dollar Range of Equity Securities in the Trust	Aggregate Dollar Range of Equity Securities in All Supervised Funds
Interested Trustee:
Robert C. Doll Jr.	None	over $100,000

Non-Interested Trustees:
David O. Beim	None	over $100,000
James T. Flynn	None	over $100,000
W. Carl Kester	None	over $100,000
Karen P. Robards	None	over $100,000

        As of August 20, 2007, the Trustees and officers as a group owned an aggregate of less than 1% of the outstanding shares of each Fund. As of June 30, 2007, none of the non-interested Trustees or their immediate family members owned beneficially or of record any securities in affiliates of the Investment Adviser.

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Compensation of Trustees

        Each non-interested Trustee receives an aggregate annual retainer of $112,750 for his or her services to BlackRock-advised funds, including the Funds and the Trust. The portion of the annual retainer allocated to each BlackRock-advised fund is determined quarterly based, in general, on the relative net assets of each such Fund. In addition, each non-interested Trustee receives a fee per in-person Board and in-person Committee meeting attended. The aggregate annual per meeting fees paid to each non-interested Trustee total $48,000 for all BlackRock-advised funds for which the Trustee serves and are allocated equally among those funds. The Chairman of the Board of Directors receives an additional annual retainer in the amount of $40,000 and the Chairman of the Audit Committee receives an additional annual retainer in the amount of $10,000, which is paid quarterly and allocated to each BlackRock-advised fund for which such Chairman provides services based on the relative net assets of the fund.

        The following table shows the compensation paid to the non-interested Trustees for the Trust’s/Master LLC’s fiscal year ended April 30, 2007 and the aggregate compensation paid to them from all BlackRock-advised funds, for the calendar year ended December 31, 2006.

Trustee	Compensation from Trust/ Master LLC	Pension or Retirement Benefits Accrued as Part of Trust/ Master LLC Expense	Aggregate Compensation from Trust/Master LLC and other BlackRock- Advised Funds*
David O. Beim**	$55,000	None	$186,083
James T. Flynn	$50,000	None	$176,083
W. Carl Kester	$50,000	None	$176,083
Karen Robards***	$70,000	None	$216,083

*	For the number of BlackRock-advised funds from which each Trustee receives compensation, see the table on page 21.
**	Chairman of the Audit Committee.
***	Chair of the Board.

Code of Ethics

        Each Fund, the Master LLC, the Investment Adviser, the Sub-Adviser and each Distributor each has adopted a Code of Ethics pursuant to Rule 17j-1 under the Investment Company Act. The Code of Ethics establishes procedures for personal investing and restricts certain transactions. Employees subject to the Code of Ethics may invest in securities for their personal investment accounts, including securities that may be purchased or held by a Fund or Portfolio.

INVESTMENT ADVISORY ARRANGEMENTS

        The investment adviser to each of the Funds or each of the corresponding Portfolios, as the case may be, is BlackRock Advisors, LLC (the “Investment Adviser”), a subsidiary of BlackRock, Inc., a publicly held corporation. The principal business address of BlackRock Advisors, LLC is 100 Bellevue Parkway, Wilmington, Delaware 19809 (mailing address: P.O. Box 9011, Princeton, New Jersey 08543-9011), and the principal business address of BlackRock, Inc. is 40 East 52nd Street, New York, New York 10022.

        Prior to September 29, 2006, Fund Asset Management L.P., (“FAM”), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc., acted as each Fund or each Portfolio’s investment adviser and was compensated according to the same advisory fee rates as the Investment Adviser, described below.

Government Fund and the Treasury Fund Only

        Pursuant to the terms of a separate Investment Advisory Agreement between the Trust, on behalf of each Fund, and the Investment Adviser, subject to the general supervision of the Board of Trustees of the Trust and in conformance with the stated policies of the applicable Fund, renders investment supervisory and corporate administrative services to the Funds. It is the responsibility of the Investment Adviser to make investment decisions for each Fund and to place the purchase and sale orders for the Funds’ portfolio transactions. In addition, the Investment Adviser performs, or supervises the performance of, administrative services in connection with each Fund, including (i) supervising all aspects of the Fund’s administration and operations, including processing services related to the purchase and redemption of Fund shares, the general handling of shareholder relations, and portfolio management; (ii) providing the Fund, at the Investment Adviser’s expense, with the services of persons

24

competent to perform such administrative and clerical functions as are necessary in order to provide effective administration of the Fund; and (iii) providing the Fund, at the Investment Adviser’s expense, with adequate office space and related services. The Investment Adviser may arrange for the provision of these administrative services and functions by FAMD, BlackRock Distributors, Inc. (“BDI”) or another affiliate of BlackRock, Inc. Each Fund’s accounting records are maintained, at the Fund’s expense, by its Custodian, State Street Bank and Trust Company.

        As compensation for the services rendered by the Investment Adviser under the Investment Advisory Agreements, each Fund pays the Investment Adviser a fee, computed daily and payable monthly, at the following annual rates:

Percentage of Average Daily Net Assets
Government Fund and Treasury Fund	0.35% up to and including $500,000,000; 0.335% over $500,000,000 up to and including $750,000,000; 0.32% over $750,000,000 up to and including $1,000,000,000; 0.30% over $1,000,000,000

        The Investment Adviser has voluntarily agreed to waive a portion of its advisory fee with respect to each of the Government Fund and the Treasury Fund so that the effective fee payable to the Investment Adviser will be at an annual rate of .20% of the Fund’s average daily net assets. The Investment Adviser may discontinue this waiver of the fee in whole or in part at any time without notice.

        Each Investment Advisory Agreement obligates the Investment Adviser to provide advisory, administrative and management services, to furnish office space and facilities for management of the affairs of the applicable Fund, to pay all compensation of, and furnish office space for, officers and employees of the Fund, as well as the fees of all Trustees of the Fund who are affiliated persons of BlackRock, Inc., or any of its subsidiaries. Each Fund pays all other expenses incurred in its operation and a portion of the Trust’s general administrative expenses allocated on the basis of the asset size of the respective Funds. Expenses that will be borne directly by each Fund include trustees’ fees, redemption expenses, expenses of portfolio transactions, shareholder servicing costs, expenses of registering its shares under federal and state securities laws, pricing costs (including the daily calculation of net asset value), interest, certain taxes, charges of the custodian and transfer agent and other expenses attributable to a particular Fund. Expenses which will be allocated on the basis of size of the respective Funds include trustees’ fees, legal expenses, auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information (except to the extent paid by FAMD and BDI), Commission fees, accounting costs and other expenses properly payable by the Trust and allocable on the basis of size of the respective Funds. Depending upon the nature of the lawsuit, litigation costs may be directly applicable to a Fund or allocated on the basis of the size of the respective Funds. The Board of Trustees of the Trust has determined that this is an appropriate method of allocation of expenses.

        As required by each Distribution Agreement, each Distributor will pay certain of the expenses incurred in connection with the offering of shares of the respective Fund. After the prospectuses and periodic reports have been prepared and set in type, each Distributor will pay for the printing and distribution of copies thereof used in connection with a Fund offering to investors. Each Distributor will also pay for other supplementary sales literature.

        Each Investment Advisory Agreement will terminate automatically upon its assignment and is terminable at any time without penalty by the Board of Trustees of the Trust or by a vote of a majority of the applicable Fund’s outstanding voting shares on 60 days’ written notice to BlackRock, or by BlackRock on 90 days’ written notice to the applicable Fund.

        The tables below set forth information about the total investment advisory fee paid by the Government Fund and the Treasury Fund to FAM and the Investment Adviser as well as amounts waived by FAM and the Investment Adviser for the periods indicated:

        Government Fund:

Fiscal Year Ended April 30,	Paid to FAM		Paid to the Investment Adviser
2007	$ 2,948,193	(a)	$5,056,780(b)
2006	$ 8,782,742		N/A
2005	$14,953,204		N/A

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        Government Fund:

Fiscal Year Ended April 30,	Waived by FAM		Waived by the Investment Adviser
2007	$1,090,311	(a)	$1,836,347
2006	$3,185,914		N/A
2005	$5,242,735		N/A

(a)	For the period May 1, 2006 to September 29, 2006.
(b)	For the period September 30, 2006 to April 30, 2007.

        Treasury Fund:

Fiscal Year Ended April 30,	Paid to FAM		Paid to the Investment Adviser
2007	$1,898,667	(a)	$2,811,399(b)
2006	$4,630,105		N/A
2005	$4,693,693		N/A

Fiscal Year Ended April 30,	Waived by FAM		Waived by the Investment Adviser
2007	$ 740,469	(a)	$1,087,886
2006	$1,801,702		N/A
2005	$1,822,897		N/A

(a)	For the period May 1, 2006 to September 29, 2006.
(b)	For the period September 30, 2006 to April 30, 2007.

Premier Institutional Fund, the Institutional Fund and the Tax-Exempt Fund Only

        Investment Advisory Arrangements. Each Fund invests all of its assets in shares of a corresponding Portfolio. Accordingly, a Fund does not invest directly in portfolio securities and does not require investment advisory services. All portfolio management occurs at the level of the corresponding Portfolio. Pursuant to the terms of an Investment Advisory Agreement between the Master LLC, on behalf of each Portfolio, and BlackRock, subject to the general supervision of the Board of Directors of the Master LLC and in conformance with the stated policies of the applicable Portfolio, BlackRock provides investment advisory and certain corporate administrative services to each Portfolio for fees paid at the following annual rates:

Percentage of Average Daily Net Assets
Premier Institutional Portfolio	0.05%

Institutional Portfolio	0.05%

Tax-Exempt Portfolio	0.05%

        It is the responsibility of BlackRock to make investment decisions for each Portfolio and to place the purchase and sale orders for the Portfolio’s portfolio transactions. BlackRock is also obligated to perform certain administrative and management services for the Master LLC and is obligated to provide all office space, facilities, equipment and personnel necessary to perform its duties under the Investment Advisory Agreement.

        The table below set forth advisory fees paid by each Fund for the last three fiscal years.

        Premier Institutional Fund: The table below sets forth information about the total investment advisory fee paid by the Premier Institutional Fund to the Investment Adviser and FAM for the periods indicated:

Fiscal Year Ended April 30,	Paid to FAM		Paid to the Investment Adviser
2007	$ 3,205,154	(a)	$5,785,434(b)
2006	$ 9,215,576		N/A
2005	$18,074,876		N/A

(a)	For the period May 1, 2006 to September 29, 2006.
(b)	For the period September 30, 2006 to April 30, 2007.

        FAM voluntarily waived $8,539,982, $6,747,955 and $0 of the advisory fees payable for the fiscal years ended April 30, 2007, April 30, 2006, April 30, 2005 and April 30, 2004, respectively.

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   Institutional Fund:

Fiscal Year Ended April 30,	Paid to FAM		Paid to the Investment Adviser
2007	$2,919,214	(a)	$5,323,009(b)
2006	$5,208,262		N/A
2005	$5,236,640		N/A

(a)	For the period May 1, 2006 to September 29, 2006.
(b)	For the period September 29, 2006 to April 30, 2007.

        Tax-Exempt Fund:

Fiscal Year Ended April 30,	Paid to FAM		Paid to the Investment Adviser
2007	$3,101,903	(a)	$4,561,035(b)
2006	$7,451,137		N/A
2005	$6,360,998		N/A

(a)	For the period May 1, 2006 to September 29, 2006.
(b)	For the period September 29, 2006 to April 30, 2007.

        Administration Arrangements. The Trust, on behalf of Premier Institutional Fund, Institutional Fund and the Tax-Exempt Fund has entered into an administration agreement with BlackRock Advisers, LLC (the “Administrator”) as Administrator (the “Administration Agreement”). The Administrator receives for its services to each Fund monthly compensation at the annual rate of 0.10%, 0.15% and 0.15% of the average daily net assets of the Premier Institutional Fund, the Institutional Fund and the Tax-Exempt Fund, respectively. Prior to September 29, 2006, FAM served as administrator and was compensated according to the same fee rate as the Administrator.

        Premier Institutional Fund: The tables below set forth information about the total administration fee paid by the Premier Institutional Fund to FAM and the Administrator as well as the amounts waived by FAM and the Administrator for the periods indicated:

Fiscal Year Ended April 30,	Paid to FAM		Paid to the Administrator
2007	$ 6,410,307	(a)	$11,570,869
2006	$18,431,153		N/A
2005	$36,149,751		N/A

Fiscal Year Ended April 30,	Waived by FAM		Waived by the Administrator
2007	$4,947,755	(a)	$3,592,227
2006	$6,747,955		N/A
2005	$ 0		N/A

(a)	For the period May 1, 2006 to September 29, 2006
(b)	For the period September 30, 2006 to April 30, 2007

        Institutional Fund: The table below sets forth information about the total administration fee paid by the Institutional Fund to FAM and the Administrator for the periods indicated:

Fiscal Year Ended April 30,	Paid to FAM		Paid to the Administrator
2007	$ 8,930,778	(a)	$15,795,891
2006	$15,624,786		N/A
2005	$15,709,920		N/A

(a)	For the period May 1, 2006 to September 29, 2006
(b)	For the period September 30, 2006 to April 30, 2007

        Tax-Exempt Fund: The table below sets forth information about the total administration fee paid by the Tax-Exempt Fund to FAM and the Administrator for the periods indicated:

Fiscal Year Ended April 30,	Paid to FAM		Paid to the Administrator
2007	$ 9,305,708	(a)	$13,683,104
2006	$22,353,411		N/A
2005	$19,082,995		N/A

(a)	For the period May 1, 2006 to September 29, 2006
(b)	For the period September 30, 2006 to April 30, 2007

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       The Administration Agreement obligates the Administrator to provide certain administrative services to each Fund and to pay, or cause its affiliates to pay, for maintaining its staff and personnel and to provide office space, facilities and necessary personnel for the Fund. The Administrator is also obligated to pay, or cause its affiliates to pay, the fees of those officers and Trustees who are affiliated persons of the Administrator or any of its affiliates. Each Fund pays, or causes to be paid, all other expenses incurred in the operation of the Fund (except to the extent paid by the Distributor), including, among other things, taxes, expenses for legal and auditing services, costs of printing proxies, shareholder reports and prospectuses and statements of additional information, charges of the custodian, any sub-custodian and State Street Bank and Trust Company (the “Transfer Agent”), expenses of portfolio transactions, expenses of redemption of shares, Commission fees, expenses of registering the shares under Federal, state or non-U.S. laws, fees and actual out-of-pocket expenses of Trustees who are not affiliated persons of the Administrator, or of an affiliate of the Administrator, accounting and pricing costs (including the daily calculation of the net asset value), insurance, interest, brokerage costs, litigation and other extraordinary or non-recurring expenses, and other expenses properly payable by the Fund.

        Unless earlier terminated as described below, the Administration Agreement will remain in effect, as to each Fund, for two years from its effective date. Thereafter, it will remain in effect, as to each Fund, from year to year if approved annually (a) by the Board of Trustees of the Trust and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. As to each Fund, such contract is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of the Fund.

All Funds

        The investment advisory services provided by BlackRock to each Fund or Portfolio, as applicable, are not exclusive under the terms of the Investment Advisory Agreements and BlackRock is also free to, and does, render such services to others. BlackRock acts as the manager or adviser for over 100 investment companies.

        The Investment Adviser has the responsibility for making all investment decisions for each Fund or each Portfolio, as the case may be. Effective September 29, 2006, the Investment Adviser has entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with BlackRock Institutional Management Corporation (the “Sub-Adviser”), a wholly owned, indirect subsidiary of BlackRock, Inc., pursuant to which the Sub-Adviser receives for services it provides a monthly fee at an annual rate equal to a percentage of the advisory fee paid to the Investment Adviser by each Fund or Portfolio under the Investment Advisory Agreement. The

Sub-Adviser is responsible for the day-to-day management of each Fund’s/Portfolio’s portfolio. For the period September 29, 2006, to April 30, 2007, the Investment Adviser paid the Sub-Adviser total sub-advisory fees as follows:

Fund	Paid to Sub-Adviser
Government Fund	$ 1,938,557
Treasury Fund	$ 1,021,747
Premier Institutional Fund	$ 7,233,755
Institutional Fund	$ 12,325,062
Tax-Exempt Fund	$ 10,768,409

        Duration and Termination: Unless earlier terminated as described below, the Investment Advisory Agreements and Sub-Advisory Agreement will continue in effect from year to year if approved annually (a) by the Board of Directors of the Master LLC or by a majority of the outstanding shares of the Portfolios and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. As to each Portfolio, the agreement is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party or by the vote of the shareholders of the Portfolios.

Selective Disclosure of Portfolio Holdings

        Pursuant to policies and procedures adopted by the Trust and the Investment Adviser, the Trust and the Investment Adviser may, under certain circumstances as set forth below, make selective disclosure with respect to a Fund’s portfolio holdings. The Trust’s Board of Trustees has approved the adoption by the Trust of the

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policies and procedures set forth below, and has delegated to the Investment Adviser the responsibility for ongoing monitoring and supervision to ensure compliance with these policies and procedures. The Board provides ongoing oversight of the Trust’s and Investment Adviser’s compliance with the policies and procedures. As part of this oversight function, the Trustees receive from the Trust’s Chief Compliance Officer at least quarterly and more often, as necessary, reports on compliance with these polices and procedures, including reports on any violations of these policies and procedures that may occur. In addition, the Trustees receive an annual assessment of the adequacy and effect of the policies and procedures with respect to the Trust, and any changes thereto, and an annual review of the operation of the policies and procedures.

        Examples of the information that may be disclosed pursuant to the Trust’s policies and procedures would include (but is not limited to) specific portfolio holdings — including the number of shares held, weightings of particular holdings, specific sector and industry weightings, trading details, and each Fund manager’s discussion of Fund performance and reasoning for significant changes in portfolio composition. This information may be both material non-public information (“Confidential Information”) and proprietary information of the firm. The Trust may disclose such information to individual investors, institutional investors, financial advisers and other financial intermediaries that sell a Fund’s shares, affiliates of the Trust, third party service providers to the Trust, lenders to the Trust, and independent rating agencies and ranking organizations. The Trust, the Investment Adviser and its affiliates receive no compensation or other consideration with respect to such disclosures.

        Subject to the exceptions set forth below, Confidential Information relating to a Fund may not be disclosed to persons not employed by the Investment Adviser or its affiliates unless such information has been publicly disclosed via a filing with the Commission (e.g., fund annual report), through a press release or placement on a publicly-available internet web site, including our web site at www.blackrock.com. If the Confidential Information has not been publicly disclosed, an employee of the Investment Adviser who wishes to distribute Confidential Information relating to a Fund must first do the following: (i) require the person or company receiving the Confidential Information to sign, before the Investment Adviser will provide disclosure of any such information, a confidentiality agreement approved by an attorney in the Investment Adviser’s Legal department in which he/she (a) agrees to use the Confidential Information solely in connection with a legitimate business use (i.e., due diligence, etc.) and (b) agrees not to trade on the basis of the information so provided; (ii) obtain the authorization of the an attorney in the Investment Adviser’s Legal department prior to disclosure; and (iii) only distribute Confidential Information that is at least thirty (30) calendar days old unless a shorter period has specifically been approved by an attorney in the Investment Adviser’s Legal department. Prior to providing any authorization for such disclosure of Confidential Information, an attorney in the Investment Adviser’s Legal Department must review the proposed arrangement and make a determination that it is in the best interests of a Fund’s shareholders. In connection with day-to-day portfolio management, the Trust may disclose Confidential Information to executing brokers-dealers that is less than thirty days old in order to facilitate the purchase and sale of portfolio holdings. The Trust has adopted policies and procedures, including a Code of Ethics, Code of Conduct, and various policies regarding securities trading and trade allocations, to address potential conflicts of interest that may arise in connection with disclosure of Confidential Information. These procedures are designed, among other things, to prohibit personal trading based on Confidential Information, to ensure that portfolio transactions are conducted in the best interests of each Fund and its shareholders and to prevent portfolio management from using Confidential Information for the benefit of one fund or account at the expense of another. In addition, as noted, an attorney in the Investment Adviser’s Legal Department must determine that disclosure of Confidential Information is for a legitimate business purpose and is in the best interests of a Fund’s shareholders, and that any conflicts of interest created by release of the Confidential Information have been addressed by the Investment Adviser’s existing policies and procedures. For more information with respect to potential conflicts of interest, see the section entitled “Management and Other Services Arrangements — Potential Conflicts of Interest” in this Statement of Additional Information.

        Confidential Information — whether or not publicly disclosed — may be disclosed to Trust Trustees, the independent Trustees’ counsel, outside Trust counsel, the Trust’s accounting services provider and the Trust’s independent registered public accounting firm without meeting the conditions outlined above. Confidential Information may, with the prior approval of the Trust’s Chief Compliance Officer or the Investment Adviser’s General Counsel, also be disclosed to any auditor of the parties to a service agreement involving the Trust, or as required by judicial or administrative process or otherwise by applicable law or regulation. If Confidential

29

Information is disclosed to such persons, each such person will be subject to restrictions on trading in the subject securities under either the Trust’s and Investment Adviser’s Code of Ethics or an applicable confidentiality agreement, or under applicable laws or regulations or court order.

        The Investment Adviser has entered into ongoing arrangements to provide selective disclosure of Fund portfolio holdings to the following persons or entities:

        Trust’s Board of Trustees
        Trust’s Transfer Agent
        Trust’s Independent Registered Public Accounting Firm
        Trust’s accounting services provider — State Street Bank and Trust Company
        Trust Custodian
        Independent Rating Agencies — Morningstar, Inc. and Lipper Inc.
        Information aggregators — Wall Street on Demand and Thomson Financial
        Sponsors of 401(k) plans that include BlackRock-advised funds — E.I. Dupont de Nemours and Company, Inc. Consultants for pension plans that invest in BlackRock-advised funds — Rocaton Investment Advisors, LLC; Mercer Investment Consulting; Watson Wyatt Investment Consulting; Towers Perrin HR Services

        Other than with respect to the Board of Trustees, each of the persons or entities set forth above is subject to an agreement to keep the information disclosed confidential and to use it only for legitimate business purposes. The Board of Trustees has a fiduciary duty as Trustees to act in the best interests of the Fund and its shareholders. Selective disclosure is made to the Trust’s Board of Trustees and independent registered public accounting firm at least quarterly and otherwise as frequently as necessary to enable such persons or entities to provide services to the Trust. Selective disclosure is made to the Trust’s Transfer Agent, accounting services provider, and Custodian as frequently as necessary to enable such persons or entities to provide services to the Trust, typically on a daily basis. Disclosure is made to Lipper Inc. and Wall Street on Demand on a monthly basis and to Morningstar and Thomson Financial on a quarterly basis, and to each such firm upon specific request with the approval of the Investment Adviser’s Legal department. Disclosure is made to 401(k) plan sponsors on a yearly basis and pension plan consultants on a quarterly basis.

        The Trust and the Investment Adviser monitor, to the extent possible, the use of Confidential Information by the individuals or firms to which it has been disclosed. To do so, in addition to the requirements of any applicable confidentiality agreement and/or the terms and conditions of the Trust’s and Investment Adviser’s Code of Ethics and Code of Conduct — all of which require persons or entities in possession of Confidential Information to keep such information confidential and not to trade on such information for their own benefit — the Investment Adviser’s compliance personnel under the supervision of the Trust’s Chief Compliance Officer, monitor the Investment Adviser’s securities trading desks to determine whether individuals or firms who have received Confidential Information have made any trades on the basis of that information. In addition, the Investment Adviser maintains an internal restricted list to prevent trading by the personnel of the Investment Adviser or its affiliates in securities — including securities held by a Fund — about which the Investment Adviser has Confidential Information. There can be no assurance, however, that the Trust’s policies and procedures with respect to the selective disclosure of Fund portfolio holdings will prevent the misuse of such information by individuals or firms that receive such information.

Potential Conflicts of Interest

        Activities of the Investment Adviser; BlackRock, Inc. and its affiliates (collectively, “BlackRock”); The PNC Financial Services Group, Inc. and its affiliates (collectively, “PNC”); Merrill Lynch & Co., Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated and their affiliates (collectively, “Merrill Lynch”); and Other Accounts Managed by BlackRock, PNC or Merrill Lynch.

        BlackRock is one of the world’s largest asset management firms with approximately $1 trillion in assets under management. Merrill Lynch is a full service investment banking, broker-dealer, asset management and financial services organization. PNC is a diversified financial services organization spanning the retail, business and corporate markets. BlackRock, Merrill Lynch and PNC are affiliates of one another. BlackRock, PNC, Merrill Lynch and their affiliates (including, for these purposes, their directors, partners, trustees, managing members, officers and employees), including the entities and personnel who may be involved in the investment

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activities and business operations of a Fund (collectively, “Affiliates”), are engaged worldwide in businesses, including equity, fixed income, cash management and alternative investments, and have interests other than that of managing the Fund. These are considerations of which investors in a Fund should be aware, and which may cause conflicts of interest that could disadvantage the Fund and its shareholders. These activities and interests include potential multiple advisory, transactional, financial and other interests in securities and other instruments, and companies that may be purchased or sold by a Fund.

        BlackRock and its Affiliates, including, without limitation, PNC and Merrill Lynch, have proprietary interests in, and may manage or advise with respect to, accounts or funds (including separate accounts and other funds and collective investment vehicles) that have investment objectives similar to those of a Fund and/or that engage in transactions in the same types of securities, currencies and instruments as the Fund. One or more Affiliates are also major participants in the global currency, equities, swap and fixed income markets, in each case both on a proprietary basis and for the accounts of customers. As such, one or more Affiliates are or may be actively engaged in transactions in the same securities, currencies, and instruments in which a Fund invests. Such activities could affect the prices and availability of the securities, currencies, and instruments in which a Fund invests, which could have an adverse impact on the Fund’s performance. Such transactions, particularly in respect of most proprietary accounts or customer accounts, will be executed independently of a Fund’s transactions and thus at prices or rates that may be more or less favorable than those obtained by the Fund. When the Investment Adviser and its advisory affiliates seek to purchase or sell the same assets for their managed accounts, including a Fund, the assets actually purchased or sold may be allocated among the accounts on a basis determined in their good faith discretion to be equitable. In some cases, this system may adversely affect the size or price of the assets purchased or sold for a Fund.

        In addition, transactions in investments by one or more other accounts managed by BlackRock, PNC, Merrill Lynch or another Affiliate may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of a Fund, particularly, but not limited to, with respect to small capitalization, emerging market or less liquid strategies. This may occur when investment decisions regarding a Fund are based on research or other information that is also used to support decisions for other accounts. When BlackRock, PNC, Merrill Lynch or another Affiliate implements a portfolio decision or strategy on behalf of another account ahead of, or contemporaneously with, similar decisions or strategies for a Fund, market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such decisions or strategies could be increased or the Fund could otherwise be disadvantaged. BlackRock, PNC or Merrill Lynch may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

        Conflicts may also arise because portfolio decisions regarding a Fund may benefit other accounts managed by BlackRock, PNC, Merrill Lynch or another Affiliate. For example, the sale of a long position or establishment of a short position by a Fund may impair the price of the same security sold short by (and therefore benefit) one or more Affiliates or their other accounts, and the purchase of a security or covering of a short position in a security by a Fund may increase the price of the same security held by (and therefore benefit) one or more Affiliates or their other accounts.

        BlackRock, PNC, Merrill Lynch, other Affiliates and their clients may pursue or enforce rights with respect to an issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. As a result, prices, availability, liquidity and terms of the Fund’s investments may be negatively impacted by the activities of BlackRock, PNC, Merrill Lynch, other Affiliates or their clients, and transactions for the Fund may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case.

        The results of a Fund’s investment activities may differ significantly from the results achieved by the Investment Adviser and its Affiliates for their proprietary accounts or other accounts (including investment companies or collective investment vehicles) managed or advised by them. It is possible that one or more Affiliates and such other accounts will achieve investment results that are substantially more or less favorable than the results achieved by a Fund. Moreover, it is possible that a Fund will sustain losses during periods in which one or more Affiliates achieve significant profits on their trading for proprietary or other accounts. The opposite result is also possible. The investment activities of one or more Affiliates for their proprietary accounts and accounts under their

31

management may also limit the investment opportunities for a Fund in certain emerging and other markets in which limitations are imposed upon the amount of investment, in the aggregate or in individual issuers, by affiliated foreign investors.

        From time to time, a Fund’s activities may also be restricted because of regulatory restrictions applicable to one or more Affiliates, and/or their internal policies designed to comply with such restrictions. As a result, there may be periods, for example, when the Investment Adviser, and/or one or more Affiliates, will not initiate or recommend certain types of transactions in certain securities or instruments with respect to which the Investment Adviser and/or one or more Affiliates are performing services or when position limits have been reached.

        In connection with its management of a Fund, the Investment Adviser may have access to certain fundamental analysis and proprietary technical models developed by one or more Affiliates (including Merrill Lynch). The Investment Adviser will not be under any obligation, however, to effect transactions on behalf of a Fund in accordance with such analysis and models. In addition, neither BlackRock nor any of its Affiliates (including Merrill Lynch and PNC) will have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of a Fund and it is not anticipated that the Investment Adviser will have access to such information for the purpose of managing the Fund. The proprietary activities or portfolio strategies of BlackRock and its Affiliates (including Merrill Lynch and PNC) or the activities or strategies used for accounts managed by them or other customer accounts could conflict with the transactions and strategies employed by the Investment Adviser in managing a Fund.

        In addition, certain principals and certain employees of the Investment Adviser are also principals or employees of BlackRock, Merrill Lynch, PNC or another Affiliate. As a result, the performance by these principals and employees of their obligations to such other entities may be a consideration of which investors in a Fund should be aware.

        The Investment Adviser may enter into transactions and invest in securities, instruments and currencies on behalf of a Fund in which customers of BlackRock, PNC, Merrill Lynch or another Affiliate, or, to the extent permitted by the Commission, BlackRock, PNC or Merrill Lynch or another Affiliate, serve as the counterparty, principal or issuer. In such cases, such party’s interests in the transaction will be adverse to the interests of the Fund, and such party may have no incentive to assure that the Fund obtains the best possible prices or terms in connection with the transactions. In addition, the purchase, holding and sale of such investments by a Fund may enhance the profitability of BlackRock, Merrill Lynch and/or PNC or another Affiliate. One or more Affiliates may also create, write or issue Derivatives for their customers, the underlying securities, currencies or instruments of which may be those in which a Fund invests or which may be based on the performance of the Fund. A Fund may, subject to applicable law, purchase investments that are the subject of an underwriting or other distribution by one or more Affiliates and may also enter into transactions with other clients of an Affiliate where such other clients have interests adverse to those of the Fund. At times, these activities may cause departments of BlackRock or its Affiliates to give advice to clients that may cause these clients to take actions adverse to the interests of the Fund. To the extent affiliated transactions are permitted, a Fund will deal with BlackRock and its Affiliates on an arms-length basis. BlackRock, PNC or Merrill Lynch or another Affiliate may also have an ownership interest in certain trading or information systems used by a Fund. A Fund’s use of such trading or information systems may enhance the profitability of BlackRock and its Affiliates.

        One or more Affiliates may act as broker, dealer, agent, lender or advisor or in other commercial capacities for a Fund. It is anticipated that the commissions, mark-ups, mark-downs, financial advisory fees, underwriting and placement fees, sales fees, financing and commitment fees, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by an Affiliate will be in its view commercially reasonable, although each Affiliate, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to the Affiliate and such sales personnel.

        Subject to applicable law, the Affiliates (and their personnel and other distributors) will be entitled to retain fees and other amounts that they receive in connection with their service to the Funds as broker, dealer, agent, lender, advisor or in other commercial capacities and no accounting to the Funds or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by an Affiliate of any such fees or other amounts. When an Affiliate acts as broker, dealer, agent, adviser

32

or in other commercial capacities in relation to the Funds, the Affiliate may take commercial steps in its own interests, which may have an adverse effect on the Funds.

        A Fund will be required to establish business relationships with its counterparties based on the Fund’s own credit standing. Neither BlackRock nor any of the Affiliates will have any obligation to allow their credit to be used in connection with a Fund’s establishment of its business relationships, nor is it expected that the Fund’s counterparties will rely on the credit of BlackRock or any of the Affiliates in evaluating the Fund’s creditworthiness.

        Purchases and sales of securities for a Fund may be bunched or aggregated with orders for other BlackRock client accounts. The Investment Adviser and its advisory affiliates, however, are not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if they determine that bunching or aggregating is not practicable, required or with cases involving client direction.

        Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

        The Investment Adviser may select brokers (including, without limitation, Affiliates of the Investment Adviser) that furnish the Investment Adviser, the Funds, other BlackRock client accounts or other Affiliates or personnel, directly or through correspondent relationships, with research or other appropriate services which provide, in the Investment Adviser’s view, appropriate assistance to the Investment Adviser in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer data bases; quotation equipment and services; and research-oriented computer hardware, software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other BlackRock client accounts, including in connection with BlackRock client accounts other than those that pay commissions to the broker relating to the research or other service arrangements. Such products and services may disproportionately benefit other BlackRock client accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other BlackRock client accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other BlackRock client accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Funds and to such other BlackRock client accounts. To the extent that the Investment Adviser uses soft dollars, it will not have to pay for those products and services itself. The Investment Adviser may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that the Investment Adviser receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by the Investment Adviser.

        The Investment Adviser may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services the Investment Adviser believes are useful in their investment decision-making process. The Investment Adviser may from time to time choose not to engage in the above described arrangements to varying degrees.

        BlackRock has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with BlackRock’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of BlackRock may have the effect of favoring the interests of other clients or businesses of other divisions or units of BlackRock, PNC, Merrill Lynch and/or other Affiliates, provided that BlackRock believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see “Proxy Voting Policies and Procedures.”

33

        It is also possible that, from time to time, BlackRock or any of its affiliates may, although they are not required to, purchase and hold shares of a Fund. Increasing a Fund’s assets may enhance investment flexibility and diversification and may contribute to economies of scale that tend to reduce the Fund’s expense ratio. BlackRock and its affiliates reserve the right to redeem at any time some or all of the shares of a Fund acquired for their own accounts. A large redemption of shares of a Fund by BlackRock or its affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund’s investment flexibility, portfolio diversification and expense ratio. BlackRock will consider the effect of redemptions on a Fund and other shareholders in deciding whether to redeem its shares.

        It is possible that a Fund may invest in securities of companies with which an Affiliate has or is trying to develop investment banking relationships as well as securities of entities in which BlackRock, PNC or Merrill Lynch or another Affiliate has significant debt or equity investments or in which an Affiliate makes a market. A Fund also may invest in securities of companies to which an Affiliate provides or may someday provide research coverage. Such investments could cause conflicts between the interests of a Fund and the interests of other clients of BlackRock or another Affiliate. In making investment decisions for a Fund, the Investment Adviser is not permitted to obtain or use material non-public information acquired by any division, department or Affiliate of BlackRock in the course of these activities. In addition, from time to time, the activities of Merrill Lynch or another Affiliate may limit a Fund’s flexibility in purchases and sales of securities. When Merrill Lynch or another Affiliate is engaged in an underwriting or other distribution of securities of an entity, the Investment Adviser may be prohibited from purchasing or recommending the purchase of certain securities of that entity for a Fund.

        BlackRock, PNC, Merrill Lynch, other Affiliates, their personnel and other financial service providers have interests in promoting sales of the Funds. With respect to BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel, the remuneration and profitability relating to services to and sales of the Funds or other products may be greater than remuneration and profitability relating to services to and sales of certain funds or other products that might be provided or offered. BlackRock, PNC, Merrill Lynch, other Affiliates and their sales personnel may directly or indirectly receive a portion of the fees and commissions charged to the Funds or their shareholders. BlackRock and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for other products or services, and the remuneration and profitability to BlackRock, PNC, Merrill Lynch, other Affiliates and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

        BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel may receive greater compensation or greater profit in connection with an account for which BlackRock serves as an adviser than with an account advised by an unaffiliated investment adviser. Differentials in compensation may be related to the fact that BlackRock may pay a portion of its advisory fee to the unaffiliated investment adviser, or relate to compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of BlackRock, PNC, Merrill Lynch, other Affiliates and their personnel to recommend BlackRock over unaffiliated investment advisers or to effect transactions differently in one account over another.

        BlackRock may also have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the Funds, or who engage in transactions with or for the Funds. For example, BlackRock may participate in industry and consultant sponsored conferences and may purchase educational, data related or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help BlackRock understand the consultant’s points of view on the investment management process. Consultants and other parties that provide consulting or other services to potential investors in the Funds may receive fees from BlackRock or the Funds in connection with the distribution of shares in the Funds or other BlackRock products. For example, BlackRock may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, collective trusts, or other products or services offered or managed by the Investment Adviser. BlackRock may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries,

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consultants, administrators, state and municipal personnel and other clients. BlackRock’s membership in such organizations allows BlackRock to participate in these conferences and educational forums and helps BlackRock interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, BlackRock’s personnel, including employees of BlackRock, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the Funds or that may recommend investments in the Funds. In addition, BlackRock, including the Investment Adviser, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. BlackRock’s personnel may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the Funds or other dealings with the Funds that create incentives for them to promote the Funds or certain portfolio transactions.

        To the extent permitted by applicable law, BlackRock may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote the Funds and/or other BlackRock products. In addition to placement fees, sales loads or similar distribution charges, such payments may be made out of BlackRock’s assets, or amounts payable to BlackRock rather than a separately identified charge to the Funds or other products. Such payments may compensate Intermediaries for, among other things: marketing the Funds and other products; access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; marketing support; and/or other specified services intended to assist in the distribution and marketing of the Funds and other products. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or promotions. The additional payments by BlackRock may also compensate Intermediaries for sub-accounting, administrative and/or shareholder processing services that are in addition to the fees paid for these services by such products. See also, “Purchase of Shares — Other Compensation to Selling Dealers” in this Statement of Additional Information.

        The payments made by BlackRock may be different for different Intermediaries. The presence of these payments and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend certain products based, at least in part, on the level of compensation paid.

        To the extent permitted by applicable law, a Fund may invest all or some of its short term cash investments in any money market fund advised or managed by BlackRock. In connection with any such investments, a Fund, to the extent permitted by the 1940 Act, may pay its share of expenses of a money market fund in which it invests, which may result in a Fund bearing some additional expenses.

        The Investment Adviser, its affiliates and their directors, officers and employees, may buy and sell securities or other investments for their own accounts, and may have conflicts of interest with respect to investments made on behalf of a Fund. As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers, employees and affiliates of the Investment Adviser that are the same, different from or made at different times than positions taken for the Fund. To lessen the possibility that a Fund will be adversely affected by this personal trading, the Fund and the Investment Adviser each has adopted a Code of Ethics in compliance with Section 17(j) of the Investment Company Act that restricts securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Fund’s portfolio transactions. The Code of Ethics can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 551-8090. The Code of Ethics is also available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies may be obtained, after paying a duplicating fee, by e-mail at publicinfo@sec.gov or by writing the Commission’s Public Reference Section, Washington, DC 20549-0102.

        The Investment Adviser and its affiliates will not purchase securities or other property from, or sell securities or other property to, a Fund, except that the Fund may in accordance with rules adopted under the Investment Company Act engage in transactions with accounts that are affiliated with the Fund as a result of common officers, directors, or investment advisers or pursuant to exemptive orders granted to the Funds and/or the Investment Adviser by the Commission. These transactions would be effected in circumstances in which the

35

Investment Adviser determined that it would be appropriate for the Fund to purchase and another client to sell, or the Fund to sell and another client to purchase, the same security or instrument on the same day.

        From time to time, the activities of a Fund may be restricted because of regulatory requirements applicable to BlackRock, PNC or Merrill Lynch or another Affiliate and/or BlackRock’s internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by BlackRock would not be subject to some of those considerations. There may be periods when the Investment Adviser may not initiate or recommend certain types of transactions, or may otherwise restrict or limit their advice in certain securities or instruments issued by or related to companies for which an Affiliate is performing investment banking, market making or other services or has proprietary positions. For example, when an Affiliate is engaged in an underwriting or other distribution of securities of, or advisory services for, a company, the Funds may be prohibited from or limited in purchasing or selling securities of that company. Similar situations could arise if personnel of BlackRock or its Affiliates serve as directors of companies the securities of which the Funds wish to purchase or sell. However, if permitted by applicable law, the Funds may purchase securities or instruments that are issued by such companies or are the subject of an underwriting, distribution, or advisory assignment by an Affiliate, or in cases in which personnel of BlackRock or its Affiliates are directors or officers of the issuer.

        The investment activities of one or more Affiliates for their proprietary accounts and for client accounts may also limit the investment strategies and rights of the Funds. For example, in regulated industries, in certain emerging or international markets, in corporate and regulatory ownership definitions, and in certain futures and derivative transactions, there may be limits on the aggregate amount of investment by affiliated investors that may not be exceeded without the grant of a license or other regulatory or corporate consent or, if exceeded, may cause BlackRock, the Funds or other client accounts to suffer disadvantages or business restrictions. If certain aggregate ownership thresholds are reached or certain transactions undertaken, the ability of the Investment Adviser on behalf of clients (including the Funds) to purchase or dispose of investments, or exercise rights or undertake business transactions, may be restricted by regulation or otherwise impaired. As a result, the Investment Adviser on behalf of clients (including the Funds) may limit purchases, sell existing investments, or otherwise restrict or limit the exercise of rights (including voting rights) when the Investment Adviser, in its sole discretion, deem it appropriate.

        Present and future activities of BlackRock and its Affiliates, including the Investment Adviser, in addition to those described in this section, may give rise to additional conflicts of interest.

PORTFOLIO TRANSACTIONS AND BROKERAGE

        The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees of the Trust, the Investment Adviser is primarily responsible for each Fund’s portfolio decisions and the placing of the Fund’s portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm’s general execution and operational facilities, the firm’s risk in positioning the securities involved, and the provision of supplemental investment research by the firm. Information so received will be in addition to and not in lieu of the services required to be performed by the Investment Adviser under its Investment Advisory Agreements with the Trust or Master LLC, and the expenses of the Investment Adviser will not necessarily be reduced as a result of the receipt of such supplemental information. In some cases, the Investment Adviser may use such supplemental research in providing investment advice to its other investment advisory accounts. While the Investment Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The Funds’ policy of investing in securities with short maturities will result in high portfolio turnover.

        The securities in which the Funds invest are traded primarily in the over-the-counter market. Where possible, the Funds will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. The securities in which the Funds invest are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing the Funds’ portfolio transactions will consist primarily of dealer spreads and underwriting commissions. Under the Investment Company Act of 1940, persons affiliated with

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the Funds are prohibited from dealing with the Funds as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the Securities and Exchange Commission. Since over-the-counter transactions are usually principal transactions, Merrill Lynch and its affiliates may not serve as the Funds’ dealer in connection with such transactions except pursuant to an exemptive order such as that described below. However, affiliated persons of the Funds may serve as their broker in over-the-counter transactions conducted on an agency basis. The Funds may purchase securities from an underwriting syndicate of which Merrill Lynch is a member under certain conditions in accordance with the provisions of a rule adopted under the Investment Company Act of 1940. Because of the affiliation of Merrill Lynch with the Investment Adviser, the Tax-Exempt Fund is prohibited from engaging in certain transactions involving Merrill Lynch, or subsidiaries thereof, unless such transactions are conducted pursuant to the terms of an exemptive order that has been issued by the Securities and Exchange Commission.

        The Securities and Exchange Commission has issued an exemptive order which permits the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund to conduct principal transactions with Merrill Lynch and certain affiliates in U.S. Government and Government agency securities, and certain other money market securities, subject to a number of conditions, including conditions designed to insure that the prices to these Funds available from Merrill Lynch and certain affiliates are at least as favorable as those available from other sources. Relevant affiliates of Merrill Lynch have informed the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund that they will in no way, at any time, attempt to influence or control the activities of these Funds or the Investment Adviser in placing such principal transactions. The exemptive order allows Merrill Lynch and certain affiliates to receive a dealer spread on any transaction with the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund no greater than their customary dealer spread for transactions of the type involved.

        The Securities and Exchange Commission has issued an exemptive order permitting the Tax-Exempt Fund to conduct principal transactions with Merrill Lynch in Tax-Exempt Securities and Municipal Securities with remaining maturities of one year or less that have received one of the two highest ratings from at least one of the nationally recognized rating agencies, subject to a number of conditions, including conditions designed to insure that the prices to the Tax-Exempt Fund available from Merrill Lynch are equal to or better than that available from other sources. Merrill Lynch has informed the Tax-Exempt Fund that it will in no way at any time attempt to influence or control the activities of the Tax-Exempt Fund or the Investment Adviser in placing such principal transactions. The exemptive order allows Merrill Lynch to receive a dealer spread on any transaction with the Tax-Exempt Fund no greater than their customary dealer spreads for transactions of the type involved.

        Premier Institutional Fund: During the fiscal year ended April 30, 2005, the Premier Institutional Fund engaged in 11 such transactions involving approximately $796.8 billion. During the fiscal year ended April 30, 2006, the Premier Institutional Fund engaged in 14 such transactions involving approximately $1,344.26 billion. During the fiscal year ended April 30, 2007, the Premier Institutional Fund engaged in __ such transactions involving approximately $____ million.

        Institutional Fund: During the fiscal year ended April 30, 2005, the Institutional Fund engaged in 7 such transactions involving approximately $449.5 billion. During the fiscal year ended April 30, 2006, the Institutional Fund engaged in 12 such transactions involving approximately $678.76 million. During the fiscal year ended April 30, 2007, the Institutional Fund engaged in __ such transactions involving approximately $____ million.

        Government Fund: During the fiscal year ended April 30, 2005, the Government Fund engaged in 3 such transactions involving approximately $114.77 million. During the fiscal year ended April 30, 2006, the Government Fund engaged in 5 such transactions involving approximately $89.07 million and the Fund engaged in 1 repo transaction totalling $150 million. During the fiscal year ended April 30, 2007, the Government Fund engaged in __ such transactions involving approximately $____ million.

        Treasury Fund: During the fiscal year ended April 30, 2005, the Treasury Fund engaged in 13 such transactions involving approximately $600.3 million. During the fiscal year ended April 30, 2006, the Treasury Fund engaged in 25 such transactions involving approximately $695.3 million. During the fiscal year ended April 30, 2007, the Treasury Fund engaged in __ such transactions involving approximately $____ million.

        Tax-Exempt Fund: During the fiscal year ended April 30, 2005, the Tax-Exempt Fund engaged in 98 such transactions involving approximately $3.174 billion. During the fiscal year ended April 30, 2006, the Tax-Exempt

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Fund engaged in 118 such transactions involving approximately $3.436 billion. During the fiscal year ended April 30, 2007, the Tax-Exempt Fund engaged in ___ transactions involving approximately $____ billion.

        Each Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, each Fund may retain an affiliated entity of the Investment Adviser (the “lending agent”) as the securities lending agent for a fee, including a fee based on a share of the returns on investment of cash collateral. The lending agent may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the lending agent or in registered money market funds advised by the Investment Adviser or its affiliates. For the fiscal years ended April 30, 2007, 2006 and 2005 the lending agent received no fees from the Funds.

NET ASSET VALUE

        The principal asset of each of the Premier Institutional Fund, the Institutional Fund and the Tax-Exempt Fund is its interest in its corresponding Portfolio, which will be valued at its net asset value. The net asset value per share for purposes of pricing orders for both the purchase and the redemption of shares of each Fund is determined daily on days that the New York Stock Exchange (the “Exchange”) or the Federal Reserve is open for business (except for Good Friday, Columbus Day and Veterans Day) and the bond markets are open for trading (“business day”). On any business day the Exchange closes early, and/or the Bond Market Association (“BMA”) recommends an early close, the time for determination of net asset value of the Funds will be 15 minutes following the time that each Fund determines, in its discretion, to cease accepting orders for purchases and redemptions of shares. On any business day that the Exchange does not close early and/or the BMA does not recommend that the securities markets close early, net asset value is determined as of 5:00 p.m. (Boston time) for the Premier Institutional, Institutional and Government Funds, and as of 4:00 p.m. (Boston time) for the Institutional Tax-Exempt Fund and the Treasury Fund.

        The net asset value each Fund is determined pursuant to the amortized cost method, meaning that the calculation of each Fund’s net asset value is based on a valuation of the portfolio securities held by the Fund at cost, and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security.

        In accordance with the Commission rule applicable to the valuation of its portfolio securities and consistent with certain of the Funds’ operating policies, each Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase instruments having remaining maturities of up to 397 days (13 months) and invest only in securities determined by the Trustees to be of high quality with minimal credit risks. For purposes of calculating the Tax-Exempt Fund’s dollar-weighted average portfolio maturity, the remaining maturity of a VRDN (including a Participating VRDN, is deemed to be the longer of (i) the notice period required before the Tax-Exempt Fund is entitled to receive payment of the principal amount of the VRDN upon demand, or (ii) the period required until the VRDN’s next interest rate adjustment. In addition, the Trustees have established procedures designed to stabilize, to the extent reasonably possible, each Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. Deviations of more than an insignificant amount between the net asset value calculated using market quotations and that calculated pursuant to the amortized cost method will be reported to the Trustees by BlackRock. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the affected Fund will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; or establishing a net asset value per share by using available market quotations. In addition, each of the Treasury Fund and the Tax-Exempt Fund may reduce the number of its outstanding shares by having each shareholder proportionately contribute shares to the Fund’s capital. If the number of outstanding shares of the Treasury Fund or the Tax-Exempt Fund is reduced in order to maintain a constant net asset value of $1.00 per share, the shareholders will contribute proportionately to the Fund’s capital the number of shares which represent the difference between valuation pursuant to the amortized cost method, and the market valuation of the portfolio. Each shareholder will be deemed to have agreed to such contribution by his investment in the Treasury Fund or the Tax-Exempt Fund.

        Since the net income of each Fund is determined and declared as a dividend immediately prior to each time the net asset value of the Fund is determined, the net asset value per share of each Fund normally remains at $1.00

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per share immediately after each such dividend declaration. Any increase in the value of a shareholder’s investment in any Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in his account and any decrease in the value of a shareholder’s investment is reflected by a decrease in the number of shares in his account.

DIVIDENDS

        All, or substantially all, of each Fund’s net income is declared as dividends daily. Each Fund will distribute net investment income, if any, daily and net realized capital gains, if any, at least annually. Income dividends are reinvested monthly and capital gain dividends are reinvested at least annually in the form of additional shares at net asset value or, at the shareholder’s option, paid in cash.

        Each Fund’s net income for dividend purposes is determined daily. On any business day, such determination will be made immediately prior to the determination of net asset value as of 4:00 p.m. (Boston time) for the Tax-Exempt and Treasury Funds, and as of 5:00 p.m. (Boston time) for the Premier Institutional Fund, Institutional Fund and Government Fund. Immediately after such determination, each Fund will declare a dividend payable to shareholders of record either: (a) at 12:00 Noon (Boston time) for the Tax-Exempt Fund, 2:00 p.m. (Boston time) for the Treasury Fund or 5:00 p.m. (Boston time) for the Premier Institutional Fund, Institutional Fund and Government Fund on any business day the Exchange does not close early, or if the Exchange closes early and/or the BMA recommends that the securities markets close early, at such closing time or (b) at the previous close of business on the New York Stock Exchange on any day that is not a business day or on Good Friday, Columbus Day and Veteran’s Day. Net income of the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund (from the time of the immediately preceding determination thereof) will consist of interest accrued or discount earned (including both original issue and market discount), less the estimated expenses of the Fund (including the fee payable to BlackRock applicable to that dividend period). If an order to purchase shares of the Tax-Exempt Fund is received after 12:00 Noon (Boston Time), or after 2:00 p.m. (Boston Time), for the Treasury Fund and prior to the close of the Exchange (including early closings), the order will become effective on that day, but dividends will not be earned until the next business day. For the Premier Institutional, the Institutional or the Government Funds, if an order is received after 5:00 p.m. (Boston Time) it will not become effective, and dividends will not be earned, until the next business day.

        Net income of the Tax-Exempt Fund (from the time of the immediately preceding determination thereof) consists of interest accrued and/or original issue discount earned, less amortization of premiums and the estimated expenses of the Tax-Exempt Fund (including the fees payable to BlackRock applicable to that dividend period). The amount of discount or premium on portfolio securities is fixed at the time of their purchase and consists of the difference between the purchase price for such securities and the principal amount of such securities.

        Realized gains and losses are reflected in each Fund’s net asset value and are not included in income.

        Each Fund intends to use its best efforts to maintain its net asset value at $1.00 per share. As a result of a significant expense or realized or unrealized loss, it is possible that a Fund’s net asset value may fall below $1.00 per share.

        Should any Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately that Fund’s income for a particular period, the Trustees would at that time consider whether to adhere to the present dividend policy described or to revise it in the light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder’s receiving no dividends for the period during which he held his shares and in his receiving upon redemption a price per share lower than that which he paid.

        Shareholders may receive their dividends in cash monthly by completing the appropriate section of the Account Application contained in the Prospectus for the applicable Fund. Such dividends will be paid by check within seven days after the end of each month. The election to receive cash dividends may be made at the time of purchase of Fund shares or at any time subsequent thereto by giving written notice to State Street Bank. To be effective with respect to a particular monthly dividend, such written notice must be received by State Street Bank

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at least seven days prior to the end of the month. Dividends are taxable to shareholders whether distributed in cash or reinvested in additional shares. See “Taxes.”

        State Street Bank, the Transfer Agent, will send each shareholder a monthly statement showing the total number of shares owned as of the last day of the month, as well as the current month’s and year to date dividends paid in terms of total cash distributed and, for those shareholders who have dividends reinvested, the number of shares acquired through the reinvestment dividends.

TAXES

Federal

        General: Each Fund intends to qualify for tax treatment as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). As long as a Fund so qualifies, the Fund (but not its shareholders) will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains which is distributed to shareholders. Each Fund intends to distribute substantially all of such income. If, in any taxable year, a Fund fails to qualify as a RIC under the Code, such Fund would be taxed in the same manner as an ordinary corporation and all distributions from earnings and profits (as determined under U.S. Federal income tax principles) to its shareholders would be taxable as ordinary dividend income eligible for the maximum 15% tax rate for non-corporate shareholders and the dividends-received deduction for corporate shareholders. However, distributions from the Tax-Exempt Fund that are derived from income on tax-exempt obligations, as defined herein, would no longer qualify for treatment as exempt interest.

        Each Fund is treated as a separate corporation for Federal income tax purposes, and therefore is considered to be a separate entity in determining its treatment under the rules for RICs. Losses in one Fund do not offset gains in another, and the requirements (other than certain organizational requirements) for qualifying for RIC status will be determined at the level of the individual series.

        Some shareholders may be subject to a 31% withholding on reportable dividends, and redemption payments (“backup withholding”). Generally, non-corporate shareholders for whom a taxpayer identification number is not on file with the applicable Fund or who, to the Fund’s knowledge, have furnished an incorrect number will be subject to backup withholding. When establishing an account, an investor must certify under penalties of perjury that such number is correct and that he is not subject to backup withholding.

        The Code imposes a 4% nondeductible excise tax on a regulated investment company, such as a Fund, if it does not pay dividends to its shareholders during the calendar year in an amount equal to at least 98% of the Fund’s net investment income, with certain adjustments, for such calendar year, plus at least 98% of the Fund’s capital gain net income for the one-year period ending, as a general rule, by October 31 of such calendar year.

        For this purpose, any income or gain retained by a Fund that is subject to corporate income tax will be treated as having been distributed at year-end. In addition, an amount equal to any undistributed net investment income or capital gain net income from the previous calendar year must also be paid as dividends to avoid the excise tax. The excise tax is imposed on the amount by which a Fund does not meet the foregoing dividend requirements. While each Fund intends to pay dividends in the manner necessary to avoid imposition of the 4% excise tax, there can be no assurance that sufficient amounts of taxable income and gain will be paid as dividends to avoid imposition of the tax. The excise tax will not generally apply to the tax-exempt income of a regulated investment company such as the Tax-Exempt Fund that pays exempt-interest dividends.

        Any dividend declared by any Fund in October, November or December of any year and made payable to shareholders of record on a specified date in that month will be deemed to be received by such shareholders on December 31 of such year and to be paid by a Fund not later than December 31 of that year if actually paid during the following January. Accordingly, these dividends will be taxable to shareholders in the year declared and not in the year in which shareholders actually receive the dividend.

        Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund: Dividends will be taxable to shareholders of the Premier Institutional Fund, Institutional Fund, Government Fund and Treasury Fund as ordinary income, except for (a) such portions as may exceed a shareholder’s ratable share of the applicable Fund’s earnings and profits as determined for tax purposes (which may differ from net income for

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book purposes), which excess will be applied against and reduce the shareholder’s cost or other tax basis for his shares and (b) amounts representing dividends of realized net long-term capital gains, if any. If the amount described in (a) above were to exceed the shareholder’s cost or other tax basis for his shares, the excess over such basis would be treated as gain from the sale or exchange of such shares. Dividends are taxable as described herein, whether received in cash or reinvested in additional shares of the applicable Fund.

        Tax-Exempt Fund: The Tax-Exempt Fund has elected to qualify to pay “exempt-interest” dividends as defined in Section 852(b)(5) of the Code. Under that section, if at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations exempt from Federal income tax (“tax-exempt obligations”), pursuant to Section 103(a) of the Code (relating to obligations of a state, territory, or a possession of the United States, or any political subdivision of any of the foregoing, or of the District of Columbia), the Tax-Exempt Fund will be qualified to pay exempt-interest dividends to its shareholders. Exempt-interest dividends are dividends or any part thereof (other than any short- or long-term capital gain distributions) paid by the Tax-Exempt Fund that are attributable to interest on tax-exempt obligations and designated by the Fund as exempt-interest dividends in a written notice mailed to the Fund’s shareholders within 60 days after the close of its taxable year. To the extent that the dividends distributed to any of the Tax-Exempt Fund’s shareholders are derived from interest income excludable from gross income for Federal income tax purposes under Code Section 103(a) and are properly designated as exempt-interest dividends, they will be excludable from a shareholder’s gross income for Federal income tax purposes. Exempt-interest dividends are included, however, in determining the portion, if any, of a shareholder’s social security benefits and railroad retirement benefits subject to Federal income taxes. Interest on indebtedness incurred or continued to purchase or carry shares of RICs paying exempt-interest dividends, such as the Tax-Exempt Fund, will not be deductible by a shareholder for Federal income tax purposes to the extent attributable to exempt-interest dividends. Shareholders are advised to consult their tax advisers with respect to whether exempt-interest dividends retain the exclusion under Code Section 103(a) if a shareholder would be treated as a “substantial user” or “related person” under Code Section 147(a) with respect to property financed with the proceeds of an issue of private activity bonds, if any, held by the Tax-Exempt Fund.

        All or a portion of the Tax-Exempt Fund’s gain from the sale or redemption of tax-exempt obligations purchased at a market discount will be treated as ordinary income rather than capital gain. This rule may increase the amount of ordinary income dividends received by shareholders. Any loss upon the sale or exchange of Fund shares held for six months or less will be disallowed to the extent of any exempt-interest dividends received on such shares by a shareholder. In addition, any such loss that is not disallowed under the rule stated above will be treated as long-term capital loss to the extent of any capital gain dividends received on such shares by a shareholder.

        The Code subjects interest received on certain otherwise tax-exempt securities to a Federal alternative minimum tax. The Federal alternative minimum tax applies to interest received on certain private activity bonds issued after August 7, 1986. Private activity bonds are bonds which, although tax-exempt, are used for purposes other than those generally performed by governmental units and which benefit non-governmental entities (e.g., bonds used for industrial development or housing purposes). Income received on such bonds is classified as an item of “tax preference,” which could subject certain investors in such bonds, including shareholders of a Fund, to a Federal alternative minimum tax. The Tax-Exempt Fund may purchase such private activity bonds and will report to shareholders within 60 days after calendar year-end the portion of its dividends declared during the year which constitutes an item of tax preference for alternative minimum tax purposes. The Code further provides that corporations are subject to a Federal alternative minimum tax based, in part, on certain differences between taxable income as adjusted for other tax preferences and the corporation’s “adjusted current earnings,” which more closely reflect a corporation’s economic income. Because an exempt-interest dividend paid by the Tax-Exempt Fund will be included in adjusted current earnings, a corporate shareholder may be required to pay alternative minimum tax on exempt-interest dividends paid by the Fund.

        Exempt-interest dividends paid by the Tax-Exempt Fund, whether or not attributable to private activity bonds, may increase a corporate shareholder’s alternative minimum taxable income. In addition, the payment of exempt-interest dividends may increase a corporate shareholder’s liability for the environmental tax imposed on a corporation’s alternative minimum taxable income (computed without regard to either the alternative tax net operating loss deduction or the environmental tax deduction). The environmental tax, which is imposed at a rate of $12 per $10,000 (0.12%) of alternative minimum taxable income in excess of $2,000,000, is imposed even if

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the corporation is not required to pay an alternative minimum tax because the corporation’s regular income tax liability exceeds its minimum tax liability.

        The Code requires that every person required to file a tax return must disclose on that return the amount of exempt-interest dividends received from the Tax-Exempt Fund during the taxable year. The disclosure of this amount is for informational purposes only. In addition, the Code provides that with respect to a shareholder who receives exempt-interest dividends on shares held for less than six months, any loss on the sale or exchange of such shares will, to the extent of the amount of such exempt-interest dividends, be disallowed.

Massachusetts Income Tax

        Under present Massachusetts law, a Fund will not be subject to any Massachusetts income taxation during any fiscal year in which such Fund qualifies as a Massachusetts business trust. A Fund might be subject to Massachusetts income taxes for any taxable year in which it did not so qualify.

Other Taxes

        Depending upon the extent of the Tax-Exempt Fund’s activities in those states and localities in which its offices are maintained or in which its agents or independent contractors are located, the Tax-Exempt Fund may be subject to the tax laws of such states or localities. In addition, the exemption of interest income for federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of individual states and local taxing authorities vary with respect to the taxation of such interest income, and each holder of shares of the Tax-Exempt Fund is advised to consult his own tax adviser in that regard. The Tax-Exempt Fund will report annually the percentage of interest income it received during the preceding year on tax-exempt obligations, indicating, on a state-by-state basis, the source of such income. Under state or local law, dividends of net investment income may be taxable to shareholders as dividend income even though a portion of such dividends may be derived from interest on U.S. Government obligations which, if realized directly, would be exempt from such income taxes. Shareholders are advised to consult their tax advisors concerning the application of state and local taxes.

DISTRIBUTORS

        The Trust has entered into a Distribution Agreement with respect to each Fund (the “Distribution Agreements”) with FAMD and BDI, each an affiliate of BlackRock, Inc. Pursuant to the terms of each Distribution Agreement, FAMD and BDI serve as principal underwriters and distributors of the applicable Fund’s shares, and in that capacity makes a continuous offering of that Fund’s shares and bears the costs and expenses of printing and distributing any copies of any prospectuses and annual and interim reports of the Fund (after such items have been prepared and set in type) that are used in connection with the offering of shares to selected dealers or investors, and the costs and expenses of preparing, printing and distributing any other literature used by FAMD and BDI or furnished by each for use by selected dealers in connection with the offering of the shares for sale to the public. There will be no fee payable by any Fund pursuant to the Distribution Agreements. There is no sales or redemption charge. The continuance of a Distribution Agreement must be approved in the same manner as the Investment Advisory Agreements, and each Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by the Board of Trustees of the Trust or by vote of a majority of the applicable Fund’s outstanding shares on 60 days’ written notice to FAMD and BDI, and by FAMD and BDI on 90 days’ written notice to the Trust.

YIELD INFORMATION

        Each Fund normally computes its annualized yield by determining the net change for a seven-day base period, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by 365 and then dividing by seven with the resulting yield figure carried to at least the nearest hundredth of one percent. Under this calculation, the yield does not reflect realized and unrealized gains and losses on portfolio securities. The Securities and Exchange Commission also permits the calculation of a standardized effective or compounded yield. This is computed by compounding the unannualized base period return which is done by adding one to the

42

base period return, raising the sum to a power equal to 365 divided by seven and subtracting one from the result. This compounded yield calculation also excludes realized or unrealized gains or losses on portfolio securities.

        The yield on shares of each Fund normally will fluctuate on a daily basis. Therefore, the yield for any given past period is not an indication or representation by the applicable Fund of future yields or rates of return on its shares. The yield is affected by changes in interest rates on short-term securities, average portfolio maturity, the types and quality of portfolio securities held, and operating expenses.

        The Fund may provide information designed to help investors understand how the Fund is seeking to achieve its investment objectives. This may include information about past, current or possible economic, market, political, or other conditions, descriptive information on general principles of investing such as asset allocation, diversification and risk tolerance, discussion of the Fund’s portfolio composition, investment philosophy, strategy or investment techniques, comparisons of the Fund’s performance or portfolio composition to that of other funds or types of investments, indices relevant to the comparison being made or to a hypothetical or model portfolio. The Fund may also quote various measures of volatility and benchmark correlation in advertising and other materials, and may compare these measures to those of other funds or types of investments.

PROXY VOTING POLICIES AND PROCEDURES

        Each Fund’s Board of Trustees has delegated to the Investment Adviser authority to vote all proxies relating to the Fund’s portfolio securities. The Investment Adviser has adopted policies and procedures (the “Proxy Voting Procedures”) with respect to the voting of proxies related to the portfolio securities held in the account of one or more of its clients, including a Fund. Pursuant to these Proxy Voting Procedures, the Investment Adviser’s primary objective when voting proxies is to make proxy voting decisions solely in the best interests of each Fund and its shareholders, and to act in a manner that the Investment Adviser believes is most likely to enhance the economic value of the securities held by the Fund. The Proxy Voting Procedures are designed to ensure that the Investment Adviser considers the interests of its clients, including each Fund, and not the interests of the Investment Adviser, when voting proxies and that real (or perceived) material conflicts that may arise between the Investment Adviser’s interest and those of the Investment Adviser’s clients are properly addressed and resolved.

        In order to implement the Proxy Voting Procedures, the Investment Adviser has formed a Proxy Voting Committee (the “Committee”). The Committee, a subcommittee of the Investment Adviser’s Equity Investment Policy Oversight Committee (“EIPOC”) is comprised of a senior member of the Investment Adviser’s equity management group who is also a member of EIPOC, one or more other senior investment professionals appointed by EIPOC, portfolio managers and investment analysts appointed by EIPOC and any other personnel EIPOC deems appropriate. The Committee will also include two non-voting representatives from the Investment Adviser’s Legal Department appointed by the Investment Adviser’s General Counsel. The Committee’s membership shall be limited to full-time employees of the Investment Adviser. No person with any investment banking, trading, retail brokerage or research responsibilities for the Investment Adviser’s affiliates may serve as a member of the Committee or participate in its decision making (except to the extent such person is asked by the Committee to present information to the Committee on the same basis as other interested knowledgeable parties not affiliated with the Investment Adviser might be asked to do so). The Committee determines how to vote the proxies of all clients, including a Fund, that have delegated proxy voting authority to the Investment Adviser and seeks to ensure that all votes are consistent with the best interests of those clients and are free from unwarranted and inappropriate influences. The Committee establishes general proxy voting policies for the Investment Adviser and is responsible for determining how those policies are applied to specific proxy votes, in light of each issuer’s unique structure, management, strategic options and, in certain circumstances, probable economic and other anticipated consequences of alternate actions. In so doing, the Committee may determine to vote a particular proxy in a manner contrary to its generally stated policies. In addition, the Committee will be responsible for ensuring that all reporting and recordkeeping requirements related to proxy voting are fulfilled.

        The Committee may determine that the subject matter of a recurring proxy issue is not suitable for general voting policies and requires a case-by-case determination. In such cases, the Committee may elect not to adopt a specific voting policy applicable to that issue. The Investment Adviser believes that certain proxy voting issues require investment analysis – such as approval of mergers and other significant corporate transactions – akin to

43

investment decisions, and are, therefore, not suitable for general guidelines. The Committee may elect to adopt a common position for the Investment Adviser on certain proxy votes that are akin to investment decisions, or determine to permit the portfolio manager to make individual decisions on how best to maximize economic value for a Fund (similar to normal buy/sell investment decisions made by such portfolio managers). While it is expected that the Investment Adviser will generally seek to vote proxies over which the Investment Adviser exercises voting authority in a uniform manner for all the Investment Adviser’s clients, the Committee, in conjunction with a Fund’s portfolio manager, may determine that the Fund’s specific circumstances require that its proxies be voted differently.

        To assist the Investment Adviser in voting proxies, the Committee has retained Institutional Shareholder Services (“ISS”). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided to the Investment Adviser by ISS include in-depth research, voting recommendations (although the Investment Adviser is not obligated to follow such recommendations), vote execution, and recordkeeping. ISS will also assist the Fund in fulfilling its reporting and recordkeeping obligations under the Investment Company Act.

        The Investment Adviser’s Proxy Voting Procedures also address special circumstances that can arise in connection with proxy voting. For instance, under the Proxy Voting Procedures, the Investment Adviser generally will not seek to vote proxies related to portfolio securities that are on loan, although it may do so under certain circumstances. In addition, the Investment Adviser will vote proxies related to securities of foreign issuers only on a best efforts basis and may elect not to vote at all in certain countries where the Committee determines that the costs associated with voting generally outweigh the benefits. The Committee may at any time override these general policies if it determines that such action is in the best interests of a Fund.

        From time to time, the Investment Adviser may be required to vote proxies in respect of an issuer where an affiliate of the Investment Adviser (each, an “Affiliate”), or a money management or other client of the Investment Adviser, including investment companies for which the Investment Adviser provides investment advisory, administrative and/or other services (each, a “Client”) is involved. The Proxy Voting Procedures and the Investment Adviser’s adherence to those procedures are designed to address such conflicts of interest. The Committee intends to strictly adhere to the Proxy Voting Procedures in all proxy matters, including matters involving Affiliates and Clients. If, however, an issue representing a non-routine matter that is material to an Affiliate or a widely known Client is involved such that the Committee does not reasonably believe it is able to follow its guidelines (or if the particular proxy matter is not addressed by the guidelines) and vote impartially, the Committee may, in its discretion for the purposes of ensuring that an independent determination is reached, retain an independent fiduciary to advise the Committee on how to vote or to cast votes on behalf of the Investment Adviser’s clients.

        In the event that the Committee determines not to retain an independent fiduciary, or it does not follow the advice of such an independent fiduciary, the Committee may pass the voting power to a subcommittee, appointed by EIPOC (with advice from the Secretary of the Committee), consisting solely of Committee members selected by EIPOC. EIPOC shall appoint to the subcommittee, where appropriate, only persons whose job responsibilities do not include contact with the Client and whose job evaluations would not be affected by the Investment Adviser’s relationship with the Client (or failure to retain such relationship). The subcommittee shall determine whether and how to vote all proxies on behalf of the Investment Adviser’s clients or, if the proxy matter is, in their judgment, akin to an investment decision, to defer to the applicable portfolio managers, provided that, if the subcommittee determines to alter the Investment Adviser’s normal voting guidelines or, on matters where the Investment Adviser’s policy is case-by-case, does not follow the voting recommendation of any proxy voting service or other independent fiduciary that may be retained to provide research or advice to the Investment Adviser on that matter, no proxies relating to the Client may be voted unless the Secretary, or in the Secretary’s absence, the Assistant Secretary of the Committee concurs that the subcommittee’s determination is consistent with the Investment Adviser’s fiduciary duties.

        In addition to the general principles outlined above, the Investment Adviser has adopted voting guidelines with respect to certain recurring proxy issues that are not expected to involve unusual circumstances. These policies are guidelines only, and the Investment Adviser may elect to vote differently from the recommendation

44

set forth in a voting guideline if the Committee determines that it is in a Fund’s best interest to do so. In addition, the guidelines may be reviewed at any time upon the request of a Committee member and may be amended or deleted upon the vote of a majority of Committee members present at a Committee meeting at which there is a quorum.

        The Investment Adviser has adopted specific voting guidelines with respect to the following proxy issues:

•	Proposals related to the composition of the board of directors of issuers other than investment companies. As a general matter, the Committee believes that a company’s board of directors (rather than shareholders) is most likely to have access to important, nonpublic information regarding a company’s business and prospects, and is, therefore, best-positioned to set corporate policy and oversee management. The Committee, therefore, believes that the foundation of good corporate governance is the election of qualified, independent corporate directors who are likely to diligently represent the interests of shareholders and oversee management of the corporation in a manner that will seek to maximize shareholder value over time. In individual cases, the Committee may look at a nominee’s number of other directorships, history of representing shareholder interests as a director of other companies or other factors, to the extent the Committee deems relevant.
•	Proposals related to the selection of an issuer’s independent auditors. As a general matter, the Committee believes that corporate auditors have a responsibility to represent the interests of shareholders and provide an independent view on the propriety of financial reporting decisions of corporate management. While the Committee will generally defer to a corporation’s choice of auditor, in individual cases, the Committee may look at an auditors’ history of representing shareholder interests as auditor of other companies, to the extent the Committee deems relevant.
•	Proposals related to management compensation and employee benefits. As a general matter, the Committee favors disclosure of an issuer’s compensation and benefit policies and opposes excessive compensation, but believes that compensation matters are normally best determined by an issuer’s board of directors, rather than shareholders. Proposals to “micro-manage” an issuer’s compensation practices or to set arbitrary restrictions on compensation or benefits will, therefore, generally not be supported.
•	Proposals related to requests, principally from management, for approval of amendments that would alter an issuer’s capital structure. As a general matter, the Committee will support requests that enhance the rights of common shareholders and oppose requests that appear to be unreasonably dilutive.
•	Proposals related to requests for approval of amendments to an issuer’s charter or by-laws. As a general matter, the Committee opposes poison pill provisions.
•	Routine proposals related to requests regarding the formalities of corporate meetings.
•	Proposals related to proxy issues associated solely with holdings of investment company shares. As with other types of companies, the Committee believes that a fund’s board of directors (rather than its shareholders) is best positioned to set fund policy and oversee management. However, the Committee opposes granting boards of directors authority over certain matters, such as changes to a fund’s investment objective, which the Investment Company Act envisions will be approved directly by shareholders.
•	Proposals related to limiting corporate conduct in some manner that relates to the shareholder’s environmental or social concerns. The Committee generally believes that annual shareholder meetings are inappropriate forums for discussion of larger social issues, and opposes shareholder resolutions “micromanaging” corporate conduct or requesting release of information that would not help a shareholder evaluate an investment in the corporation as an economic matter. While the Committee is generally supportive of proposals to require corporate disclosure of matters that seem relevant and material to the economic interests of shareholders, the Committee is generally not supportive of proposals to require disclosure of corporate matters for other purposes.

        Information about how a Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12 month period ended June 30 is available without charge (1) at www.blackrock.com and (2) on the Commission’s web site at http://www.sec.gov.

45

GENERAL INFORMATION

        The Merrill Lynch Funds For Institutions Series is a business trust organized on May 7, 1987 under the laws of Massachusetts. The Trust is an open-end management investment company comprised of separate Series, each of which is a separate portfolio offering shares to selected groups of purchasers. The Trustees are authorized to create an unlimited number of Series and, with respect to each Series, to issue an unlimited number of full and fractional shares of beneficial interest, $.10 par value per share, and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Series. The Trust is presently comprised of five series. Shareholder approval is not required for the authorization of additional Series of the Trust.

        At the date of this Statement of Additional Information, each Fund offers one class of shares. All shares of each Fund have equal voting rights. The Trustees of the Trust may classify and reclassify the shares of any Series into additional or other classes at a future date.

        Each issued and outstanding share of a Series is entitled to one vote and to participate equally in dividends and distributions with respect to that Series and, upon liquidation or dissolution of the Series, in the net assets of such Series remaining after satisfaction of outstanding liabilities. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Shareholders may, in accordance with the terms of the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Also, the Trust will be required to call a special meeting of shareholders in accordance with the requirements of the Investment Company Act to seek approval of new management and advisory arrangements, of a material increase in distribution fees or a change in the fundamental policies, objectives or restrictions of a Series.

        The obligations and liabilities of a particular Series are restricted to the assets of that Series and do not extend to the assets of the Trust generally. The shares of each Series, when issued, will be fully paid and nonassessable, have no preference, preemptive, conversion, exchange or similar rights and will be freely transferable. Redemption and conversion privileges are as set forth elsewhere herein and in the prospectus. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees if they choose to do so and in such event the holders of the remaining shares would not be able to elect any Trustees. No amendments may be made to the Declaration of Trust, other than amendments necessary to conform the Declaration to certain laws or regulations, to change the name of the Trust, or to make certain non-material changes, without the affirmative vote of a majority of the outstanding shares of the Trust, or of the affected Series or class, as applicable.

        The Declaration of Trust establishing the Trust, a copy of which, together with all amendments thereto (the “Declaration”) is on file in the office of the Secretary of the Commonwealth of Massachusetts, provides that the name “Merrill Lynch Funds For Institutions Series” refers to the Trustees under the Declaration collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability; nor shall resort be had to their private property for the satisfaction of any obligation or claim of the Trust, but the “Trust Property” only shall be liable. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the trust’s obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

        Each of the Premier Institutional Fund, the Institutional Fund and the Tax-Exempt Fund is a “feeder” fund that invests in a corresponding Portfolio of the Master LLC. Investors in each such Fund have an indirect interest in the corresponding Portfolio. Each Portfolio accepts investments from other feeder funds, and all of the feeders of a Portfolio bear the Portfolio’s expenses in proportion to their assets. This structure may enable each such Fund to reduce costs through economies of scale. A larger investment portfolio may also reduce certain transaction costs to the extent that contributions to and redemptions from a Portfolio from different feeders may offset each other and produce a lower net cash flow. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same Portfolio on more attractive terms, or could experience better performance, than another feeder.

46

        Effective June 15, 2007 the Master LLC is organized as a Delaware limited liability company. Prior to June 15, 2007, the Master LLC was organized as a Delaware statutory trust. Whenever a Portfolio holds a vote of its feeder funds, the corresponding Fund will hold a meeting of its shareholders and will cast its vote as instructed by the Fund’s shareholders. Smaller feeder funds may be harmed by the actions of larger feeder funds. For example, a larger feeder fund could have more voting power than a Fund over the operations of the corresponding Portfolio. A Fund may withdraw from the corresponding Portfolio at any time and may invest all of its assets in another pooled investment vehicle or retain an investment adviser to manage the Fund’s assets directly.

Independent Registered Public Accounting Firm

        Deloitte & Touche LLP, 200 Berkeley Street, Boston, Massachusetts 02116, is the independent registered public accounting firm for the Trust and the Master LLC.

Accounting Services Provider, Custodian, Transfer Agent and Dividend Disbursing Agent

        State Street Bank and Trust Company, P.O. Box 8118, Boston, Massachusetts 02266, is each Fund’s Custodian, Transfer Agent and Dividend Disbursing Agent. It also maintains each Fund’s accounting records at 1776 Heritage Dive, North Quincy, Massachusetts 02171.

Distributors

        BlackRock Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406, and FAM Distributors, Inc., One Financial Center, 23rd Floor, Boston, Massachusetts 02111, are the Fund’s distributors.

Investment Adviser and Administrator

        BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809, is the investment adviser of each Fund.

Sub-Adviser

        BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809, is the sub-adviser of each Fund.

Legal Counsel

        Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019-6099, is counsel for each Fund.

Shareholder Inquiries

        Shareholder inquires may be addressed to the Fund at the address or telephone number set forth on the cover page of this Statement of Additional Information.

Additional Information

        The Prospectus and this Statement of Additional Information do not contain all the information set forth in the Registration Statement and the exhibits relating thereto, which the Fund has filed with the Securities and Exchange Commission, Washington, D.C., under the Securities Act and the Investment Company Act, to which reference is hereby made.

        ML & Co. has granted the Fund the right to use the “Merrill Lynch” name and has reserved the right to withdraw its consent to the use of such name by the Fund at any time or to grant the use of such name to any other company, and the Fund has granted ML & Co. under certain conditions, the use of any other name it might assume in the future, with respect to any corporation organized by ML & Co.

47

        To the knowledge of the Trust, as of August 20, 2007, the following were the only shareholders of record of 5% or more of the outstanding shares of any Fund:

        MLPF&S Inc. For The Sole Benefit of Its Customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246-6484, owning 5,361,009,506.01 shares of beneficial interest of Merrill Lynch Premier Institutional Fund representing 24.8% of the Fund, MLPF&S Inc., Trade House Account Class A, Attn: Reconciliation Team, 4800 Deer Lake Drive East, Jacksonville, FL 32246-6484, owning 1,337,070,435.88 shares of beneficial interest of Merrill Lynch Premier Institutional Fund representing 6.2% of the Fund, MLPF&S Inc. For The Sole Benefit of Its Customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246-6484, owning 15,955,865,791.08 shares of beneficial interest of Merrill Lynch Institutional Fund representing 70.5% of the Fund, MLPF&S Inc. For The Sole Benefit Of Its Customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246-6484, owning 670,883,146.61 shares of beneficial interest of Merrill Lynch Government Fund representing 19.3% of the Fund, Government Employees Insurance, Attn: Plaza Investment Managers, Geico Plaza, Washington, DC 20076-0001, owning 418,961,798.23 shares of beneficial interest of Merrill Lynch Government Fund representing 12.1% of the Fund, MLPF&S Inc., Trade House Account Class A, Attn: Reconciliation Team, 4800 Deer Lake Drive East, Jacksonville, FL 32246-6484, owning 265,979,721.44 shares of beneficial interest of Merrill Lynch Government Fund representing 7.7% of the Fund, MLPF&S Inc. For The Sole Benefit of Its Customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246-6484, owning 1,324,048,840.60 shares of beneficial interest of Merrill Lynch Treasury Fund representing 48.3% of the Fund, MLPF&S Inc. For The Sole Benefit of Its Customers, 4800 Deer Lake Drive East, Jacksonville, FL 32246-6484, owning 13,003,102,109.18 shares of beneficial interest of Merrill Lynch Institutional Tax-Exempt Fund representing 72.0% of the Fund, Vmware, 3401 Hillview Avenue, Palo Alto, CA 94304-1320, owning 913,019,750.00 shares of beneficial interest of Merrill Lynch Institutional Tax-Exempt Fund representing 5.1% of the Fund.

FINANCIAL STATEMENTS

        Audited financial statements of each Fund and each corresponding Portfolio, including the report of the independent registered public accounting firm, are incorporated in this Statement of Additional Information by reference to the Funds’ 2007 Annual Report to shareholders.

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Appendix A

Commercial Paper, Bank Money Instruments and Corporate Bond Ratings

        Commercial Paper and Bank Money Instruments. Commercial paper with the greatest capacity for timely payment is rated A by Standard & Poor’s (“S&P”). Issues within this category are further redefined with designations 1, 2 and 3 to indicate the relative degree of safety; A1, the highest of the three, indicates the degree of safety is either overwhelming or very strong; A2 indicates that capacity for timely repayment is satisfactory. A-3 indicates that capacity for timely payment is adequate, however, they are more vulnerable to the adverse changes of circumstances than obligations rated A-1 or A-2.

        Moody’s Investors Service (“Moody’s”) employs the designations of Prime-1, Prime-2 and Prime-3 to indicate the relative capacity of the rated issuers to repay punctually. Prime-1 issues have a superior capacity for repayment. Prime-2 issues have a strong capacity for repayment, but to a lesser degree than Prime-1. Prime-3 issues have an acceptable capacity for repayment.

        Fitch Ratings (“Fitch”) employs the rating F-1 to indicate issues regarded as having the strongest capacity for timely payment. The rating F-2 indicates a satisfactory capacity for timely payment. The rating F3 indicates an adequate capacity for timely payment. The margin of safety is not as great as indicated by the F1+ and F1 categories.

        Corporate Bonds. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

        Bonds rated Aaa by Moody’s are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because the margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

        Bonds rated AAA by Fitch are considered to be investment grade and of the highest quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

Ratings of Tax-Exempt Securities and Short-Term Tax-Exempt Obligations

        Set forth below are descriptions of the two highest ratings of Moody’s, S&P and Fitch for Tax-Exempt Securities and short-term tax-exempt obligations. Ratings for commercial paper have been included since certain of the obligations which the Tax-Exempt Fund is authorized to purchase have characteristics of commercial paper and have been rated as such by Moody’s and S&P.

Descriptions of Moody’s Ratings

        Aaa — Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Aa — Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-1

        Short-Term Notes. The two highest ratings of Moody’s for short-term notes are MIG-1 and MIG-2; MIG-1 denotes “best quality, enjoying strong protection from established cash flows”; MIG-2 denotes “high quality” with “ample margins of protection.”

        Variable Rate Demand Obligations. Moody’s has separate rating categories for variable rate demand obligations (“VRDOs”). VRDOs will receive two ratings. The first rating, depending of the maturity of the VRDO, will be assigned either a bond or MIG rating which represents an evaluation of the risk associated with scheduled principal and interest payments. The second rating, designated as “VMIG,” represents an evaluation of the degree of risk associated with the demand feature. The VRDO demand feature ratings symbols are:

VMIG 1: strong protection by established cash flows, superior liquidity support, demonstrated access to the market for refinancing.

VMIG 2: ample margins of protection, high quality.

VMIG 3: favorable quality, liquidity and cash flow protection may be narrow, market access for refinancing may be less well established.

        Commercial Paper: The highest rating of Moody’s for commercial paper is Prime-1. Issuers rated Prime-1 are judged to be of the highest quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Currently liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long-term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

Description of S&P Ratings

        AAA — This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

        AA — Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

        Short-Term Notes. S&P has a separate rating category with respect to certain municipal note issues with a maturity of less than three years. The note ratings and symbols are:

SP-1 A very strong, or strong, capacity to pay principal and interest. Issues that possess overwhelming safety characteristics will be given a “+” designation.

SP-2 A satisfactory capacity to pay principal and interest.

SP-3 A speculative capacity to pay principal and interest.

        S&P may continue to rate note issues with a maturity greater than three years in accordance with the same rating scale currently employed for municipal bond ratings.

        Commercial Paper: S&P highest rating for commercial paper is A-1. This designation indicates the degree of safety regarding timely payment as either overwhelming or very strong. Those issues determined to have overwhelming safety characteristics will be designated with a plus (+) sign designation.

Description of Fitch’s Ratings

        Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer’s future financial strength and credit quality. Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

A-2

        Fitch employs the rating F-1+ to indicate short-term debt issues regarded as having the strongest degree of assurance for timely payment. The rating F-1 reflects an assurance of timely payment only slightly less in degree than issues rated F-1+. The rating F-2 indicates a satisfactory degree of assurance for timely payment, although the margin of safety is not as great as indicated by the F-1+ and F-1 categories.

A-3

PART C. OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number			Description
1	(a)	—	Declaration of Trust, as amended, with Form of Amendment dated December 11, 1989 (incorporated by reference to Exhibit 1 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
	(b)	—	Establishment and Designation of Merrill Lynch Institutional Fund and Merrill Lynch Government Fund as separate series of Merrill Lynch Funds For Institutions Series, dated June 18, 1990 (incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
	(c)	—	Establishment and Designation of Merrill Lynch Institutional Tax-Exempt Fund as a separate series of Merrill Lynch Funds For Institutions Series, dated February 16, 1994 (incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 10 of Registrant’s Registration Statement on Form N-14 (File No. 33-14190))
	(d)	—	Establishment and Designation of Merrill Lynch Premier Institutional Fund as a separate series of Merrill Lynch Funds For Institutions Series, dated December 9, 1996 (incorporated by reference to Exhibit 1(d) to Post-Effective Amendment No. 15 to Registrant’s Registration Statement Form N-1A (File No. 33-14190))
	(e)	—	Establishment and Designation of Merrill Lynch Rated Institutional Fund as a separate series of Merrill Lynch Funds For Institutions Series, dated June 8, 1998 (incorporated by reference to Exhibit 1(e) to Post Effective Amendment No. 18 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
	(f)	—	Certification of Amendment to Declaration of Trust (incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
2		—	By-Laws of Registrant (incorporated by reference to Exhibit 2 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
3		—	Form of Share Certificate (incorporated by reference to Exhibit 4 to Post-Effective Amendment No. 3 to Registrant’s Registration Statement to Form N-1A (File No. 33-14190))
4	(a)	—	Investment Advisory Agreement for Merrill Lynch Treasury Fund with BlackRock Advisors, LLC*
	(b)	—	Investment Advisory Agreement for Merrill Lynch Government Fund with BlackRock Advisors, LLC*
	(c)	—	Sub-Advisory Agreement between the BlackRock Advisors, LLC and BlackRock Institutional Management Corporation*
5	(a)	—	Form of Unified Distribution Agreement between the Registrant and FAM Distributors, Inc. (“FAMD”) (incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A (File No. 811-02857) of Merrill Lynch Bond Fund, Inc.)
	(b)	—	Form of Selected Dealer Agreement for Merrill Lynch Treasury Fund (incorporated by reference to Exhibit 6(b) to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))

C-1

Exhibit Number			Description
	(c)	—	Form of Unified Distribution Agreement between the Registrant and BlackRock Distributors, Inc. (“BDI”) (incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A (File 811-02857) of Merrill Lynch Bond Fund, Inc.)
6		—	None
7	(a)	—	Form of Custody Agreement between the Registrant and State Street Bank and Trust Company (incorporated by reference to Exhibit 7 to Post Effective Amendment No. 10 to the Registration Statement on Form N-1A of Merrill Lynch Maryland Municipal Bond Fund of Merrill Lynch Multi-State Municipal Series Trust (File 33-49873) filed on October 30, 2001.)
	(b)	—	Form of Administration Agreement between the Registrant and BlackRock Advisors, LLC*
8	(a)	—	Form of Transfer Agency, and Dividend Disbursing Agreement (incorporated by reference to Exhibit 9(a) to Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190)).
	(b)	—	Form of Agreement relating to the use of the “Merrill Lynch” name (incorporated by reference to Exhibit 9(b) to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
	(c)	—	Agreement and Plan of Reorganization of Merrill Lynch Institutional Fund Inc. and Merrill Lynch Government Fund Inc., respectively (incorporated by reference to Exhibit 9(c) to Post-Effective Amendment No. 5 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
	(d)	—	Agreement and Plan of Reorganization of Merrill Lynch Institutional Tax-Exempt Fund (incorporated by reference to Exhibit 10(a) to Post-Effective Amendment No. 10 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
9		—	Opinion and Consent of Counsel (incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 28 to the Registrant’s Registration Statement on Form N-1A (File No. 33-14190))
10		—	Consent of Independent Registered Public Accounting Firm*
11		—	None
12		—	None
13		—	None
14		—	None
15		—	Code of Ethics (Incorporated by reference to Exhibit (r) of Post-Effective Amendment No. 15 to the Registration Statement on Form N-2 of BlackRock Senior Floating Rate Fund, Inc. (File No. 333-39837), filed on November 13, 2006).
16		—	Power of Attorney (Incorporated by reference to Exhibit 16 to Post-Effective Amendment No. 31 to Registrant’s Registration Statement on Form N-1A (File No. 33-14190) filed on July 15, 2007).

*	Filed herewith.

Item 24. Persons Controlled by or Under Common Control with Registrant.

Merrill Lynch Premier Institutional Fund is a controlling person of Premier Institutional Portfolio of Master Institutional Money Market LLC (of which it held 99% as of July 28, 2007), Merrill Lynch Institutional Fund is a controlling person of Institutional Portfolio of Master Institutional Money Market LLC (of which it held 99% as of July 28, 2007), and Merrill Lynch Institutional Tax-Exempt Fund is a controlling person of Institutional Tax-Exempt Portfolio of Master Institutional Money Market LLC (of which it held 99% as of July 28, 2007). Master Institutional Money Market LLC is organized as a limited liability company under the laws of the state of Delaware. The Registrant is not under common control with any other person.

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Item 25. Indemnification.

Reference is made to Section 5.3 of Registrant’s Declaration of Trust.

Insofar as the conditional advancing of indemnification monies for actions based upon the Investment Company Act of 1940 may be concerned, such payments will be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification; and (iii)(a) such promise must be secured by a surety bond, other suitable insurance of an equivalent form of security which assures that any repayments may be obtained by the Registrant without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or

(b) a majority of a quorum of the Registrant’s disinterested, non-party trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser.

BlackRock Advisors, LLC is an indirect wholly owned subsidiary of BlackRock, Inc. BlackRock Advisors, LLC was organized in 1994 for the purpose of providing advisory services to investment companies. The information required by this Item 26 about officers and directors of BlackRock Advisors, LLC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BlackRock Advisors, LLC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-47710).

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(b) BlackRock Institutional Management Corporation (“BIMC”) currently offers investment advisory services to institutional investors such as pension and profit-sharing plans or trusts, insurance companies and banks. The list required by this Item 26 of officers and directors of BIMC, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by BIMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-48433).
Item 27. Principal Underwriters.

FAMD and BDI act as the principal underwriters for each of the following open-end registered investment companies including the Registrant:

     (a) FAMD and BDI act as the principal underwriters for each of the following open-end registered investment companies including the Registrant: FDP Series, Inc., BlackRock Financial Institutions Series Trust, Managed Account Series, BlackRock International Value Fund, BlackRock Balanced Capital Fund, Inc., BlackRock Basic Value Fund, Inc., BlackRock Bond Fund, Inc., BlackRock California Municipal Series Trust, BlackRock Developing Capital Markets Fund, Inc., BlackRock Equity Dividend Fund, BlackRock EuroFund, BlackRock Focus Twenty Fund, Inc., BlackRock Focus Value Fund, Inc., BlackRock Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, BlackRock Global Allocation Fund, Inc., BlackRock Global Dynamic Equity Fund, BlackRock Global Financial Services Fund, Inc., BlackRock Global Growth Fund, Inc., BlackRock Global SmallCap Fund, Inc., BlackRock Healthcare Fund, Inc., BlackRock Index Funds, Inc., BlackRock International Fund of BlackRock Series, Inc., BlackRock Latin America Fund, Inc., BlackRock Large Cap Series Funds, Inc., BlackRock Multi-State Municipal Series Trust, BlackRock Municipal Bond Fund, Inc., BlackRock Municipal Series Trust, BlackRock Natural Resources Trust, BlackRock Pacific Fund, Inc., BlackRock Principal Protected Trust, Merrill Lynch Ready Assets Trust, BlackRock Real Investment Fund, Merrill Lynch Retirement Series Trust, BlackRock Series Fund, Inc., BlackRock Technology Fund, Inc., BlackRock Value Opportunities Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, BlackRock Utilities and Telecommunications Fund, Inc., BlackRock Variable Series Funds, Inc., BlackRock World Income Fund, Inc. and BlackRock Mid Cap Value Opportunities Series, Inc. FAMD and BDI also act as the principal underwriters for the following closed-end registered investment companies: BlackRock Senior Floating Rate Fund, Inc., BlackRock Senior Floating Rate Fund II, Inc., Multi-Strategy Hedge Advantage and Multi-Strategy Hedge Opportunities LLC.

BDI currently also acts as distributor for BlackRock Funds, BlackRock Funds II, BlackRock Liquidity Funds and BlackRock Bond Allocation Target Shares.

(b) Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9011, Princeton, New Jersey 08543-9011.

Name	Position(s) and Office(s) with FAMD	Position(s) and Office(s) with Registrant
Robert Zakem	President	None
Mitchell Cox	Director	None
Brian Hull	Director	None
John Fosina	Chief Financial Officer and Treasurer	None
Martin Byrne	Director	None
Adam Lantz	Secretary	None
Andrea Borton	Compliance Officer	None

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Set forth below is the information concerning each director, officer or partner of BDI. The principal business address of each such person is 760 Moore Road, King of Prussia, PA 19406. No individual listed in the chart below is an officer or employee of the Registrant.

Name	Position With BDI

Rita Adler	Chief Compliance Officer
Douglas Castagna	Controller and Assistant Treasurer
Brian Burns	Director, Chairman, CEO and President
Bruno DiStefano	Vice President
Susan Moscaritolo	Vice President
Christine Ritch	Chief Legal Officer, Assistant Secretary and Assistant Clerk
Bradley Stearns	Assistant Secretary and Assistant Clerk
Nicholas Marsini	Director
Craig Stokarski	Treasurer and Financial and Operations Principal
Steven Sunnerberg	Secretary
Michael DeNofrio	Director
John Wilson	Assistant Secretary and Assistant Clerk
Kristen Nolan	Assistant Secretary and Assistant Clerk

(c) Not applicable.

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Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

(a) Registrant, 800 Scudders Mill Road, Plainsboro, New Jersey 08536.

(b) FAM Distributors, Inc., One Financial Center, 23rd Floor, Boston, Massachusetts 02111.

(c) BlackRock Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406 (records relating to its functions as distributor).

(d) BlackRock Advisors, LLC, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as Manager).

(e) BlackRock Institutional Management Corporation, 100 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as sub-adviser).

(f) State Street Bank and Trust Company, 1776 Heritage Drive, North Quincy, Massachusetts 02171 (records relating to its functions as custodian, transfer agent and dividend disbursing agent).

Item 29. Management Services.

Other than as set forth under the caption “Management of the Funds” in the Prospectus constituting Part A of the Registration Statement and under the caption “Investment Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, Registrant is not a party to any management-related service contract.

Item 30. Undertakings.

None.

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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Suffolk and Commonwealth of Massachusetts, on the 28th day of August, 2007.

MERRILL LYNCH FUNDS FOR INSTITUTIONS SERIES (Registrant)

By	/s/ WILLIAM M. BREEN (William M. Breen, Treasurer)

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registrant’s Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.
	Signature	Title	Date

	ROBERT C. DOLL, JR.* (Robert C. Doll Jr.)	President (Principal Executive Officer) and Trustee

	WILLIAM M. BREEN* (William M. Breen)	Treasurer (Principal Financial and Accounting Officer)

	DAVID O. BEIM* (David O. Beim)	Trustee

	JAMES T. FLYNN* (James T. Flynn)	Trustee

	W. CARL KESTER* (W. Carl Kester)	Trustee

	KAREN P. ROBARDS* (Karen P. Robards)	Trustee

*By:	/s/ WILLIAM M. BREEN (William M. Breen, Attorney-in-Fact)		August 28, 2007

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SIGNATURES
Master Institutional Money Market LLC has duly caused this Registration Statement of Merrill Lynch Funds For Institutions Series to be signed on its behalf by the undersigned, duly authorized, in the County of Suffolk and Commonwealth of Massachusetts, on the 28th day of August, 2007.

MASTER INSTITUTIONAL MONEY MARKET LLC

By	/s/ WILLIAM M. BREEN (William M. Breen, Treasurer)

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated and on the dates indicated.

	Signature	Title	Date

	ROBERT C. DOLL, JR.* (Robert C. Doll Jr.)	President (Principal Executive Officer) and Trustee

	WILLIAM M. BREEN* (William M. Breen)	Treasurer (Principal Financial and Accounting Officer)

	DAVID O. BEIM* (David O. Beim)	Trustee

	JAMES T. FLYNN* (James T. Flynn)	Trustee

	W. CARL KESTER* (W. Carl Kester)	Trustee

	KAREN P. ROBARDS* (Karen P. Robards)	Trustee

*By:	/s/ WILLIAM M. BREEN (William M. Breen, Attorney-in-Fact)		August 28, 2007

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EXHIBIT INDEX

Exhibit			Description
4	(a)	—	Investment Advisory Agreement for Merrill Lynch Treasury Fund with BlackRock Advisors, LLC.
	(b)	—	Investment Advisory Agreement for Merrill Lynch Government Fund with BlackRock Advisors, LLC.
	(c)	—	Sub-Advisory Agreement between BlackRock Advisors, LLC and BlackRock Institutional Management Corporation.
7	(b)	—	Form of Administration Agreement between the Registrant and BlackRock Advisors, LLC.
10		—	Consent of Independent Registered Public Accounting Firm.